N-2 - USD ($)	Sep. 29, 2026	Jun. 26, 2025	Oct. 25, 2024
Cover [Abstract]
Entity Central Index Key	0002027076
Amendment Flag	false
Entity Inv Company Type	N-2
Securities Act File Number	333-280963
Investment Company Act File Number	811-23989
Document Type	N-2
Document Registration Statement	true
Pre-Effective Amendment	false
Post-Effective Amendment	true
Post-Effective Amendment Number	1
Investment Company Act Registration	true
Investment Company Registration Amendment	true
Investment Company Registration Amendment Number	5
Entity Registrant Name	Prospect Enhanced Yield Fund
Entity Address, Address Line One	10 East 40th Street
Entity Address, Address Line Two	42nd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10016
City Area Code	212
Local Phone Number	448-0702
Approximate Date of Commencement of Proposed Sale to Public	As soon as practicable after the effective date of this Registration Statement.
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Class	Class A	Class C		Class I
Shareholder Transaction Expenses
Maximum sales load on your investment (as a percentage of offering price)	5.75%	None		None
Early Withdrawal Charge	None	1.00%	(2)	None
Annual Expenses (as a percentage of projected average net assets attributable to Shares)(1)
Management Fees(3)	1.63%	1.63%		1.63%
Incentive fees(4)	—%	—%		—%
Service Fee	0.25%	0.25%		None
Distribution Fee	None	0.75%		None
Interest Expense on Borrowed Funds(5)	0.79%	0.79%		0.79%
Other Expenses(6)	2.22%	2.22%		2.22%
Acquired Fund Fees and Expenses(7)	—%	—%		—%
Total Annual Expenses	4.89%	5.64%		4.64%
Fee Waivers/Reimbursements/Recoupment(8)	(3.85)%	(3.85)%		(3.85)%
Net Annual Expenses	1.04%	1.79%		0.79%

(1)Amount assumes that we sell $50 million worth of our common stock (and do not issue any preferred stock) during the 12 months following the date of this prospectus. Actual expenses will depend on the number of shares we sell in this offering and the amount of leverage we employ. For example, if we were to raise proceeds significantly less than this amount over the next twelve months, our expenses as a percentage of our average net assets would be significantly higher. There can be no assurance that we will sell $50 million of our shares during the twelve months following the date of this prospectus.
(2)Class C shares are subject to an Early Withdrawal Charge equal to 1.00% of the original purchase price of Class C shares repurchased by the Fund that have been held, as of the time of repurchase, less than 365 days from the purchase date.
(3)Our base management fee under the Investment Advisory Agreement will be payable quarterly in arrears, and will be calculated at an annual rate of 1.375% of the value of our average daily total assets during such period. The percentage reflected in the table is higher than 1.375% because it is calculated on our average net assets (rather than our average total assets). See “Investment Advisory Agreement—Overview of Our Adviser—Advisory Fees.”
(4)The subordinated incentive fee payable to our Adviser is based on our performance and will not be paid unless we achieve certain performance targets. For example, the subordinated incentive fee, which we refer to as the subordinated incentive fee on income, will be calculated and payable quarterly in arrears based upon our “pre-incentive fee net investment income” for the immediately preceding quarter and will be subordinated to a fixed preferred return on the value of our net assets at the end of the immediately preceding calendar quarter equal to 1.75% per quarter, or an annualized rate of 7.0%. See “Investment Advisory Agreement—Overview of Our Adviser—Advisory Fees” for a full explanation of how this incentive fee is calculated. As we cannot predict whether we will meet the necessary performance target, we have assumed that no subordinated incentive fee will be paid during the current fiscal year. We expect the subordinated incentive fees we pay to increase to the extent we earn greater net investment income through our investments.
(5)“Interest payments on borrowed funds” represents our annualized effective interest expense on our reverse repurchase agreements and is estimated for the current fiscal year. We anticipate having an average reverse repurchase balance of $8.7 million. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance.
(6)Other expenses include organizational and offering expenses, accounting, legal and auditing fees as well as the reimbursement of the compensation of our chief financial officer, chief compliance officer, treasurer and secretary and other administrative personnel of our Administrator and fees payable to our independent trustees. The amount presented in the table is based on estimated amounts that may be incurred for the current fiscal year. The estimate of our administrative costs is based on our projected allocable portion of overhead and other expenses incurred by Prospect Administration in performing its obligations under the Administration Agreement, as well as reimbursement of Fund expenses (as outlined in the Investment Advisory Agreement) paid by the Adviser. “Other expenses” does not include non-recurring expenses. See “Administration Agreement” and “Investment Advisory Agreement.”
(7)Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies including private funds that rely on Section 3(c)(1) or 3(c)(7) of the 1940 Act. These indirect costs may include performance fees paid to the Acquired Fund’s adviser or its affiliates. It does not include brokerage or transaction costs incurred by the Acquired Funds. Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year. The amounts under this line item are estimated to be less than 1 basis point, and are therefore included in other expenses.
(8)Pursuant to the ELA, our Adviser has agreed to reimburse expenses of each class of the Fund in order to limit the Fund’s Operating Expenses (as defined below) to an annual rate, expressed as a percentage of each class’s average quarterly net assets, equal to 2.00% (the “Annual Limit”). For purposes of the ELA, the term “Operating Expenses” with respect to the Fund, is defined to include all expenses necessary or appropriate for the operation of the Fund, including but not limited to any and all costs and expenses that qualify as line item “organization and offering” expenses in the financial statements of the Fund as the same are filed with the SEC and other expenses described in the Investment Advisory Agreement, but does not include our Adviser’s base management fee and incentive fee, any portfolio transaction or other investment-related costs (including brokerage commissions, dealer and underwriter spreads, prime broker fees and expenses and dividend expenses related to short sales), distribution and shareholder servicing fees, interest expenses and other financing costs, extraordinary expenses and acquired fund fees and expenses. Any amount reimbursed pursuant to the ELA is subject to recoupment by our Adviser (an “ELA Recoupment”) within the three years following the date that the expense was reimbursed by the Adviser, so long as such recoupment does not cause the Fund’s expense ratio (after the recoupment is taken into account) to exceed either: (1) the Annual Limit in place at the time such amounts were paid by the Adviser; or (2) the Fund’s current Annual Limit. If the ELA is terminated or expires pursuant to its terms, our Adviser maintains its right to recoupment, subject to the aforementioned limitations. The Adviser has agreed to reimburse expenses until at least September 30, 2027. The ELA may not be terminated by the Adviser, but it may be terminated by the Board of Trustees, on 60 days written notice to the Adviser. Additionally, the Adviser has agreed, pursuant to a Management Fee Waiver and Reimbursement Agreement with the Fund, to (1) waive all management fees and incentive fees until at least September 30, 2027 and (2) reimburse the Fund's Operating Expenses (as defined in the ELA) up to the Annual Limit (as defined in the ELA) until at least September 30, 2027. The Management Fee Waiver and Reimbursement is not subject to recoupment. The Management Fee Waiver and Reimbursement Agreement may not be terminated by the Adviser, but it may be terminated by the Board of Trustees on 60 days written notice to the Adviser.

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]

Class	Class A	Class C		Class I
Shareholder Transaction Expenses
Maximum sales load on your investment (as a percentage of offering price)	5.75%	None		None
Early Withdrawal Charge	None	1.00%	(2)	None
Annual Expenses (as a percentage of projected average net assets attributable to Shares)(1)
Management Fees(3)	1.63%	1.63%		1.63%
Incentive fees(4)	—%	—%		—%
Service Fee	0.25%	0.25%		None
Distribution Fee	None	0.75%		None
Interest Expense on Borrowed Funds(5)	0.79%	0.79%		0.79%
Other Expenses(6)	2.22%	2.22%		2.22%
Acquired Fund Fees and Expenses(7)	—%	—%		—%
Total Annual Expenses	4.89%	5.64%		4.64%
Fee Waivers/Reimbursements/Recoupment(8)	(3.85)%	(3.85)%		(3.85)%
Net Annual Expenses	1.04%	1.79%		0.79%

(1)Amount assumes that we sell $50 million worth of our common stock (and do not issue any preferred stock) during the 12 months following the date of this prospectus. Actual expenses will depend on the number of shares we sell in this offering and the amount of leverage we employ. For example, if we were to raise proceeds significantly less than this amount over the next twelve months, our expenses as a percentage of our average net assets would be significantly higher. There can be no assurance that we will sell $50 million of our shares during the twelve months following the date of this prospectus.
(2)Class C shares are subject to an Early Withdrawal Charge equal to 1.00% of the original purchase price of Class C shares repurchased by the Fund that have been held, as of the time of repurchase, less than 365 days from the purchase date.
(3)Our base management fee under the Investment Advisory Agreement will be payable quarterly in arrears, and will be calculated at an annual rate of 1.375% of the value of our average daily total assets during such period. The percentage reflected in the table is higher than 1.375% because it is calculated on our average net assets (rather than our average total assets). See “Investment Advisory Agreement—Overview of Our Adviser—Advisory Fees.”
(4)The subordinated incentive fee payable to our Adviser is based on our performance and will not be paid unless we achieve certain performance targets. For example, the subordinated incentive fee, which we refer to as the subordinated incentive fee on income, will be calculated and payable quarterly in arrears based upon our “pre-incentive fee net investment income” for the immediately preceding quarter and will be subordinated to a fixed preferred return on the value of our net assets at the end of the immediately preceding calendar quarter equal to 1.75% per quarter, or an annualized rate of 7.0%. See “Investment Advisory Agreement—Overview of Our Adviser—Advisory Fees” for a full explanation of how this incentive fee is calculated. As we cannot predict whether we will meet the necessary performance target, we have assumed that no subordinated incentive fee will be paid during the current fiscal year. We expect the subordinated incentive fees we pay to increase to the extent we earn greater net investment income through our investments.
(5)“Interest payments on borrowed funds” represents our annualized effective interest expense on our reverse repurchase agreements and is estimated for the current fiscal year. We anticipate having an average reverse repurchase balance of $8.7 million. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance.
(6)Other expenses include organizational and offering expenses, accounting, legal and auditing fees as well as the reimbursement of the compensation of our chief financial officer, chief compliance officer, treasurer and secretary and other administrative personnel of our Administrator and fees payable to our independent trustees. The amount presented in the table is based on estimated amounts that may be incurred for the current fiscal year. The estimate of our administrative costs is based on our projected allocable portion of overhead and other expenses incurred by Prospect Administration in performing its obligations under the Administration Agreement, as well as reimbursement of Fund expenses (as outlined in the Investment Advisory Agreement) paid by the Adviser. “Other expenses” does not include non-recurring expenses. See “Administration Agreement” and “Investment Advisory Agreement.”
(7)Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies including private funds that rely on Section 3(c)(1) or 3(c)(7) of the 1940 Act. These indirect costs may include performance fees paid to the Acquired Fund’s adviser or its affiliates. It does not include brokerage or transaction costs incurred by the Acquired Funds. Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year. The amounts under this line item are estimated to be less than 1 basis point, and are therefore included in other expenses.
(8)Pursuant to the ELA, our Adviser has agreed to reimburse expenses of each class of the Fund in order to limit the Fund’s Operating Expenses (as defined below) to an annual rate, expressed as a percentage of each class’s average quarterly net assets, equal to 2.00% (the “Annual Limit”). For purposes of the ELA, the term “Operating Expenses” with respect to the Fund, is defined to include all expenses necessary or appropriate for the operation of the Fund, including but not limited to any and all costs and expenses that qualify as line item “organization and offering” expenses in the financial statements of the Fund as the same are filed with the SEC and other expenses described in the Investment Advisory Agreement, but does not include our Adviser’s base management fee and incentive fee, any portfolio transaction or other investment-related costs (including brokerage commissions, dealer and underwriter spreads, prime broker fees and expenses and dividend expenses related to short sales), distribution and shareholder servicing fees, interest expenses and other financing costs, extraordinary expenses and acquired fund fees and expenses. Any amount reimbursed pursuant to the ELA is subject to recoupment by our Adviser (an “ELA Recoupment”) within the three years following the date that the expense was reimbursed by the Adviser, so long as such recoupment does not cause the Fund’s expense ratio (after the recoupment is taken into account) to exceed either: (1) the Annual Limit in place at the time such amounts were paid by the Adviser; or (2) the Fund’s current Annual Limit. If the ELA is terminated or expires pursuant to its terms, our Adviser maintains its right to recoupment, subject to the aforementioned limitations. The Adviser has agreed to reimburse expenses until at least September 30, 2027. The ELA may not be terminated by the Adviser, but it may be terminated by the Board of Trustees, on 60 days written notice to the Adviser. Additionally, the Adviser has agreed, pursuant to a Management Fee Waiver and Reimbursement Agreement with the Fund, to (1) waive all management fees and incentive fees until at least September 30, 2027 and (2) reimburse the Fund's Operating Expenses (as defined in the ELA) up to the Annual Limit (as defined in the ELA) until at least September 30, 2027. The Management Fee Waiver and Reimbursement is not subject to recoupment. The Management Fee Waiver and Reimbursement Agreement may not be terminated by the Adviser, but it may be terminated by the Board of Trustees on 60 days written notice to the Adviser.

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$68	164	260	501
Class C Shares	$18	134	248	528
Class I Shares	$8	105	203	451

Purpose of Fee Table , Note [Text Block]	The following table is intended to assist you in understanding the costs and expenses that an investor in this offering will bear directly or indirectly. The cost you pay to invest in the Fund varies depending upon which class of shares you purchase. We caution you that some of the percentages indicated in the table below are estimates and may vary. Except where the context suggests otherwise, whenever this prospectus contains a reference to fees or expenses paid by “you,” “us” or “Prospect Enhanced Yield Fund” or that “we” will pay fees or expenses, stockholders will indirectly bear such fees or expenses as investors in us.
Other Expenses, Note [Text Block]		Other expenses include organizational and offering expenses, accounting, legal and auditing fees as well as the reimbursement of the compensation of our chief financial officer, chief compliance officer, treasurer and secretary and other administrative personnel of our Administrator and fees payable to our independent trustees. The amount presented in the table is based on estimated amounts that may be incurred for the current fiscal year. The estimate of our administrative costs is based on our projected allocable portion of overhead and other expenses incurred by Prospect Administration in performing its obligations under the Administration Agreement, as well as reimbursement of Fund expenses (as outlined in the Investment Advisory Agreement) paid by the Adviser. “Other expenses” does not include non-recurring expenses. See “Administration Agreement” and “Investment Advisory Agreement.”
Acquired Fund Fees and Expenses, Note [Text Block]		Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies including private funds that rely on Section 3(c)(1) or 3(c)(7) of the 1940 Act. These indirect costs may include performance fees paid to the Acquired Fund’s adviser or its affiliates. It does not include brokerage or transaction costs incurred by the Acquired Funds. Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year. The amounts under this line item are estimated to be less than 1 basis point, and are therefore included in other expenses.
Acquired Fund Fees Estimated, Note [Text Block]		Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies including private funds that rely on Section 3(c)(1) or 3(c)(7) of the 1940 Act. These indirect costs may include performance fees paid to the Acquired Fund’s adviser or its affiliates. It does not include brokerage or transaction costs incurred by the Acquired Funds. Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year. The amounts under this line item are estimated to be less than 1 basis point, and are therefore included in other expenses.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
INVESTMENT OBJECTIVE AND STRATEGY

We are an externally managed, non-diversified, closed-end management investment company that has registered as an investment company under the 1940 Act and operates as an interval fund. We are managed by Prospect Enhanced Yield Management, LLC, a registered investment adviser under the Investment Advisers Act of 1940, as amended, or the Advisers Act, which oversees the management of our activities and is responsible for making investment decisions for our portfolio. We intend to elect to be treated for U.S. federal income tax purposes, and qualify annually thereafter, as a regulated investment company, or RIC, under the Code.
Investment Strategy
Our investment objective is to generate current income and, as a secondary objective, long-term capital appreciation. This investment objective is not fundamental and may be changed by our Board of Trustees if we provide our stockholders with at least 60 days prior notice.
We seek to achieve our investment objective by investing, under normal circumstances, at least 80% of our net assets plus borrowings for investment purposes, in non-mortgage related asset-backed structured credit instruments. Non-mortgage related asset-backed structured credit instruments include: ABS, CLOs and other securitized investments representing interests in cashflows from various assets, such as loans, leases, and warehouse facilities. We may invest in instruments with underlying assets that have similar economic characteristics to the structured credit instruments in which we may make direct investments such as credit derivatives. We may invest in structured credit instruments that are fixed rate or floating or variable rate, and of any credit quality, duration, or maturity. We will invest significantly in securities that are unrated or rated below investment grade, i.e., “junk” securities.
The structured credit investments in which we invest typically will be special purpose vehicles and will be predominantly collateralized against pools of assets that vary by investment. The structured credit investments typically will be BB or B rated (non-investment grade or “junk”) and in limited circumstances, unrated.
We will identify potential investments using our Adviser’s market knowledge, experience and industry relationships. Our Adviser’s relationships with asset-backed securities issuers, CLO collateral managers, underwriters and trading desks will be used to source transactions. In determining when to sell an investment, our Adviser will consider the following factors: the performance of such investment, current market conditions, our capital needs, and other factors.
We seek to invest a majority of our assets in a broad portfolio of unrated or below investment grade rated asset-backed debt, including CLO debt tranches and to a lesser extent, CLO equity. We invest to obtain exposure across a relatively broad range of underlying assets, collateral, loans, and issuers. We also take into consideration any correlation between different underlying securities.
The Fund may invest in credit derivatives, including CDX Indices or CDX index tranches. A CDX Index is a swap on an index of CDS. Investing in CDX Indices allows an investor to manage credit risk or to take a position on a basket of credit entities (such as CDS) in a more efficient manner than transacting in single name CDS. If a credit event occurs in one of the underlying companies, the protection is paid out via the delivery of the defaulted bond by the buyer of protection in return or payment of the notional value of the defaulted bond by the seller of protection or it may be settled through a cash settlement between the two parties. The underlying company is then removed from the index. New series of CDX Indices are issued on a regular basis. A CDX index tranche provides access to customized risk, exposing each investor to losses at different levels of subordination. The lowest part of the capital structure is called the “equity tranche” as it has exposure to the first losses experienced in the basket. The mezzanine and senior tranches are higher in the capital structure but can also be exposed to loss in value.
We may, at times, invest a portion of our assets opportunistically in commercial mortgage backed securities (“CMBS”) in order to achieve our investment objective.

In order to comply with diversification requirements applicable to RICs, with respect to half of our investment portfolio, our interest in any one investment will not exceed 5% of the value of our gross assets, and with respect to the other half of our portfolio, our interest in any one investment will not exceed 25% of the value of our gross assets. We do not operate as a “diversified” investment company within the meaning of the 1940 Act. See “Material U.S. Federal Income Tax Considerations” for our detailed RIC diversification requirements.
Overview of Collateralized Loan Obligations
The CLOs that we invest in are special purpose investment vehicles (typically formed in the Cayman Islands or another similar foreign jurisdiction) that own a diversified pool of senior secured loans. A CLO raises capital by issuing multiple tranches of debt and an equity tranche. The rated CLO debt tranches consist of long-term financing with specified financing terms, including floating interest rates at a stated spread over SOFR.
In a typical CLO, the capital structure would include approximately 75% to 90% debt, with the remainder comprising the junior-most CLO security, typically referred to as the CLO’s equity tranche. Interest cashflows derived from the pool of Senior Secured Loans are generally allocated sequentially in this order:
(1) Administrative expenses in the CLO
(2) Senior collateral management fee
(3) Interest expense on senior debt tranches
(4) Interest expense on junior debt tranches
(5) Junior management fees
(6) Remainder to the equity tranche
This sequential cashflow allocation is usually referred to as the “payment waterfall.” The most subordinated tranche of securities is, therefore, the most sensitive to defaults and realized losses from the underlying loans, while the higher rated-tranches have lower corresponding risk (and offer lower potential returns).
The equity tranche represents the most junior tranche in the CLO capital structure. An investor in the equity tranche expects that the interest received from the loans will exceed the expenses in the CLO structure. If this does not occur, then the investors in the equity tranche will experience a lower level of distributions and may incur a complete loss of investment. If losses on the CLO’s loans increase above certain levels, the CLO’s debt investors are also at risk of principal loss.
Debt tranches of CLOs are typically rated by Moody’s, Standard & Poor’s (“S&P”) and Fitch and have a stated coupon or spread over SOFR. CLO debt tranches may be rated AAA to B. Equity tranches of CLOs are unrated and do not have a stated coupon. The principal and interest payments made to CLO junior debt tranches occur after the CLO’s senior and investment grade tranches have received their contractual payments. Equity tranches receive the cash flow after all other payments in the payment waterfall are made.
Overview of Deal Sourcing
Deals will typically be sourced through our Adviser’s direct contact and access to major U.S.-based ABS and CLO issuers and extensive relationships and contacts with U.S. ABS and CLO trading operations at banks and other financial institutions.
Analysis of Collateral
Our Adviser also will typically perform in-depth due diligence on the underlying collateral of ABS and CLO securities we evaluate for investments. Our Adviser’s evaluation process typically focuses on identifying high-risk assets, evaluating the key events which could lead to their default, and understanding the timing of these events and the expected severity of loss should these events take place.
We caution investors that the past performance described above is not indicative of future returns and the results do not include fees, expenses or taxes that a stockholder may incur. The results described above may not be representative of our portfolio.
In this process of evaluation, input generally will be obtained from our Adviser’s professionals. In addition, our Adviser has access to its experienced credit team for information with which to screen issuers according to qualitative and quantitative criteria. Credit statistics are typically reviewed for all collateral underlying our investments. This review usually will be used in the investment modeling process and stress case analysis, which our Adviser believes will produce a thorough assessment of underlying potential default and recovery characteristics of Target Securities.
ABS and CLO Structural Analysis
We utilize both proprietary and third party financial models to assess credit and structural risks of each prospective ABS and CLO investment and to determine expected returns. Typically these models incorporate many of the following structural variables and assumptions in respect of each transaction:
•probability and/or timing of underlying asset default;
•recovery rates and timing of recovery on defaulted assets;
•cash receipts and prepayments;
•term of the transaction;
•capital structure;
•funding cost;
•fees and expenses; and
•cash flow “waterfalls”, including application of excess spread and cash flow diversion triggers.
Utilizing our default and recovery assumptions generated for portfolios, a risk analysis generally will be performed to determine the probability of achieving various return levels for each investment. Transactions which demonstrate stable return profiles with high breakeven probabilities typically will be targeted and transactions with significant tail risk (i.e., probability of achieving below targeted returns) typically will be avoided.
Our Adviser also utilizes in-house legal professionals and/or external legal counsel to review ABS and CLO legal documents as part of the investment process.
The structural analysis generally will also be used to identify and manage risk concentrations in the aggregate investment portfolio (i.e., asset, asset class, sector, rating and manager) and to ensure ongoing compliance with our investment strategy.
Management of Investments
Investment decisions by our Adviser will generally be based on a rigorous credit and structural review and relative value analysis performed by its team, and potential investments will generally be analyzed on the merits of the individual transaction in terms of absolute return targets and relative value versus comparable opportunities.
Our Adviser’s team generally will prepare an investment memorandum that documents an investment hypothesis and supporting information. Supporting information often includes, among other items, due diligence performed on the underlying portfolio, stratification of collateral to be included in the transaction, the structural analysis set out above, due diligence performed on the collateral manager if applicable a review and analysis of the offering documentation, and modeling of “downside” and “stress” scenarios.
Our Adviser’s sale and purchase decisions are reviewed and approved by multiple professionals. Our Adviser’s professionals typically use a consensus approach to decision making, wherein each purchase or sale of an investment must be approved by a majority of such professionals. If a majority consensus is not reached, an investment sale or purchase typically will not be made. Our Adviser’s professionals confer as often as is necessary to discuss potential new investments and existing positions whenever action is required. As part of its investment decisions, our Adviser’s professionals may also take into consideration an analysis of a potential investment’s impact on our portfolio’s structure. See “Portfolio Management” for additional information on our Adviser’s professionals.
Risk management is an on-going process that may include regular benchmarking of investment performance against the initial investment hypothesis and the maintenance and monitoring of a “risk rating list” by our Adviser on a monthly basis derived from general market information including security prices, press releases, news and statements and ongoing due diligence to assist our Adviser in forecasting the occurrence of specific credit events and modeling outcomes.
Cash Uses and Cash Management Activities
In accordance with our investment strategy, our principal use of cash (including the net offering proceeds) will be to fund investments sourced by our Adviser, as well as initial expenses related to this offering, ongoing operational expenses, payment of repurchase offers, and payment of dividends and other distributions to stockholders in accordance with our distribution policy. See “Distributions”.
Use of Leverage
To seek to enhance our returns, we may borrow money from time to time at the discretion of our Adviser within the levels permitted by the 1940 Act (which generally allows us to incur indebtedness so long as our asset coverage ratio is at least 300% with respect to and after incurring such indebtedness or issue preferred stock so long as our asset coverage ratio is at least 200% with respect to and after issuing such preferred stock) when the terms and conditions available are favorable to long-term investing and well-aligned with our investment strategy and portfolio composition. In determining whether to borrow money, we will analyze the maturity, covenant package and rate structure of the proposed borrowings as well as the risks of such borrowings compared to our investment outlook.
The use of borrowed funds or the proceeds of notes or preferred stock to make investments has its own specific set of benefits and risks, and all of the costs of borrowing funds or issuing preferred stock would be borne by holders of our common stock. See “Risk Factors-Risks Related to Our Capital Structure and Leverage” for a discussion of the risks inherent to employing leverage.
Competition
We compete for investments with other investment companies and investment funds (including private equity funds, and mezzanine funds), as well as traditional financial services companies such as commercial banks and other sources of funding. Moreover, alternative investment vehicles, such as hedge funds, invest in Target Securities. As a result of these new entrants, competition for investment opportunities in Target Securities may intensify. Many of our competitors are substantially larger and have considerably greater financial, technical and marketing resources than we do. We believe we will be able to compete with these entities primarily on the basis of the experience and contacts of our Adviser, and our responsive and efficient investment analysis and decision-making processes.
Operations
Our day-to-day investment operations are managed by our Adviser. Our Adviser does not currently have employees, but has access to certain investment, finance, accounting, legal, and administrative personnel of Prospect Capital Management and Prospect Administration. In particular, certain personnel of Prospect Capital Management will be made available to our Adviser to assist it in managing our portfolio and operations, provided that they are supervised at all times by our Adviser.
In addition, we reimburse Prospect Administration for an allocable portion of expenses incurred by it in performing its obligations under our Administration Agreement, including a portion of the rent and the compensation of our chief financial officer, chief compliance officer, treasurer and secretary and other administrative support personnel.
Facilities
We do not own any real estate or other physical properties materially important to our operation. Our corporate headquarters are located at 10 East 40th Street, 42nd Floor, New York, NY 10016, where we occupy office space pursuant to an Administration Agreement with Prospect Administration.
Legal Proceedings
Neither we nor our Adviser are currently subject to any material legal proceedings, nor, to our knowledge, is any material legal proceeding threatened against us or against our Adviser.
From time to time, our Adviser, its affiliates or its professionals may be party to certain legal proceedings in the ordinary course of business, including proceedings relating to the enforcement of our rights with respect to our investments. While the outcome of such legal proceedings cannot be predicted with certainty, we do not expect that any such proceedings will have a material effect upon our financial condition or results of operations.

Risk Factors [Table Text Block]
RISK FACTORS
Investing in our shares involves a number of significant risks. In addition to the other information contained elsewhere in this prospectus, you should consider carefully the following information before making an investment in our shares. If any of the following events occur, our business, financial condition and results of operations could be materially and adversely affected. In such case, the net asset value of our shares could decline, and you may lose all or part of your investment.
Risks Related to Our Business and Structure
Our Board of Trustees may change our investment objective by providing our stockholders with 60 days prior notice, or may modify or waive our current operating policies and strategies without prior notice or stockholder approval, the effects of which may be adverse.
Our investment objective is to generate current income and, as a secondary objective, long-term capital appreciation. This investment objective may be changed by our Board of Trustees if we provide our stockholders with at least 60 days prior notice. In addition, our Board of Trustees has the authority to modify or waive our current operating policies, investment criteria and strategies without prior notice and without stockholder approval. We cannot predict the effect any changes to our investment objective, current operating policies, investment criteria and strategies would have on our business, net asset value, operating results or the value of our shares. However, the effects might be adverse, which could negatively impact our ability to pay you distributions and cause you to lose all or part of your investment. Moreover, we will have significant flexibility in investing the net proceeds of this offering and may use the net proceeds from our public offering in ways with which investors may not agree. Finally, since our shares are not listed on a national securities exchange, you will be limited in your ability to sell your shares in response to any changes in our investment objective, operating policies, investment criteria or strategies.
The SEC staff could modify its position on certain non-traditional investments, including investments in CLOs.
The staff of the SEC has undertaken a broad review of the potential risks associated with different asset management activities, focusing on, among other things, liquidity risk and risk from leverage. The staff of the Division of Investment Management has, in correspondence with registered management investment companies, raised questions about the level and special risks of investments in CLOs. While it is not possible to predict what conclusions the staff will reach in these areas, or what recommendations the staff might make to the SEC, the imposition of limitations on investments by registered management investment companies in CLOs could adversely impact our ability to implement our investment strategy and/or our ability to raise capital through public offerings, or cause us to take certain actions with potential negative impacts on our financial condition and results of operations. We are unable at this time to assess the likelihood or timing of any such regulatory development.
We are subject to credit risks and risks associated with unrated or below investment grade securities.
While the Fund’s investments are expected to consist of predominantly structured credit instruments, some of our investments may be subject to greater credit risk than others. Credit risk is the risk that an issuer of, or obligor under, an investment, may be unable or unwilling to make dividend, interest and principal payments when due and the related risk that the value of an investment may decline because of concerns about the issuer’s or obligor’s ability or willingness to make such payments. This risk may be especially heightened for certain of our investments which may be rated below investment grade or unrated, as well as investments that may be of credit quality comparable to securities rated below investment grade by a rating agency or unrated. Such unrated or below investment grade securities are commonly referred to as “junk” or “high yield” securities. Such investments of comparable credit quality, while generally offering the potential for higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of dividend or interest deferral, default or bankruptcy, and are regarded as predominantly speculative with respect to the issuer’s capacity to pay dividends or interest and repay principal. In addition, these investments of comparable credit quality are generally more susceptible to decline in market value due to adverse economic and business developments and are often unsecured and subordinated to other creditors of the issuer. The market values for unrated or below investment grade securities or investments of comparable credit quality tend to be very volatile, and these instruments are generally less liquid than investment grade securities.
Economic recessions or downturns could impair our portfolio investments and adversely affect our operating results.
The performance of the underlying collateral for many of our investments may be susceptible to economic slowdowns or recessions and may be unable to repay our debt investments during these periods. Recent inflationary pressure and rising interest rates have and may continue to disrupt economic markets. In the past, instability in the global capital markets resulted in disruptions in liquidity in the debt capital markets, significant write-offs in the financial services sector, the re-pricing of credit risk in the broadly syndicated credit market and the failure of major domestic and international financial institutions. In particular, in past periods of instability, the financial services sector was negatively impacted by significant write-offs as the value of the assets held by financial firms declined, impairing their capital positions and abilities to lend and invest.
In an economic downturn, we may have non-performing assets or non-performing assets are likely to increase, and the value of our portfolio is likely to decrease during these periods. Adverse economic conditions may also decrease the value of any collateral securing our investments. A prolonged recession may further decrease the value of such collateral and result in losses of value in our portfolio and a decrease in our revenues, net income and NAV. Unfavorable economic conditions also could increase our funding costs, limit our access to the capital markets or result in a decision by lenders not to extend credit to us on terms we deem acceptable. These events could prevent us from making or increasing investments and adversely affect our operating results.
We are subject to prepayment and extension risk.
Many types of debt instruments are subject to prepayment and extension risk. Prepayment risk is the risk that the issuer of a debt instrument will pay back the principal earlier than expected. This risk is heightened in a falling market interest rate environment. Prepayment may expose the Fund to a lower rate of return upon reinvestment of principal. Also, if a debt instrument subject to prepayment has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Extension risk is the risk that the issuer of a debt instrument will pay back the principal later than expected. This risk is heightened in a rising market interest rate environment. This may negatively affect performance, as the value of the debt instrument decreases when principal payments are made later than expected. Additionally, the Fund may be prevented from investing proceeds it would have received at a given time at the higher prevailing interest rates.
Global economic, political and market conditions may adversely affect our business, results of operations and financial condition, including our revenue growth and profitability.
Downgrades by rating agencies to the U.S. government’s credit rating or concerns about its credit and deficit levels in general could cause interest rates and borrowing costs to rise, which may negatively impact both the perception of credit risk associated with our debt portfolio and our ability to access the debt markets on favorable terms. In addition, a decreased U.S. government credit rating could create broader financial turmoil and uncertainty, which may weigh heavily on our financial performance and the value of our common stock.
Deterioration in the economic conditions in the Eurozone and globally, including instability in financial markets, may pose a risk to our business. In recent years, financial markets have been affected at times by a number of global macroeconomic and political events, including the following: large sovereign debts and fiscal deficits of several countries in Europe and in emerging markets jurisdictions, levels of non-performing loans on the balance sheets of European banks, the potential effect of any European country leaving the Eurozone, the effect of the United Kingdom leaving the European Union (the “EU”), and market volatility and loss of investor confidence driven by political events. The decision made in the United Kingdom to leave the EU has led to volatility in global financial markets and may lead to weakening in consumer, corporate and financial confidence in the United Kingdom and Europe. Market and economic disruptions have affected, and may in the future affect, consumer confidence levels and spending, personal bankruptcy rates, levels of incurrence and default on consumer debt and home prices, among other factors. We cannot assure you that market disruptions in Europe, including the increased cost of funding for certain governments and financial institutions, will not impact the global economy, and we cannot assure you that assistance packages will be available, or if available, be sufficient to stabilize countries and markets in Europe or elsewhere affected by a financial crisis. To the extent uncertainty regarding any economic recovery in Europe negatively impacts consumer confidence and consumer credit factors, our business, financial condition and results of operations could be significantly and adversely affected.
Various social and political circumstances in the U.S. and around the world (including wars and other forms of conflict, including rising trade tensions between the United States and China, and other uncertainties regarding actual and potential shifts in the U.S. and foreign, trade, economic and other policies with other countries, terrorist acts, security operations and catastrophic events such as fires, floods, earthquakes, tornadoes, hurricanes and global health epidemics), may also contribute to increased market volatility and economic uncertainties or deterioration in the U.S. and worldwide. Specifically, Russia’s recent military incursion into Ukraine, the response of the United States and other countries, and the potential for wider conflict, has increased volatility and uncertainty in the financial markets and may adversely affect the Fund.
Immediately following Russia’s invasion, the United States and other countries imposed wide-ranging economic sanctions on Russia, individual Russian citizens, and Russian banking entities and other businesses, including those in the energy sector. These unprecedented sanctions have been highly disruptive to the Russian economy and, given the interconnectedness of today’s global economy, could have broad and unforeseen macroeconomic implications. The ultimate nature, extent and duration of Russia’s military actions (including the potential for cyberattacks and espionage), and the response of state governments and businesses, cannot be predicted at this time. However, further escalation of the conflict could result in significant market disruptions, and negatively affect global supply chains, inflation and global growth. In addition, the Israel-Hamas conflict as well as the potential risk for a wider conflict could negatively affect financial markets. The Middle East plays a pivotal role in the global energy sector, and prolonged instability could impact oil prices, leading to increased costs for businesses and consumers. Furthermore, the U.S.’s diplomatic ties and commitments in the region mean that it might become more directly involved, either diplomatically or militarily, diverting attention and resources. These and any related events could negatively impact the performance of our investment’s underlying collateral.
Additionally, the Federal Reserve has raised interest rates multiple times since March 2022 and rates have remained elevated. These developments, along with the United States government’s credit and deficit concerns, global economic uncertainties and market volatility, could cause interest rates to be volatile, which may negatively impact the performance of the Fund.
Political, social and economic uncertainty creates and exacerbates risk.
Social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) will occur that create uncertainty and have significant impacts on issuers, industries, governments and other systems, including the financial markets, to which companies and their investments are exposed. As global systems, economies and financial markets are increasingly interconnected, events that once had only local impact are now more likely to have regional or even global effects. Events that occur in one country, region or financial market will, more frequently, adversely impact issuers in other countries, regions or markets, including in established markets such as the U.S. These impacts can be exacerbated by failures of governments and societies to adequately respond to an emerging event or threat.
Uncertainty can result in or coincide with, among other things: increased volatility in the financial markets for securities, derivatives, loans, credit and currency; a decrease in the reliability of market prices and difficulty in valuing assets (including portfolio company assets); greater fluctuations in spreads on debt investments and currency exchange rates; increased risk of default (by both government and private obligors and issuers); further social, economic, and political instability; nationalization of private enterprise; greater governmental involvement in the economy or in social factors that impact the economy; changes to governmental regulation and supervision of the loan, securities, derivatives and currency markets and market participants and decreased or revised monitoring of such markets by governments or self-regulatory organizations and reduced enforcement of regulations; limitations on the activities of investors in such markets; controls or restrictions on foreign investment, capital controls and limitations on repatriation of invested capital; the significant loss of liquidity and the inability to purchase, sell and otherwise fund investments or settle transactions (including, but not limited to, a market freeze); unavailability of currency hedging techniques; substantial, and in some periods extremely high, rates of inflation, which can last many years and have substantial negative effects on credit and securities markets as well as the economy as a whole; recessions; and difficulties in obtaining and/or enforcing legal judgments.
Legislative or other actions relating to taxes could have a negative effect on us.
Legislative or other actions relating to taxes could have a negative effect on us or our stockholders. The rules dealing with U.S. federal income taxation are constantly under review by persons involved in the legislative process and by the Internal Revenue Service (“IRS”) and the U.S. Treasury Department. We cannot predict with certainty how any changes in the tax laws might affect us, our stockholders or our investments. New legislation and any U.S. Treasury regulations, administrative interpretations or court decisions interpreting such legislation could significantly and negatively affect our ability to qualify for tax treatment as a RIC or the U.S. federal income tax consequences to us and our stockholders of such qualification, or could have other adverse consequences. Investors are urged to consult with their tax advisor with respect to the status of legislative, regulatory or administrative developments and proposals and their potential effect on an investment in our securities.
Interest rate fluctuations may adversely affect the value of our portfolio investments which could have an adverse effect on our business, financial condition and results of operations.
Our debt investments may be based on floating rates, such as SOFR, EURIBOR, the Federal Funds Rate or the Prime Rate. General interest rate fluctuations may have a substantial negative impact on our investments, the value of our common stock and our rate of return on invested capital. A reduction in the interest rates on new investments relative to interest rates on current investments could also have an adverse impact on our net interest income. An increase in interest rates could decrease the value of any investments we hold which earn fixed interest rates, including subordinated loans, senior and junior secured and unsecured debt securities and loans and high yield bonds, and also could increase our interest expense, thereby decreasing our net income. Also, an increase in interest rates available to investors could make investment in our common stock less attractive if we are not able to increase our dividend rate, which could reduce the value of our common stock.
Because we have issued shares of preferred stock and may borrow money and may issue additional shares of preferred stock to finance investments, our net investment income may depend, in part, upon the difference between the rate at which we borrow funds or pay distributions on preferred stock and the rate that our investments yield. As a result, we can offer no assurance that a significant change in market interest rates will not have a material adverse effect on our net investment income. In periods of rising interest rates, our cost of funds would increase except to the extent we have issued fixed rate debt or preferred stock, which could reduce our net investment income.
You should also be aware that a change in the general level of interest rates can be expected to lead to a change in the interest rate we receive on many of our debt investments. Accordingly, a change in the interest rate could make it easier for us to meet or exceed the performance threshold and may result in a substantial increase in the amount of incentive fees payable to our Adviser with respect to the portion of the Incentive Fee based on income.
Our ability to achieve our investment objective depends on our Adviser’s ability to manage and support our investment process. If our Adviser were to lose access to its professionals, our ability to achieve our investment objective could be significantly harmed.
Since we have no employees, we will depend on the investment expertise, skill and network of business contacts of our Adviser. Our Adviser will evaluate, negotiate, structure, execute, monitor and service our investments. Our future success will depend to a significant extent on the continued service and coordination of the professionals of our Adviser. The departure of any of our Adviser’s professionals could have a material adverse effect on our ability to achieve our investment objective.
Our ability to achieve our investment objective depends on our Adviser’s ability to identify, analyze, invest in, finance and monitor companies and investments that meet our investment criteria. Our Adviser’s capabilities in structuring the investment process, providing competent, attentive and efficient services to us, and facilitating access to financing on acceptable terms depend on the employment of investment professionals in an adequate number and of adequate sophistication to match the corresponding flow of transactions. To achieve our investment objective, our Adviser may need to hire, train, supervise and manage new investment professionals to participate in our investment selection and monitoring process. Our Adviser may not be able to find investment professionals in a timely manner or at all. Failure to support our investment process could have a material adverse effect on our business, financial condition and results of operations.
Both the Investment Advisory Agreement and Administration Agreement have termination provisions that allow the parties to terminate the agreements without penalty. For example, the Investment Advisory Agreement may be terminated at any time, without penalty, by our Adviser upon 60 days’ notice to us. If either agreement is terminated, it may adversely affect the quality of our investment opportunities. In addition, in the event such agreements are terminated, it may be difficult for us to replace our Adviser or Prospect Administration.
Because our business model depends to a significant extent upon relationships with investment banks, commercial banks, loan originators and CLO collateral managers, the inability of our Adviser to maintain or develop these relationships, or the failure of these relationships to generate investment opportunities, could adversely affect our business.
Our Adviser depends on its relationships with investment banks, commercial banks, loan originators, and CLO collateral managers, and we will rely to a significant extent upon these relationships to provide us with potential investment opportunities. If our Adviser fails to maintain its existing relationships or develop new relationships with other sources of investment opportunities, we may not be able to grow our investment portfolio. In addition, individuals with whom our Adviser has relationships are not obligated to provide us with investment opportunities, and, therefore, there is no assurance that such relationships will generate investment opportunities for us.
We may face increasing competition for investment opportunities, which could delay deployment of our capital, reduce returns and result in losses.
We compete for investments with other investment companies and investment funds (including private equity funds, and mezzanine funds), as well as traditional financial services companies such as commercial banks and other sources of funding. Moreover, alternative investment vehicles, such as hedge funds, invest in Target Securities. As a result of these new entrants, competition for investment opportunities in Target Securities may intensify. Many of our competitors are substantially larger and have considerably greater financial, technical and marketing resources than we do. For example, some competitors may have a lower cost of capital and access to funding sources that are not available to us. In addition, some of our competitors may have higher risk tolerances or different risk assessments than we have. These characteristics could allow our competitors to consider a wider variety of investments, establish more relationships and offer better pricing and more flexible structuring than we are able to do. We may lose investment opportunities if we do not match our competitors’ pricing, terms and structure. If we are forced to match our competitors’ pricing, terms and structure, we may not be able to achieve acceptable returns on our investments or may bear substantial risk of capital loss. A significant part of our competitive advantage stems from the fact that the market for Target Securities is underserved by financing sources generally. A significant increase in the number and/or the size of our competitors in this target market could force us to accept less attractive investment terms. Furthermore, many of our competitors have greater experience operating under, or are not subject to, the regulatory restrictions that the 1940 Act will impose on us as a registered closed-end management investment company.
A significant portion of our investment portfolio will be recorded at fair value as determined in good faith pursuant to our valuation procedures and, as a result, there will be uncertainty as to the value of our investments.
Under the 1940 Act, we are required to carry our investments at market value or, if there is no readily available market value, at fair value as determined pursuant to our valuation procedures. Typically, there will not be a public market for the investments that we make. Our Target Securities are difficult to value by virtue of the fact that they are not publicly traded or actively traded on a secondary market but, instead, may be traded on a privately negotiated over-the-counter secondary market for institutional investors. As a result, we will value these securities daily at fair value as determined in good faith pursuant to our valuation procedures. Certain factors that may be considered in determining the fair value of our investments include dealer quotes for securities traded on the secondary market for institutional investors, the nature and realizable value of any collateral and estimates of the value of securities in which we invest, which will be supplied, directly or indirectly, by banks, other market counterparties or pricing systems or estimates approved for such purpose by our Board of Trustees. Such estimates may be unaudited or may be subject to little verification or other due diligence and may not comply with generally accepted accounting practices or other valuation principles. In addition, these entities may not provide estimates of the value of the securities in which we invest on a regular or timely basis or at all with the result that the values of such investments may be estimated by our Adviser on the basis of information available at the time. Because such valuations, and particularly valuations of private securities, are inherently uncertain, may fluctuate over short periods of time and may be based on estimates, our determinations of fair value may differ materially from the values that would have been used if a ready market for these non-traded securities existed or if we tried to sell our investments. Due to this uncertainty, our fair value determinations may cause our net asset value on a given date to materially understate or overstate the value that we may ultimately realize upon the sale of one or more of our investments.
There is a risk that investors in our shares may not receive distributions and that our distributions may not grow over time.
We intend to make distributions to our stockholders out of assets legally available for distribution. We cannot assure you that we will achieve investment results that will allow us to make a specified level of cash distributions or year-to-year increases in cash distributions. In addition, due to the asset coverage test applicable to us as a registered closed-end management investment company, we may be limited in our ability to make distributions. See “Regulation—Senior Securities” in the SAI. You should understand that such distributions may not be based on our investment performance and can only be sustained if we achieve positive investment performance in future periods. You should also understand that any reimbursements to our Adviser (if any such reimbursements are made) would reduce the future distributions to which you would otherwise be entitled. There can be no assurance that we will achieve the performance necessary to sustain our distributions or that we will be able to pay distributions at all. In particular, if the current period of market disruption and instability caused by inflationary pressures and various geopolitical tensions continues for an extended period of time, our ability to declare and pay distributions on our shares may be adversely impacted. Under such circumstances, our distributions may not be consistent with historical levels, may not grow over time, and may partially comprise a return of capital; and it is possible that investors may not receive distributions at all.
The amount of any distributions we may make is uncertain. Our distribution proceeds may exceed our earnings. Therefore, portions of the distributions that we make may be a return of the money that you originally invested and represent a return of capital to you for tax purposes.
We intend, subject to change by our Board of Trustees, to declare distributions on a quarterly or monthly basis and pay distributions on a monthly basis. We will pay these distributions to our stockholders out of assets legally available for distribution. While our Adviser may agree to limit our expenses to ensure that such expenses are reasonable in relation to our income, we cannot assure you that we will achieve investment results that will allow us to make a targeted level of cash distributions or year-to-year increases in cash distributions. Our ability to pay distributions might be adversely affected by, among other things, the impact of one or more of the risk factors described in this prospectus, including the risk that the current period of market disruption and instability caused by the coronavirus pandemic may continue for an extended period of time. In addition, the inability to satisfy the asset coverage test applicable to us as an investment company may limit our ability to pay distributions. All distributions will be paid at the discretion of our Board of Trustees and will depend on our earnings, our financial condition, maintenance of our RIC status, compliance with applicable investment company regulations and such other factors as our Board of Trustees may deem relevant from time to time. We cannot assure you that we will pay distributions to our stockholders in the future. In the event that we encounter delays in locating suitable investment opportunities, we may pay all or a substantial portion of our distributions from the proceeds of our public offering or from borrowings in anticipation of future cash flow, which may constitute a return of your capital. Such a return of capital is not immediately taxable, but reduces your tax basis in our shares, which may result in you recognizing more gain (or less loss) when your shares are sold. Distributions from the proceeds of our public offering or from borrowings will be distributed after payment of fees and expenses and could reduce the amount of capital we ultimately invest in our investments.
Efforts to comply with the Sarbanes-Oxley Act will involve significant expenditures, and non-compliance with such regulations may adversely affect us.
We are subject to the Sarbanes-Oxley Act and the related rules and regulations promulgated by the SEC. We will be required to periodically review our internal control over financial reporting, and evaluate and disclose changes in our internal control over financial reporting. Developing and maintaining an effective system of internal controls may require significant expenditures, which may negatively impact our financial performance and our ability to make distributions. This process will also result in a diversion of management’s time and attention. We cannot be certain as to the timing of the completion of our evaluation, testing and remediation actions or the impact of the same on our operations and we may not be able to ensure that the process is effective or that our internal control over financial reporting is or will be effective in a timely manner. In the event that we are unable to develop or maintain an effective system of internal controls and maintain or achieve compliance with the Sarbanes-Oxley Act and related rules, we may be adversely affected.
Changes in laws or regulations governing our operations may adversely affect our business or cause us to alter our business strategy.
We, the Target Securities in which we invest, and the companies whose securities are held by CLOs will be subject to regulation at the local, state and federal level. New legislation may be enacted or new interpretations, rulings or regulations could be adopted, including those governing the types of investments we are permitted to make, any of which could harm us and our stockholders, potentially with retroactive effect.
Additionally, any changes to the laws and regulations governing our operations relating to permitted investments may cause us to alter our investment strategy to avail ourselves of new or different opportunities. Such changes could result in material differences to our strategies and plans as set forth in this prospectus and may result in our investment focus shifting from the areas of expertise of our Adviser to other types of investments in which our Adviser may have less expertise or little or no experience. Thus, any such changes, if they occur, could have a material adverse effect on our results of operations and the value of your investment.
Changes in the laws or regulations or the interpretations of the laws and regulations that govern registered closed-end management investment companies, RICs or non-depository commercial lenders could significantly affect our operations and our cost of doing business. Our portfolio companies are subject to federal, state and local laws and regulations. New legislation may be enacted or new interpretations, rulings or regulations could be adopted, any of which could materially adversely affect our business, including with respect to the types of investments we are permitted to make, and your interest as a stockholder potentially with retroactive effect. In addition, any changes to the laws and regulations governing our operations relating to permitted investments may cause us to alter its investment strategy in order to avail ourselves of new or different opportunities. These changes could result in material changes to the strategies and plans set forth in this prospectus and may result in our investment focus shifting from the areas of expertise of our Adviser to other types of investments in which our Adviser may have less expertise or little or no experience. Any such changes, if they occur, could have a material adverse effect on our business, results of operations and financial condition and, consequently, the value of your investment in us.
Over the last several years, there has been an increase in regulatory attention to the extension of credit outside of the traditional banking sector, raising the possibility that some portion of the non-bank financial sector will be subject to new regulation. While it cannot be known at this time whether these regulations will be implemented or what form they will take, increased regulation of non-bank credit extension could negatively impact our operations, cash flows or financial condition, impose additional costs on us, intensify the regulatory supervision of us or otherwise adversely affect our business.
The application of the risk retention rules under U.S. and EU law to CLOs may have broader effects on the CLO and loan markets in general, potentially resulting in fewer or less desirable investment opportunities for us.
Section 941 of the Dodd-Frank Act added a provision to the Securities Exchange Act of 1934, as amended, requiring the seller, sponsor or securitizer of a securitization vehicle to retain no less than five percent of the credit risk in assets it sells into a securitization and prohibiting such securitizer from directly or indirectly hedging or otherwise transferring the retained credit risk. The responsible federal agencies adopted final rules implementing these restrictions on October 22, 2014. The risk retention rules became effective with respect to CLOs two years after publication in the Federal Register. Under the final rules, the asset manager of a CLO is considered the sponsor of a securitization vehicle and is required to retain five percent of the credit risk in the CLO, which may be retained horizontally in the equity tranche of the CLO or vertically as a five percent interest in each tranche of the securities issued by the CLO. Although the final rules contain an exemption from such requirements for the asset manager of a CLO if, among other things, the originator or lead arranger of all of the loans acquired by the CLO retain such risk at the asset level and, at origination of such asset, takes a loan tranche of at least 20% of the aggregate principal balance, it is possible that the originators and lead arrangers of loans in this market will not agree to assume this risk or provide such retention at origination of the asset in a manner that would provide meaningful relief from the risk retention requirements for CLO managers.
We believe that the U.S. risk retention requirements imposed for CLO managers under Section 941 of the Dodd-Frank Act has created some uncertainty in the market in regard to future CLO issuance. Given that certain CLO managers may require capital provider partners to satisfy this requirement, we believe that this may create additional risks for us in the future.
On February 9, 2018, a panel of the United States Court of Appeals for the District of Columbia Circuit ruled that the federal agencies exceeded their authority under the Dodd-Frank Act in adopting the final rules as applied to asset managers of open-market CLOs. The agencies can request that the full court rehear the case, and if the full court agrees to rehear the case, there can be no assurance as to how long the court will take to issue its decision or whether the full court will reach the same ruling as that of the panel. The period for the federal agencies responsible for the Final U.S. Risk Retention Rules, or the “Applicable Agencies,” to petition for en banc review of the DC Circuit Ruling has expired and the Applicable Agencies have not filed a petition for certiorari requesting the case to be heard by the United States Supreme Court. Pending resolution of any such rehearing or appeal, the final rules continue to apply to asset managers of open-market CLOs. Since the Applicable Agencies have not successfully challenged the DC Circuit Ruling and the DC District Court has issued the above described order implementing the DC Circuit Ruling, collateral managers of open market CLOs are no longer required to comply with the Final U.S. Risk Retention Rules at this time. As such, it is possible that some collateral managers of open market CLOs will decide to dispose of the notes constituting the “eligible vertical interest” or “eligible horizontal interest” they were previously required to retain, or decide take other action with respect to such notes that is not otherwise permitted by the Final U.S. Risk Retention Rules.
There can be no assurance or representation that any of the transactions, structures or arrangements currently under consideration by or currently used by CLO market participants will comply with the Final U.S. Risk Retention Rules to the extent such rules are reinstated or otherwise become applicable to open market CLOs. The ultimate impact of the Final U.S. Risk Retention Rules on the loan securitization market and the leveraged loan market generally remains uncertain, and any negative impact on secondary market liquidity for securities comprising a CLO may be experienced due to the effects of the Final U.S. Risk Retention Rules on market expectations or uncertainty, the relative appeal of other investments not impacted by the Final U.S. Risk Retention Rules and other factors.
In Europe, there has also been an increase in political and regulatory scrutiny of the securitization industry. Regulation (EU) 2017/2402 of the European Parliament and of the Council of 12 December 2017 laying down a general framework for securitization and creating a specific framework for simple, transparent and standardized securitization (as amended from time to time and including any delegated or implementing legislation and any binding guidance adopted with respect thereto by the European supervisory authorities and/or the European Commission, the “EU Securitization Regulation”) became effective on January 1, 2019 and applies to all new “securitizations” (as defined therein) issued on or after January 1, 2019. The EU Securitization Regulation repealed and replaced the prior EU risk retention requirements with a single regime that applies to, broadly, European credit institutions and investment firms (and certain consolidated affiliates thereof, including those located in the United States), insurance and reinsurance companies, alternative investment fund managers (“AIFMs”) that manage and/or market their alternative investment funds in the EU, undertakings for collective investment in transferable securities regulated pursuant to EU Directive 2009/65/EC (“UCITS”) and the management companies thereof and, subject to some exceptions, institutions for occupational retirement provision (“IORPs”), each as set out in the EU Securitization Regulation (each, an “EU Affected Investor”).
On January 31, 2020, the United Kingdom ceased to be a member of the European Union and, following a transition period expiring on December 31, 2020, ceased to apply EU law and instead the bulk of EU law as in force on that day was transposed into UK domestic law subject to certain amendments. Regulation (EU) 2017/2402, as it forms part of UK domestic law by virtue of the European Union (Withdrawal) Act 2018 (the “EUWA”), and as amended by the Securitization (Amendment) (EU Exit) Regulations 2019 (as may be further amended from time to time and including any delegated or implementing legislation and any binding guidance adopted with respect thereto by the UK Financial Conduct Authority and/or the UK Prudential Regulation Authority, the “UK Securitization Regulation”) became applicable with respect to (a) insurance undertakings and reinsurance undertakings as defined in the FSMA; (b) occupational pension schemes as defined in the Pension Schemes Act 1993 that have their main administration in the UK, and certain fund managers of such schemes; (c) alternative investment fund managers as defined in the Alternative Investment Fund Managers Regulations 2013 which market or manage alternative investment funds in the UK; (d) UCITS as defined in the FSMA, which are authorized open ended investment companies as defined in the FSMA; (e) management companies as defined in the FSMA; and (f) credit institutions and investment firms (and certain consolidated affiliates thereof, including those located in the United States) as defined in Regulation (EU) No 575/2013 as it forms part of UK domestic law by virtue of the EUWA (each, a “UK Affected Investor”).
Failure to comply with the EU Securitization Regulation or the UK Securitization Regulation may subject EU Affected Investors or UK Affected Investors, as applicable, to a range of regulatory penalties including, for those investors who are subject to regulatory capital requirements, a punitive capital charge against their investment, or in the case of AIFMs or UCITS, a requirement to take corrective action as is in the best interest of their own investors.
The EU Securitization Regulation and the UK Securitization Regulation restrict each EU Affected Investor and each UK Affected Investor (as applicable) from investing in securitizations unless, broadly speaking and among other things: (a)(i) the originator, sponsor or original lender with respect to the relevant securitization will retain, on an on-going basis, a net economic interest of not less than 5% with respect to certain specified credit risk tranches or securitized exposures and (ii) the risk retention is disclosed to the investor in accordance with the EU Securitization Regulation or the UK Securitization Regulation (as applicable); and (b) such investor is able to demonstrate that it has undertaken certain due diligence with respect to various matters, including the risk characteristics of its investment position and the underlying assets, and that procedures are established for such activities to be monitored on an on-going basis. There are material differences between the EU Securitization Regulation and the UK Securitization Regulation on one hand and the prior EU risk retention requirements on the other, particularly with respect to transaction transparency, reporting and diligence requirements and the imposition of a direct compliance obligation on the “sponsor”, “originator” or “original lender” of a securitization where such entity is established in the EU/UK. The new EU and UK regimes are also beginning to diverge as the EU Securitization Regulation has recently been amended by Regulation (EU) 2021/557 while the UK Securitization Regulation remains in the form enacted. Such divergence is expected to continue.
CLOs issued in Europe are generally structured in compliance with both the EU Securitization Regulation and the UK Securitization Regulation so that prospective investors subject to such laws can invest in compliance with such requirements. To the extent a CLO is structured in compliance with the EU Securitization Regulation or the UK Securitization Regulation, our ability to invest in the residual tranches of such CLOs could be limited, or we could be required to hold our investment for the life of the CLO. If a CLO has not been structured to comply with the EU Securitization Regulation or the UK Securitization Regulation (which could be the case for CLOs issued in the United States or elsewhere outside of the EU and the UK), it will limit the ability of EU Affected Investors or UK Affected Investors (as applicable) to purchase CLO securities, which may adversely affect the price and liquidity of the securities (including the residual tranche) in the secondary market.
We may experience fluctuations in our quarterly results.
We could experience fluctuations in our quarterly operating results due to a number of factors, including our ability or inability to make investments that meet our investment criteria, the yield earned or interest rate payable on the securities we acquire, the level of our expenses, variations in and the timing of the recognition of realized and unrealized gains or losses, the degree to which we encounter competition in our markets and general economic conditions. As a result of these factors, results for any previous period should not be relied upon as being indicative of performance in future periods.
We may be more susceptible than a diversified fund to being adversely affected by any single corporate, economic, political or regulatory occurrence.
We are classified as “non-diversified” under the 1940 Act. As a result, we can invest a greater portion of our assets in obligations of a single issuer than a “diversified” fund. We may therefore be more susceptible than a diversified fund to being adversely affected by any single corporate, economic, political or regulatory occurrence. We intend to elect to be taxed, and to qualify annually thereafter, as a RIC under Subchapter M of the Code, and thus we intend to satisfy the diversification requirements of Subchapter M, including its less stringent diversification requirements that apply to the percentage of our total assets that are represented by cash and cash items (including receivables), U.S. government securities, the securities of other regulated investment companies and certain other securities.
Regulations governing our operation as a registered closed-end management investment company affect our ability to raise additional capital and the way in which we do so. As a registered closed-end management investment company, the necessity of raising additional capital may expose us to risks, including the typical risks associated with leverage.
We may in the future issue debt securities or preferred stock and/or borrow money from banks or other financial institutions, which we refer to collectively as “senior securities,” up to the maximum amount permitted by the 1940 Act. Under the provisions of the 1940 Act, we will be permitted, as a registered closed-end management investment company, to issue senior securities representing indebtedness so long as our asset coverage ratio with respect thereto, defined under the 1940 Act as the ratio of our gross assets (less all liabilities and indebtedness not represented by senior securities) to our outstanding senior securities representing indebtedness, is at least 300% after each issuance of such senior securities. In addition, we will be permitted to issue additional shares of preferred stock so long as our asset coverage ratio with respect thereto, defined under the 1940 Act as the ratio of our gross assets (less all liabilities and indebtedness not represented by senior securities) to our outstanding senior securities representing indebtedness, plus the aggregate involuntary liquidation preference of our outstanding Preferred Stock, is at least 200% after each issuance of such preferred stock. If the value of our assets declines, we may be unable to satisfy these tests. If that happens, we may be required to sell a portion of our investments and, depending on the nature of our leverage, repay a portion of our indebtedness or redeem outstanding shares of preferred stock, in each case at a time when doing so may be disadvantageous. Also, any amounts that we use to service our indebtedness or preferred dividends would not be available for distributions to our common stockholders.
Furthermore, as a result of issuing senior securities, we would also be exposed to typical risks associated with leverage, including an increased risk of loss. Our preferred stock, if any, will rank “senior” to common stock in our capital structure but will rank “junior” to any senior indebtedness we incur in the future.
We are not generally able to issue and sell our shares at a price below net asset value per share, other than in connection with a rights offering to our existing stockholders. We may, however, sell our shares at a price below the then-current net asset value per share if our Board of Trustees determines that such sale is in the best interests of us and our stockholders, and our stockholders approve such sale. In any such case, the price at which our securities are to be issued and sold may not be less than a price that, in the determination of our Board of Trustees, closely approximates the market value of such securities (less any distributing commission or discount). If we raise additional funds by issuing more shares, then the percentage ownership of our stockholders at that time will decrease, and you may experience dilution.
Our ability to enter into transactions with our affiliates will be restricted.
We will be prohibited under the 1940 Act from participating in certain transactions with our affiliates without the prior approval of the SEC. Any person that owns, directly or indirectly, 5% or more of our outstanding voting securities will be our affiliate for purposes of the 1940 Act and we will generally be prohibited from buying or selling any securities from or to such affiliate. The 1940 Act also prohibits certain “joint” transactions with certain of our affiliates, which could include investments in the same Target Security (whether at the same or different times), without prior approval of the SEC. If a person acquires more than 25% of our voting securities, we will be prohibited from buying or selling any security from or to such person or certain of that person’s affiliates, or entering into prohibited joint transactions with such persons, absent the prior approval of the SEC. Similar restrictions limit our ability to transact business with our officers or Trustees or its affiliates. As a result of these restrictions, we may be prohibited from buying or selling any security from or to any portfolio company or CLO of an investment fund managed by our Adviser or its affiliates without the prior approval of the SEC, which may limit the scope of investment opportunities that would otherwise be available to us.
On January 6, 2026, we, the Adviser and certain affiliates received the Order, which superseded a prior co-investment exemptive order granted on January 13, 2020 (and amended on August 2, 2022), that permits us, among other things, to participate with other funds managed by the Adviser or certain affiliates, including PSEC, PRIS and PFLOAT, in certain co-investment transactions, where co-investing would otherwise be prohibited under the 1940 Act, subject to the conditions included therein. Under the terms of the Order, we generally are permitted to co-invest with certain of our affiliates if such co-investments are done on the same terms and at the same time, as further detailed in the Order. The Order requires that a “required majority” (as defined in Section 57(o) of the 1940 Act) of our Board of Trustees make certain findings (1) in most instances when we co-invest with our affiliate in an issuer where our affiliate has an existing investment in the issuer, and either (i) we do not have an existing investment in the issuer or (ii) we do have an existing investment in the issuer, but we are not co-investing on a pro-rata basis with our affiliate, and (2) if we dispose of an asset acquired in a transaction under the Order unless the disposition is done on a pro rata basis. The Order also imposes reporting and record keeping requirements and limitations on transactional fees. We may only co-invest with other funds managed or owned by our Adviser or certain affiliates in accordance with such Order and existing regulatory guidance.
We are uncertain of our sources for funding our future capital needs; if we cannot obtain equity or debt financing on acceptable terms, our ability to acquire investments and to expand our operations will be adversely affected.
The net proceeds from the sale of shares will be used to allow us to pursue our investment opportunities and to pay for our operating expenses and various fees and expenses such as base management fees, incentive fees and other fees. Any working capital reserves we maintain may not be sufficient for investment purposes, and we may require debt or equity financing to operate. Accordingly, in the event that we develop a need for additional capital in the future for investments or for any other reason, these sources of funding may not be available to us. Consequently, if we cannot obtain debt or equity financing on acceptable terms, our ability to acquire investments and to expand our operations will be adversely affected. As a result, we would be less able to broaden our portfolio and achieve our investment objective, which may negatively impact our results of operations and reduce our ability to make distributions to our stockholders.
If we fail to maintain an effective system of internal control over financial reporting, we may not be able to accurately report our financial results or prevent fraud. As a result, stockholders could lose confidence in our financial and other public reporting, which would harm our business and our ability to continue the offering.
Effective internal control over financial reporting is necessary for us to provide reliable financial reports and, together with adequate disclosure controls and procedures, is designed to prevent fraud. Any failure to implement required new or improved controls, or difficulties encountered in their implementation, could cause us to fail to meet our reporting obligations. In addition, any testing by us conducted in connection with Section 404 of the Sarbanes-Oxley Act, or the subsequent testing by our independent registered public accounting firm (when undertaken, as noted below), may reveal deficiencies in our internal control over financial reporting that are deemed to be material weaknesses or that may require prospective or retroactive changes to our consolidated financial statements or identify other areas for further attention or improvement. Inferior internal controls could also cause investors and lenders to lose confidence in our reported financial information, which could have a negative effect on our ability to continue the offering.
We may experience cyber-security incidents and are subject to cyber-security risks. The failure in cyber-security systems, as well as the occurrence of events unanticipated in our disaster recovery systems and management continuity planning, could impair our ability to conduct business effectively.
Our business operations rely upon secure information technology systems for data processing, storage and reporting. Despite careful security and controls design, implementation and updating, our information technology systems could become subject to cyber-attacks and unauthorized access, such as physical and electronic break-ins or unauthorized tampering. Cyberattacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through "hacking" or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Network, system, application and data breaches could result in operational disruptions or information misappropriation, which could have a material adverse effect on our business, results of operations and financial condition. Like other companies, we may experience threats to our data and systems, including malware and computer virus attacks, unauthorized access, system failures and disruptions. If one or more of these events occurs, it could potentially jeopardize the confidential, proprietary and other information processed and stored in, and transmitted through, our computer systems and networks, or otherwise cause interruptions or malfunctions in our operations, which could result in damage to our reputation, financial losses, litigation, increased costs, regulatory penalties and/or customer dissatisfaction or loss.
The occurrence of a disaster such as a cyber-attack, a disease pandemic, a natural catastrophe, an industrial accident, a terrorist attack or war, events unanticipated in our disaster recovery systems, or a support failure from external providers, could have an adverse effect on our ability to conduct business and on our results of operations and financial condition, particularly if those events affect our computer-based data processing, transmission, storage, and retrieval systems or destroy data. If a significant number of our managers were unavailable in the event of a disaster, our ability to effectively conduct our business could be severely compromised.
Cyber-security failures by or breaches conducted by third-parties against the Adviser, any future sub-adviser(s), the Administrator and other service providers (including, but not limited to, accountants, custodians, transfer agents and administrators), and the issuers of securities in which we invest, have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with our ability to calculate our net asset value, impediments to trading, the inability of our stockholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While we have established a business continuity plan in the event of, and risk management systems to prevent, such cyberattacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, we cannot control the cyber security plans and systems put in place by our service providers and issuers in which we invest. We and our stockholders could be negatively impacted as a result.
We are dependent on information systems and systems failures could significantly disrupt our business, which may, in turn, negatively affect the market price of our common stock and our ability to pay dividends.
Our business is dependent on our and third parties’ communications and information systems. Any failure or interruption of those systems, including as a result of the termination of an agreement with any third-party service providers, could cause delays or other problems in our activities. Our financial, accounting, data processing, backup or other operating systems and facilities may fail to operate properly or become disabled or damaged as a result of a number of factors including events that are wholly or partially beyond our control and adversely affect our business. There could be:
•sudden electrical or telecommunications outages;
•natural disasters such as earthquakes, tornadoes and hurricanes;
•disease pandemics;
•events arising from local or larger scale political or social matters, including terrorist acts; and
•cyber-attacks.
These events, in turn, could have a material adverse effect on our operating results and negatively affect the market price of our common stock and our ability to pay dividends to our stockholders.
Risks Related to an Investment in Our Shares
The shares sold in this offering will not be listed on an exchange or quoted through a quotation system for the foreseeable future, if ever. Therefore, if you purchase shares in this offering, you will have limited liquidity and may not receive a full return of your invested capital if you sell your shares.
The shares offered by us are illiquid assets for which there is not expected to be any secondary market nor is it expected that any will develop in the foreseeable future, if ever. Limited liquidity will be provided to shareholders only through our Repurchase Program, subject to certain restrictions and limitations, at a price which may reflect a discount from the purchase price the shareholder paid for the shares being repurchased. There is no guarantee that shareholders will be able to sell all of the shares they desire pursuant to our Repurchase Program. The Repurchase Program will include numerous restrictions that limit your ability to sell your shares. Other than with respect to our Repurchase Program discussed in “Share Repurchase Program”, investors have no right to require the Fund to redeem their shares. See “Share Repurchase Program” for detailed description of the Fund’s Repurchase Program.
The Distributor in our continuous offering has limited experience selling shares on behalf of a registered closed-end management investment company and may be unable to sell a sufficient number shares for us to achieve our investment objective.
The Distributor has limited experience selling shares on behalf of a registered closed-end management investment company. There is no assurance that it will be able to sell a sufficient number of shares to allow us to have adequate funds to purchase a relatively broad portfolio of investments and generate income sufficient to cover our expenses.
As a result, we may be unable to achieve our investment objective, and you could lose some or all of the value of your investment.
Our ability to successfully conduct our continuous offering is dependent, in part, on the ability of the Distributor to successfully establish, operate and maintain a network of broker-dealers.
The success of our public offering, and correspondingly our ability to implement our business strategy, is dependent upon the ability of the Distributor to establish and maintain a network of licensed securities broker-dealers and other agents to sell our shares. If the Distributor fails to perform, we may not be able to raise adequate proceeds through our public offering to implement our investment strategy. If we are unsuccessful in implementing our investment strategy, you could lose all or a part of your investment.
Shareholder participation in the Fund’s Repurchase Program may result in adverse consequences for shareholders who remain invested in the Fund.
The Fund believes that repurchase offers are generally beneficial to the Fund’s shareholders, and repurchases generally will be funded from available cash or sales of portfolio securities. However, repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments (including by borrowing to obtain such investments), which may harm the Fund’s investment performance. Moreover, a reduction in the size of the Fund through repurchases may result in (i) an increase in the Fund's expense ratio, (ii) untimely sales of portfolio securities (with associated imputed transaction costs, which may be significant and also contribute to an increase in the Fund's expense ratio), (iii) an increase the Fund’s portfolio turnover, and (iv) limits on the ability of the Fund to participate in new investment opportunities or to achieve its investment objective. Also, the sale of securities to fund repurchases could reduce the market price of those securities, which in turn would reduce the Fund’s NAV per share.
The Fund only offers limited liquidity, and there is no guarantee that a shareholder's shares will be repurchased in the amount or at the time desired.
As a closed-end “interval fund,” the Fund makes quarterly repurchase offers for no less than 5% of the Fund’s outstanding shares at NAV. Even though the Fund makes quarterly repurchase offers (typically in or around the last month of the calendar quarter), investors should consider the Fund’s shares to be illiquid. There is no guarantee that you will be able to sell the amount of shares that you wish to tender in connection with a given repurchase offer. Shareholders may tender more shares than the Fund has offered to repurchase. If so, the Fund will repurchase the shares tendered on a pro rata basis, and shareholders will have to wait until the next repurchase offer to make another repurchase request. As a result, it is possible that not all shares that are tendered in a repurchase offer will be repurchased. There is also a risk that some shareholders, in anticipation of proration, may tender more shares than they wish to have repurchased in a given quarter, thereby increasing the likelihood that a proration will occur. Finally, the Board (including a majority of Independent Trustees (as defined below)) may suspend quarterly repurchases in accordance with Rule 23c-3. Due to the foregoing, an investment in the Fund may not be appropriate for IRAs or other qualified retirement plans that require minimum distributions. Each of these factors may further limit the liquidity of the Fund’s shares. See “Share Repurchase Program.”
We may be unable to invest a significant portion of the net proceeds of our offering on acceptable terms in an acceptable timeframe.
Delays in investing the net proceeds of our offering may impair our performance. We cannot assure you that we will be able to identify any investments that meet our investment objective or that any investment that we make will produce a positive return. We may be unable to invest the net proceeds of our offering on acceptable terms within the time period that we anticipate or at all, which could harm our financial condition and operating results.
Before making investments, we will invest the net proceeds of our public offering in temporary investments, such as cash, cash equivalents, U.S. government securities and other high-quality debt investments that mature in one year or less, which we expect will have returns substantially lower than the returns that we anticipate earning from investments in Target Securities and related investments. As a result, we may not have as great an ability to pay distributions while our portfolio is not fully invested in securities meeting our investment objective as we may be able to when our portfolio is fully invested in securities meeting our investment objective.
Your interest in us will be diluted if we issue additional shares, which could reduce the overall value of an investment in us.
Potential investors will not have preemptive rights to any shares we issue in the future. Our Agreement and Declaration of Trust (the “Declaration of Trust”) authorizes us to issue an unlimited number of shares. After an investor purchases shares, we may elect to sell additional shares in the future, which would dilute an investor’s percentage ownership interest in us. In addition, depending upon the terms and pricing of any additional offerings and the value of our investments, you may also experience dilution in the book value and fair value of your shares.
Certain provisions of our Declaration of Trust and bylaws could deter takeover attempts and have an adverse impact on the value of our shares.
Our Declaration of Trust includes provisions that could have the effect of limiting the ability of other entities or persons to acquire control of the Fund or to change the composition of the Board, and could have the effect of depriving our shareholders of an opportunity to sell their shares at a premium over prevailing market prices, if any, by discouraging a third party from seeking to obtain control of the Fund. These provisions may have the effect of discouraging attempts to acquire control of the Fund, which attempts could have the effect of increasing our expenses and interfering with our normal operations. The trustees are elected for indefinite terms and do not stand for reelection. Also, we do not intend to hold annual meetings of our shareholders. A trustee may be removed from office without cause only by a written instrument signed or adopted by a majority of the remaining trustees. In addition, shareholders have the power to remove a Trustee to the extent provided by the 1940 Act and the rules and regulations thereunder.

We have entered into a royalty-free license to use the name “Prospect Enhanced Yield Fund” which may be terminated if our Adviser is no longer our investment adviser.
We entered into a royalty-free license agreement with our Adviser. Under this agreement, our Adviser granted us a non-exclusive license to use the name “Prospect Enhanced Yield Fund” Under the license agreement, we have the right to use the “Prospect Enhanced Yield Fund” name for so long as our Adviser remains our investment adviser.
Risks Related to Our Adviser and Its Affiliates
Our Adviser and its affiliates, including our officers and some of our trustees, will face conflicts of interest caused by compensation arrangements with us and our affiliates, which could result in actions that are not in the best interests of our stockholders.
Our Adviser and its affiliates will receive substantial fees from us in return for their services, and these fees could influence the advice provided to us. Among other matters, the compensation arrangements could affect their judgment with respect to public offerings of equity by us, which allows the Distributor to earn additional dealer manager fees and our Adviser to earn increased asset management fees. In addition, if we decide to utilize leverage, it will increase our assets and, as a result, will increase the amount of management fees payable to our Adviser.
We may be obligated to pay our Adviser incentive compensation even if we incur a net loss due to a decline in the value of our portfolio.
Our Investment Advisory Agreement entitles our Adviser to receive incentive compensation on income regardless of any capital losses. In such case, we may be required to pay our Adviser incentive compensation for a fiscal quarter even if there is a decline in the value of our portfolio or if we incur a net loss for that quarter.
Any incentive fee payable by us that relates to our net investment income may be computed and paid on income that may include interest that has been accrued but not yet received. If an investment defaults and was structured to provide accrued interest, it is possible that accrued interest previously included in the calculation of the subordinated incentive fee will become uncollectible. Our Adviser is not under any obligation to reimburse us for any part of the subordinated incentive fee it received that was based on accrued income that we never received as a result of a default by an entity on the obligation that resulted in the accrual of such income, and such circumstances would result in our paying a subordinated incentive fee on income we never received.
The recognition of income in connection with investments that we purchase with original issue discount may result in the payment of an incentive fee to our Adviser without a corresponding receipt of cash income.
In the event we recognize loan interest income in excess of the cash we receive in connection with an investment that we purchase with original issue discount, we may be required to liquidate assets in order to pay a portion of the incentive fee. Our Adviser, however, is not required to reimburse us for the portion of any incentive fees attributable to non-cash income in the event of a subsequent default on such investment and non-payment of such non-cash income.
Our Adviser’s professionals’ time and resources may be diverted due to obligations they have to other clients.
Our Adviser’s professionals serve or may serve as officers, trustees or principals of entities that operate in the same or a related line of business as we do, or of investment funds managed by the same personnel. In serving in these multiple capacities, they may have obligations to other clients or investors in those entities, the fulfillment of which may not be in our best interests or in the best interest of our stockholders. Our investment objective may overlap with the investment objectives of such investment funds, accounts or other investment vehicles. For example, we rely on our Adviser to manage our day-to-day activities and to implement our investment strategy. Our Adviser and certain of its affiliates are currently, and plan in the future to continue to be, involved with activities which are unrelated to us. As a result of these activities, our Adviser, its personnel and certain of its affiliates will have conflicts of interest in allocating their time and resources between us and other activities in which they are or may become involved, including, but not limited to, the management of Prospect Capital Management, PSEC, PRIS and PFLOAT. Our Adviser and its personnel will devote only as much of its or their time and resources to our business as our Adviser and its personnel, in their judgment, determine is reasonably required, which may be substantially less than their full time and resources.
Furthermore, our Adviser and its affiliates may have existing business relationships or access to material, non-public information that may prevent it from recommending investment opportunities that would otherwise fit within our investment objective. These activities could be viewed as creating a conflict of interest in that the time, effort and ability of the members of our Adviser and its affiliates and their officers and employees will not be devoted exclusively to our business but will be allocated between us and the management of the monies of other advisees of our Adviser and its affiliates.
We may face additional competition due to the fact that individuals associated with our Adviser are not prohibited from raising money for or managing another entity that makes the same types of investments that we target.
Our Adviser’s professionals are not prohibited from raising money for and managing another investment entity that makes the same types of investments as those we target. For example, certain professionals of our Adviser are simultaneously providing advisory services to other affiliated entities, including Prospect Capital Management, which serves as the investment adviser to PSEC and PFLOAT. As a result, the time and resources that our Adviser’s professionals may devote to us may be diverted to another investment entity. In addition, we may compete with any such investment entity for the same investors and investment opportunities. The Order permits us, among other things, to participate with other funds managed by the Adviser or certain affiliates, including PSEC, PRIS and PFLOAT, in certain co-investment transactions, where co-investing would otherwise be prohibited under the 1940 Act, subject to the conditions included therein. Under the terms of the Order, we generally are permitted to co-invest with certain of our affiliates if such co-investments are done on the same terms and at the same time, as further detailed in the Order. The Order requires that a “required majority” (as defined in Section 57(o) of the 1940 Act) of our Board of Trustees make certain findings (1) in most instances when we co-invest with our affiliate in an issuer where our affiliate has an existing investment in the issuer, and either (i) we do not have an existing investment in the issuer or (ii) we do have an existing investment in the issuer, but we are not co-investing on a pro-rata basis with our affiliate, and (2) if we dispose of an asset acquired in a transaction under the Order unless the disposition is done on a pro rata basis. The Order also imposes reporting and record keeping requirements and limitations on transactional fees. We may only co-invest with other funds managed or owned by our Adviser or certain affiliates in accordance with such Order and existing regulatory guidance. See “Certain Relationships and Related Party Transactions—Allocation of Investments” in the statement of additional information. To the extent we are able to make co-investments with our Adviser’s affiliates, these co-investment transactions may give rise to conflicts of interest or perceived conflicts of interest among us and the other participating accounts.
Affiliates of our Adviser have no obligation to make their originated investment opportunities available to our Adviser or to us, and such opportunities may be provided to PSEC or another affiliate of our Adviser.
To mitigate the foregoing conflicts, our Adviser and its affiliates will seek to allocate portfolio transactions on a fair and equitable basis, taking into account such factors as the relative amounts of capital available for new investments, the applicable investment programs and portfolio positions, the clients for which participation is appropriate and any other factors deemed appropriate.
Our incentive fee may induce our Adviser to make speculative investments.
The subordinated incentive fee payable by us to our Adviser may create an incentive for it to make investments on our behalf that are risky or more speculative than would be the case in the absence of such compensation arrangement. The way in which the subordinated incentive fee payable to our Adviser is determined may encourage it to use leverage to increase the return on our investments. In addition, the fact that our base management fee is payable based upon our average total assets, which would include any borrowings for investment purposes, may encourage our Adviser to use leverage to make additional investments. Under certain circumstances, the use of leverage may increase the likelihood of a default, which would adversely affect holders of our common stock. Such a practice could result in our investing in more speculative securities than would otherwise be in our best interests, which could result in higher investment losses, particularly during cyclical economic downturns.
Risks Related to Our Investments
Our investments in ABS securities, CLO securities and other structured finance securities involve certain risks.
Our investments consist primarily of structured credit investments including ABS securities and CLO securities, and we may invest in other related structured finance securities. ABS, CLOs and structured finance securities are generally backed by an asset or a pool of assets that serve as collateral. We and other investors in ABS, CLO and related structured finance securities ultimately bear the credit risk of the underlying collateral. In the case of most ABS and CLOs, the structured finance securities are issued in multiple tranches, offering investors various maturity and credit risk characteristics, often categorized as senior, mezzanine and subordinated/equity according to their degree of risk. If there are defaults or the relevant collateral otherwise underperforms, scheduled payments to senior tranches of such securities take precedence over those of junior tranches which are the focus of our investment strategy, and scheduled payments to junior tranches have a priority in right of payment to subordinated/equity tranches.
In light of the above considerations, ABS, CLO and other structured finance securities may present risks similar to those of the other types of debt obligations and, in fact, such risks may be of greater significance in the case of ABS, CLO and other structured finance securities. For example, investments in structured vehicles, including ABS junior debt and junior debt securities issued by CLOs, involve risks, including credit risk and market risk. Changes in interest rates and credit quality may cause significant price fluctuations.
In addition to the general risks associated with investing in debt securities, ABS and CLO securities carry additional risks, including: (1) the possibility that distributions from collateral assets will not be adequate to make interest or other payments; (2) the quality of the collateral may decline in value or default; (3) our investments in ABS and CLO junior debt tranches will likely be subordinate in right of payment to other senior classes of CLO debt; and (4) the complex structure of a particular security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results. Additionally, changes in the collateral held by ABS and CLO structures may cause payments on the instruments we hold to be reduced, either temporarily or permanently. Structured investments, particularly the subordinated interests in which we invest, are less liquid than many other types of securities and may be more volatile than the assets underlying the investment. In addition, ABS, CLOs, and other structured finance securities may be subject to prepayment risk. Further, the performance of an ABS, CLO, or other structured finance security may be adversely affected by a variety of factors, including the security’s priority in the capital structure of the issuer thereof, the availability of any credit enhancement, the level and timing of payments and recoveries on and the characteristics of the underlying receivables, loans or other assets that are being securitized, remoteness of those assets from the originator or transferor, the adequacy of and ability to realize upon any related collateral and the capability of the servicer of the securitized assets. There are also the risks that the trustee of an ABS or CLO does not properly carry out its duties to the ABS or CLO, potentially resulting in loss to the ABS or CLO. In addition, the complex structure of the security may produce unexpected investment results, especially during times of market stress or volatility. Investments in structured finance securities may also be subject to liquidity risk.
Asset-backed securities and mortgage-backed securities in which we may invest often involve risks that are different from risks associated with other types of debt instruments.
Asset-backed securities. Asset-backed securities often involve risks that are different from risks associated with other types of debt instruments. For instance, asset-backed securities may be particularly sensitive to changes in prevailing interest rates. In addition, the underlying assets may be subject to prepayments that shorten the securities’ weighted average maturity and may lower their return. Asset-backed securities are also subject to risks associated with their structure and the nature of the assets underlying the security and the servicing of those assets. Payment of interest and repayment of principal on asset-backed securities is largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds or other credit enhancements. The values of asset-backed securities may be substantially dependent on the servicing of the underlying asset pools, and are therefore subject to risks associated with the negligence by, or defalcation of, their servicers. Furthermore, debtors may be entitled to the protection of a number of state and federal consumer credit laws with respect to the assets underlying these securities, which may give the debtor the right to avoid or reduce payment. In addition, due to their often complicated structures, various asset-backed securities may be difficult to value and may constitute illiquid investments. If many borrowers on the underlying loans or other obligations default, losses could exceed the credit enhancement level and result in losses to investors in asset-backed securities.
Structured finance securities may involve risks that are different from or greater than the risks associated with other types of debt investments.
A portion of the Fund’s investments may consist of collateralized loan obligations, collateralized debt obligations or other asset-backed securities or similar instruments. Structured finance securities may present risks similar to those of the other types of debt obligations in which the Fund may invest and, in fact, such risks may be of greater significance in the case of structured finance securities. Moreover, investing in structured finance securities may entail a variety of unique risks. Among other risks, structured finance securities may be subject to prepayment risk. In addition, the performance of a structured finance security will be affected by a variety of factors, including its priority in the capital structure of the issuer thereof, and the availability of any credit enhancement, the level and timing of payments and recoveries on and the characteristics of the underlying receivables, loans or other assets that are being securitized, remoteness of those assets from the originator or transferor, the adequacy of and ability to realize upon any related collateral and the capability of the servicer of the securitized assets.
Our investments in the primary CLO market involve certain additional risks.
Between the pricing date and the effective date of a CLO, the CLO collateral manager will generally expect to purchase additional collateral obligations for the CLO. During this period, the price and availability of these collateral obligations may be adversely affected by a number of market factors, including price volatility and availability of investments suitable for the CLO, which could hamper the ability of the collateral manager to acquire a portfolio of collateral obligations that will satisfy specified concentration limitations and allow the CLO to reach the target initial par amount of collateral prior to the effective date. An inability or delay in reaching the target initial par amount of collateral may adversely affect the timing and amount of interest or principal payments received by the holders of the CLO debt securities and distributions on the CLO equity securities and could result in early redemptions which may cause CLO equity and debt investors to receive less than face value of their investment.
CLOs typically will have no significant assets other than their underlying Senior Secured Loans; payments on CLO investments are and will be payable solely from the cashflows from such Senior Secured Loans.
CLOs typically will have no significant assets other than their underlying Senior Secured Loans. Accordingly, payments on CLO investments are and will be payable solely from the cashflows from such Senior Secured Loans, net of all management fees and other expenses. Payments to us as a holder of CLO investments are and will be met only after payments due on the senior notes (and, where appropriate, the junior secured notes) from time to time have been made in full. This means that relatively small numbers of defaults of Senior Secured Loans may adversely impact our returns.
The Senior Loan portfolios of the CLO vehicles in which we invest may be concentrated in a limited number of industries or borrowers, which may subject those vehicles, and in turn us, to a risk of significant loss if there is a downturn in a particular industry in which a number of a CLO vehicle’s investments are concentrated.
The CLO vehicles in which we invest may have Senior Loan portfolios that are concentrated in a limited number of industries or borrowers. A downturn in any particular industry or borrower in which a CLO vehicle is heavily invested may subject that vehicle, and in turn us, to a risk of significant loss and could significantly impact the aggregate returns we realize. If an industry in which a CLO vehicle is heavily invested suffers from adverse business or economic conditions, a material portion of our investment in that CLO vehicle could be affected adversely, which, in turn, could adversely affect our financial position and results of operations.
Failure to maintain adequate diversification of underlying obligors across the CLOs in which we invest would make us more vulnerable to defaults.
Even if we maintain adequate diversification across different CLO issuers, we may still be subject to concentration risk since CLO portfolios tend to have a certain amount of overlap across underlying obligors. This trend is generally exacerbated when demand for bank loans by CLO issuers outpaces supply. Market analysts have noted that the overlap of obligor names among CLO issuers has increased recently, and is particularly evident across CLOs of the same year of origination, as well as with CLOs managed by the same asset manager. To the extent we invest in CLOs which have a high percentage of overlap, this may increase the likelihood of defaults on our CLO investments occurring together.
Our CLO investments are exposed to leveraged credit risk.
We may be in a subordinated position with respect to realized losses on the Senior Secured Loans underlying our investments in the junior debt and equity tranches of CLOs. The leveraged nature of junior debt and equity tranches of CLOs, in particular, magnifies the adverse impact of Senior Secured Loan defaults. CLO investments represent a leveraged investment with respect to the underlying Senior Secured Loans. Therefore, changes in the market value of the CLO investments could be greater than the change in the market value of the underlying Senior Secured Loans, which are subject to credit, liquidity and interest rate risk.
Changes in credit spreads may adversely affect our profitability and result in realized and unrealized depreciation on our investments.
The performance of our CLO equity investments will depend, in a large part, upon the spread between the rate at which the CLO borrows funds and the rate at which it lends these funds. Any reduction of the spread between the rate at which the CLO invests and the rate at which it borrows may adversely affect the CLO equity investor’s profitability.
Because CLO equity investors are paid the residual income after the CLO debt tranches receive contractual interest payments, a reduction in the weighted average spread of the Senior Secured Loans underlying a CLO will reduce the income flowing to CLO equity investors. As a result, CLO investors will experience realized and unrealized depreciation in periods of prolonged spread compression. If these conditions continue, the CLO investors, such as us, may lose some or all of their investment.
There is the potential for interruption and deferral of cashflow.
If certain minimum collateral value ratios and/or interest coverage ratios are not met by a CLO (e.g., due to Senior Secured Loan defaults), then cashflow that otherwise would have been available to pay the distribution on the CLO investments may instead be used to redeem any senior notes or to purchase additional Senior Secured Loans, until the ratios again exceed the minimum required levels or any senior notes are repaid in full. This could result in an elimination, reduction or deferral in the distribution and/or principal paid to the holders of the CLO investments, which would adversely impact our returns.
Investments in foreign securities may involve significant risks in addition to the risks inherent in U.S. investments.
Our investment strategy involves investments in securities issued by foreign entities, including foreign CLOs. Investing in foreign entities may expose us to additional risks not typically associated with investing in U.S. issuers. These risks include changes in exchange control regulations, political and social instability, expropriation, imposition of foreign taxes, less liquid markets and less available information than is generally the case in the United States, higher transaction costs, less government supervision of exchanges, brokers and issuers, less developed bankruptcy laws, difficulty in enforcing contractual obligations, lack of uniform accounting and auditing standards and greater price volatility. Further, we, and the CLOs in which we invest, may have difficulty enforcing creditor’s rights in foreign jurisdictions. In addition, the underlying companies of the CLOs in which we invest may be foreign, which may create greater exposure for us to foreign economic developments.
Although our investments are U.S. dollar-denominated, any investments denominated in a foreign currency will be subject to the risk that the value of a particular currency will change in relation to one or more other currencies. Among the factors that may affect currency values are trade balances, the level of short-term interest rates, differences in relative values of similar assets in different currencies, long-term opportunities for investment and capital appreciation, and political developments. We may employ hedging techniques to minimize these risks, but we can offer no assurance that we will, in fact, hedge currency risk, or that if we do, such strategies will be effective.
Our investments in Target Securities may be illiquid.
We may invest a substantial percentage of our portfolio in securities that are considered illiquid. “Illiquid securities” are securities that we reasonably expect cannot be sold or disposed of in current market conditions within seven calendar days or less without the sale or disposition significantly changing the market value of the investment. We may not be able to readily dispose of such securities at prices that approximate those at which we could sell such securities if they were more widely-traded and, as a result of such illiquidity, we may have to sell other investments or engage in borrowing transactions to raise cash to meet our obligations. Limited liquidity can also affect the volatility and market price of securities, thereby adversely affecting our net asset value and ability to make dividend distributions. Target Securities may not be readily marketable and may be subject to restrictions on resale. Target Securities Loans are generally not listed on any U.S. national securities exchange and no active trading market may exist for the securities in which we will invest. Although a secondary market may exist for our investments, the market for our investments may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. As a result, these types of investments may be more difficult to value. In addition, we believe that ownership of Target Securities has generally been distributed across a wide range of holders, some of whom we believe may continue to face near-to intermediate-term liquidity issues. Further, we believe that larger institutional investors with sufficient resources to source, analyze and negotiate the purchase of these assets may refrain from purchases of the size that we are targeting, thereby reducing the prospective investor population, which would limit our ability to sell our Target Securities if we choose to or need to do so. We have no limitation on the amount of our assets which may be invested in securities that are not readily marketable or are subject to restrictions on resale.
We may invest in assets with no or limited performance or operating history.
We may invest in assets with no or limited investment history or performance record upon which our Adviser will be able to evaluate their likely performance. Our investments in entities with no or limited operating history are subject to all of the risks and uncertainties associated with a new business, including the risk that such entities will not achieve target returns.
Consequently, our profitability, net asset value and share price could be adversely affected.
We are exposed to underlying borrower fraud through the Target Securities held in our portfolio.
Investing in Target Securities involves the possibility of our investments being subject to potential losses arising from material misrepresentation or omission on the part of borrowers whose loans we hold, either directly or indirectly through Target Securities. Such inaccuracy or incompleteness may adversely affect the valuation of our investments or may adversely affect the ability of the relevant investment to perfect or effectuate a lien on the collateral securing the loan. The Target Securities in which we will invest will rely upon the accuracy and completeness of representations made by the underlying borrowers to the extent reasonable, but cannot guarantee such accuracy or completeness. In addition, the quality of our investments in Target Securities is subject to the accuracy of representations made by the underlying issuers.
In addition, we are subject to the risk that the systems used by the CLO collateral managers to control for the accuracy of representations made by the underlying issuers are defective.
The payment of underlying portfolio manager fees and other charges could adversely impact our returns.
We may invest in securities where the underlying portfolios may be subject to management, administration and incentive or performance fees, in addition to those payable by us. Payment of such additional fees could adversely impact the returns we achieve.
The inability of a CLO collateral manager to reinvest the proceeds of the prepayment of Senior Secured Loans may adversely affect us.
There can be no assurance that, in relation to any CLO investment, in the event that any of the Senior Secured Loans of a CLO underlying such investment are prepaid, the CLO collateral manager will be able to reinvest such proceeds in new Senior Secured Loans with equivalent investment returns. If the CLO collateral manager cannot reinvest in new Senior Secured Loans with equivalent investment returns, the interest proceeds available to pay interest on the rated liabilities and investments may be adversely affected.
Our CLO investments are subject to prepayments and calls, increasing re-investment risk.
Our investments and/or the underlying Senior Secured Loans may prepay more quickly than expected, which could have an adverse impact on our value. Prepayment rates are influenced by changes in interest rates and a variety of economic, geographic and other factors beyond our control and consequently cannot be predicted with certainty. In addition, for a CLO collateral manager there is often a strong incentive to refinance well performing portfolios once the senior tranches amortize. The yield to maturity of the investments will depend on, inter alia, the amount and timing of payments of principal on the loans and the price paid for the investments. Such yield may be adversely affected by a higher or lower than anticipated rate of prepayments of the debt.
Furthermore, our investments generally will not contain optional call provisions, other than a call at the option of the holders of the equity tranches for the senior notes and the junior secured notes to be paid in full after the expiration of an initial period in the deal (referred to as the “non-call period”).
The exercise of the call option is by the relevant percentage (usually a majority) of the holders of the equity tranches and, therefore, where we do not hold the relevant percentage we will not be able to control the timing of the exercise of the call option. The equity tranches also generally have a call at any time based on certain tax event triggers. In any event, the call can only be exercised by the holders of equity tranches if they can demonstrate (in accordance with the detailed provisions in the transaction) that the senior notes and junior secured notes will be paid in full if the call is exercised.
Early prepayments and/or the exercise of a call option otherwise than at our request may also give rise to increased re-investment risk with respect to certain investments, as we may realize excess cash earlier than expected. If we are unable to reinvest such cash in a new investment with an expected rate of return at least equal to that of the investment repaid, this may reduce our net income and, consequently, could have an adverse impact on our ability to pay dividends.
We will have limited control of the administration and amendment of Senior Secured Loans owned by the CLOs in which we invest.
We will not be able to directly enforce any rights and remedies in the event of a default of a Senior Secured Loan held by a CLO vehicle. In addition, the terms and conditions of the Senior Secured Loans underlying our investments in the equity and junior debt tranches of CLOs may be amended, modified or waived only by the agreement of the underlying lenders. Generally, any such agreement must include a majority or a super majority (measured by outstanding loans or commitments) or, in certain circumstances, a unanimous vote of the lenders. Consequently, the terms and conditions of the payment obligations arising from Senior Secured Loans could be modified, amended or waived in a manner contrary to our preferences.
We will have no influence on management of underlying investments managed by non-affiliated third party CLO collateral managers.
We will not be responsible for and will have no influence over the asset management of the portfolios underlying the CLO investments we hold where those portfolios are managed by non-affiliated third party CLO collateral managers. Similarly, we will not be responsible for and will have no influence over the day-to-day management, administration or any other aspect of the issuers of the individual securities. As a result, the values of the portfolios underlying our CLO investments could decrease as a result of decisions made by third party CLO collateral managers.
We will have limited control of the administration and amendment of any CLO in which we invest.
The terms and conditions of Target Securities may be amended, modified or waived only by the agreement of the underlying security holders. Generally, any such agreement must include a majority or a super majority (measured by outstanding amounts) or, in certain circumstances, a unanimous vote of the security holders. Consequently, the terms and conditions of the payment obligation arising from the CLOs in which we invest be modified, amended or waived in a manner contrary to our preferences.
Senior Secured Loans of CLOs may be sold and replaced resulting in a loss to us.
The Senior Secured Loans underlying our CLO investments may be sold and replacement collateral purchased within the parameters set out in the relevant CLO indenture between the CLO and the CLO trustee and those parameters may typically only be amended, modified or waived by the agreement of a majority of the holders of the senior notes and/or the junior secured notes and/or the equity tranche once the CLO has been established. If these transactions result in a net loss, the magnitude of the loss from the perspective of the equity tranche would be increased by the leveraged nature of the investment.
Our financial results may be affected adversely if one or more of our significant junior debt and equity investments in a CLO vehicle defaults on its payment obligations or fails to perform as we expect.
We expect that a majority of our portfolio will consist of junior debt and equity investments in CLOs, which involve a number of significant risks. CLOs are typically highly levered (~10 times), and therefore the junior debt and equity tranches that we will invest in are subject to a higher risk of total loss. In particular, investors in CLOs indirectly bear risks of the underlying debt investments held by such CLOs. We will generally have the right to receive payments only from the CLOs, and will generally not have direct rights against the underlying borrowers or the entity that sponsored the CLOs. Although it is difficult to predict whether the prices of indices and securities underlying CLOs will rise or fall, these prices (and, therefore, the prices of the CLOs) will be influenced by the same types of political and economic events that affect issuers of securities and capital markets generally.
The investments we make in CLOs will likely be thinly traded or have only a limited trading market. CLO investments are typically privately offered and sold, in the primary and secondary markets. As a result, investments in CLOs may be characterized as illiquid securities. In addition to the general risks associated with investing in debt securities, CLOs carry additional risks, including, but not limited to: (i) the possibility that distributions from the underlying Senior Secured Loans will not be adequate to make interest or other payments; (ii) the quality of the underlying Senior Secured Loans may decline in value or default; and (iii) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the CLO or unexpected investment results. Further, our investments in equity and junior debt tranches of CLOs will be subordinate to the senior debt tranches thereof.
Investments in structured vehicles, including equity and junior debt instruments issued by CLOs, involve risks, including credit risk and market risk. Changes in interest rates and credit quality may cause significant price fluctuations. Additionally, changes in the underlying Senior Secured Loans held by a CLO may cause payments on the instruments we hold to be reduced, either temporarily or permanently. Structured investments, particularly the subordinated interests in which we invest, are less liquid than many other types of securities and may be more volatile than the Senior Secured Loans underlying the CLOs in which we invest.
Non-investment grade or “junk” debt involves a greater risk of default and higher price volatility than investment grade debt.
The Senior Secured Loans underlying our CLO investments typically will be BB or B rated (non-investment grade or “junk”) and in limited circumstances, unrated, Senior Secured Loans. Non-investment grade or “junk” securities are predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal when due and therefore involve a greater risk of default and higher price volatility than investment grade debt.
Our investments in CLOs may be subject to special anti-deferral provisions that could result in us incurring tax or recognizing income prior to receive cash distributions related to such income.
We anticipate that the CLOs in which we invest may constitute “passive foreign investment companies,” or “PFICs.” If we acquire shares in a PFIC (including in CLOs that are PFICs), we may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares. Additional charges in the nature of interest generally will be imposed on the Fund in respect of deferred taxes arising from any such excess distribution or gain. This additional tax and interest may apply even if we make a distribution in an amount equal to any “excess distribution” or gain from the disposition of such shares. Certain elections may be available to mitigate or eliminate such tax on excess distributions, but such elections (if available) will generally require us to recognize our share of the PFICs income for each year regardless of whether we receive any distributions from such PFICs. We must nonetheless distribute such income to qualify for tax treatment as a RIC.
If we hold more than 10% of the shares in a foreign corporation that is treated as a controlled foreign corporation, or “CFC” (including in a CLO treated as a CFC), we may be treated as receiving a deemed distribution (taxable as ordinary income) each year from such foreign corporation in an amount equal to our pro rata share of certain of the foreign corporation’s income for the tax year (including both ordinary earnings and capital gains). If we are required to include such deemed distributions from a CFC in our income, we will be required to distribute such income to qualify for RIC tax treatment regardless of whether or not the CFC makes an actual distribution during such year.
If we are required to include amounts in income prior to receiving distributions representing such income, we may have to sell some of our investments at times and/or at prices we would not consider advantageous, raise additional debt or equity capital or forgo new investment opportunities for this purpose. If we are not able to obtain cash from other sources, we may fail to qualify for RIC tax treatment and thus become subject to U.S. federal income tax. For additional discussion regarding the tax implications of a RIC, see “Material U.S. Federal Income Tax Considerations—Taxation as a Regulated Investment Company.”
The CLOs in which we invest may be subject to withholding tax if they fail to comply with certain reporting requirements.
Legislation commonly referred to as the ‘‘Foreign Account Tax Compliance Act,’’ or FATCA, imposes a withholding tax of 30% on payments of U.S. source interest and distributions to certain non-U.S. entities, including certain non-U.S. financial institutions and investment funds, unless such non-U.S. entity complies with certain reporting requirements. Most CLO vehicles in which we invest will be treated as non-U.S. financial entities for this purpose, and therefore will be required to comply with these reporting requirements to avoid the 30% withholding. If a CLO vehicle in which we invest fails to properly comply with these reporting requirements, it could reduce the amounts available to distribute to equity and junior debt holders in such CLO vehicle, which could materially and adversely affect our operating results and cash flows. See “Certain U.S. Federal Tax Considerations -- Foreign Account Tax Compliance Act” for additional discussion regarding FATCA.
To the extent OID and PIK interest constitute a portion of our income, we will be exposed to typical risks associated with such income being required to be included in taxable and accounting income prior to receipt of cash representing such income.
Our investments may include original issue discount, or OID, instruments and payment in kind, or PIK, interest arrangements, which represents contractual interest added to a loan balance and due at the end of such loan’s term. To the extent OID or PIK interest constitute a portion of our income, we are exposed to typical risks associated with such income being required to be included in taxable and accounting income prior to receipt of cash, including the following:
•The higher interest rates of OID and PIK instruments reflect the payment deferral and increased credit risk associated with these instruments, and OID and PIK instruments generally represent a significantly higher credit risk than coupon loans.
•Even if the accounting conditions for income accrual are met, the borrower could still default when our actual collection is supposed to occur at the maturity of the obligation.
•OID and PIK instruments may have unreliable valuations because their continuing accruals require continuing judgments about the collectability of the deferred payments and the value of any associated collateral. OID and PIK income may also create uncertainty about the source of our cash distributions.
For accounting purposes, any cash distributions to stockholders representing OID and PIK income are not treated as coming from paid-in capital, even if the cash to pay them comes from offering proceeds. As a result, despite the fact that a distribution representing OID and PIK income could be paid out of amounts invested by our stockholders, the 1940 Act does not require that stockholders be given notice of this fact by reporting it as a return of capital.
We are subject to risks associated with any hedging or derivative transactions in which we participate.
We may in the future purchase and sell a variety of derivative instruments, including credit derivatives. The Fund may invest in derivatives to hedge against credit risks or other forms of risk, including interest rate risk, or for other investment or risk management purposes. The Fund may invest in derivatives for investment purposes to the extent consistent with our investment objectives if the Adviser deems it appropriate to do so. Derivative transactions may be volatile and involve various risks different from, and in certain cases, greater than the risks presented by other instruments. The primary risks related to derivative transactions include counterparty, correlation, illiquidity, leverage, volatility, OTC trading, operational and legal risks. A small investment in derivatives could have a large potential impact on our performance, effecting a form of investment leverage on our portfolio. In certain types of derivative transactions, we could lose the entire amount of our investment. In other types of derivative transactions, the potential loss is theoretically unlimited.
The following is a more detailed discussion of primary risk considerations related to the use of derivative transactions that investors should understand before investing in our securities.
Counterparty risk. Counterparty risk is the risk that a counterparty in a derivative transactions will be unable to honor its financial obligation to us, or the risk that the reference entity in a credit default swap or similar derivative will not be able to honor its financial obligations. Certain participants in the derivatives market, including larger financial institutions, have experienced significant financial hardship and deteriorating credit conditions. If our counterparty to a derivative transaction experiences a loss of capital, or is perceived to lack adequate capital or access to capital, it may experience margin calls or other regulatory requirements to increase equity. Under such circumstances, the risk that a counterparty will be unable to honor its obligations may increase substantially. If a counterparty becomes bankrupt, we may experience significant delays in obtaining recovery (if at all) under the derivative contract in bankruptcy or other reorganization proceeding; if our claim is unsecured, we will be treated as a general creditor of such prime broker or counterparty and will not have any claim with respect to the underlying security. We may obtain only a limited recovery or may obtain no recovery in such circumstances. The counterparty risk for cleared derivatives is generally lower than for uncleared OTC derivatives since generally a clearing organization becomes substituted for each counterparty to a cleared derivative and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to the clearing house for performance of financial obligations. However, there can be no assurance that the clearing house, or its members, will satisfy its obligations to us.
Correlation risk. When used for hedging purposes, an imperfect or variable degree of correlation between price movements of the derivative instrument and the underlying investment sought to be hedged may prevent us from achieving the intended hedging effect or expose us to the risk of loss. The imperfect correlation between the value of a derivative and our underlying assets may result in losses on the derivative transactions that are greater than the gain in the value of the underlying assets in our portfolio.
The Adviser may not hedge against a particular risk because it does not regard the probability of the risk occurring to be sufficiently high as to justify the cost of the hedge, or because it does not foresee the occurrence of the risk. These factors may have a significant negative effect on the fair value of our assets and the market value of our securities.
Liquidity risk. Derivative transactions, especially when traded in large amounts, may not be liquid in all circumstances, so that in volatile markets we would not be able to close out a position without incurring a loss. Although both OTC and exchange-traded derivatives markets may experience a lack of liquidity, OTC non-standardized derivative transactions are generally less liquid than exchange-traded instruments. The illiquidity of the derivatives markets may be due to various factors, including congestion, disorderly markets, limitations on deliverable supplies, the participation of speculators, government regulation and intervention, and technical and operational or system failures. In addition, daily limits on price fluctuations and speculative position limits on exchanges on which we may conduct transactions in derivative instruments may prevent prompt liquidation of positions, subjecting us to the potential of greater losses. As a result, we may need to liquidate other investments to meet margin and settlement payment obligations.
Leverage risk. Trading in Derivative transactions can result in significant leverage and risk of loss. Thus, the leverage offered by trading in derivative instruments will magnify the gains and losses we experience and could cause our NAV to be subject to wider fluctuations than would be the case if we did not use the leverage feature in derivative instruments.
Volatility risk. The prices of many derivative instruments, including many options and swaps, are highly volatile. Price movements of options contracts and payments pursuant to swap agreements are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The value of options and swap agreements also depends upon the price of the securities or currencies underlying them. These factors may cause the derivatives transactions to experience adverse market movements.
OTC trading. Derivative transactions that may be purchased or sold may include instruments not traded on an organized market. The risk of non-performance by the counterparty to such derivative transaction may be greater and the ease with which we can dispose of or enter into closing transactions with respect to such an instrument may be less than in the case of an exchange traded instrument. In addition, significant disparities may exist between “bid” and “ask” prices for certain derivative instruments that are not traded on an exchange. Such instruments are often valued subjectively and may result in mispricings or improper valuations. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value, or both. In contrast, cleared derivative transactions benefit from daily mark-to-market pricing and settlement, and segregation and minimum capital requirements applicable to intermediaries.
Operational and Legal risk. Derivatives are also subject to operational and legal risks. Operational risk generally refers to risk related to potential operational issues, including documentation issues, settlement issues, system failures, inadequate controls, and human errors. Legal risk generally refers to insufficient documentation, insufficient capacity or authority of counterparty, or legality or enforceability of a contract. Transactions entered into directly between two counterparties generally do not benefit from such protections; however, certain uncleared derivative transactions are subject to minimum margin requirements which may require us and our counterparties to exchange collateral based on daily marked-to-market pricing. OTC trading generally exposes us to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing us to suffer a loss. Such “counterparty risk” is accentuated for contracts with longer maturities where events may intervene to prevent settlement, or where we have concentrated our transactions with a single or small group of counterparties.
Regulatory Risk. The derivative investments in which we may invest are subject to comprehensive statutes, regulations and margin requirements. In particular, certain provisions of the Dodd-Frank Act require certain standardized derivatives to be executed on a regulated market and cleared through a central counterparty, which may result in increased margin requirements and costs for us. The Dodd-Frank Act also established minimum margin requirements on certain uncleared derivatives which may result in us and our counterparties posting higher margin amounts for uncleared derivatives.
In October 2020, the SEC adopted Rule 18f-4 under the 1940 Act related to the use of derivatives, short sales, reverse repurchase agreements and certain other transactions by registered investment companies. Rule 18f-4 in effect rescinds and withdraws the guidance of the SEC and its staff regarding asset segregation and cover practices with respect to such transactions. Rule 18f-4 permits us to enter into derivatives and other transactions that create future payment or delivery obligations, including short sales, notwithstanding the senior security provisions of the 1940 Act if we comply with certain value-at-risk (“VaR”) leverage limits and derivatives risk management program and board oversight and reporting requirements or comply with a “limited derivatives users” exception. We intend to elect to rely on the limited derivatives users exception. We may change the election and comply with the other provisions of Rule 18f-4 related to derivatives transactions at any time and without notice. To satisfy the limited derivatives users exception, we have adopted and implemented written policies and procedures reasonably designed to manage our derivatives risk and limit our derivatives exposure in accordance with Rule 18f-4. Rule 18f-4 also permits us to enter into reverse repurchase agreements or similar financing transactions notwithstanding the senior security provisions of the 1940 Act if we aggregate the amount of indebtedness associated with our reverse repurchase agreements or similar financing transactions with the aggregate amount of any other senior securities representing indebtedness when calculating our asset coverage ratios as discussed above or treat all such transactions as derivatives transactions for all purposes under Rule 18f-4. In connection with our intention to elect to rely on Rule 18f-4, we will not rely on the previous guidance of the SEC and its staff regarding asset segregation and cover practices in determining how we will comply with Section 18 with respect to our use of derivatives and the other transactions that Rule 18f-4 addresses.
The Fund may invest opportunistically in CMBS, which are subject to several types of risks that may adversely impact Fund performance.
Commercial mortgage-backed securities, or CMBS, are bonds that evidence interests in, or are secured by, a single commercial mortgage loan or a pool of commercial mortgage loans. Accordingly, the mortgage-backed securities the Fund may invest in are subject to all the risks of the underlying mortgage loans, including the risks of prepayment or default.
In a rising interest rate environment, the value of CMBS may be adversely affected when repayments on underlying mortgage loans do not occur as anticipated, resulting in the extension of the security’s effective maturity and the related increase in interest rate sensitivity of a longer-term instrument. The prices of lower credit quality securities are generally less sensitive to interest rate changes than more highly rated assets but more sensitive to adverse economic downturns or individual issuer developments. A projection of an economic downturn, for example, could cause a decline in the price of lower credit quality securities because the ability of obligors of mortgages underlying CMBS to make principal and interest payments or to refinance may be impaired. In this case, existing credit support in the securitization structure may be insufficient to protect us against loss of the Fund’s principal on these securities. The value of CMBS also may change due to shifts in the market’s perception of issuers and regulatory or tax changes adversely affecting the mortgage securities markets as a whole. In addition, CMBS are subject to the credit risk associated with the performance of the underlying mortgage properties.
CMBS are also subject to several risks created through the securitization process. Certain subordinate CMBS are paid interest only to the extent that there are funds available to make payments. To the extent the collateral pool includes a large percentage of delinquent loans, there is a risk that interest payment on subordinate CMBS will not be fully paid. Subordinate securities of CMBS are also subject to greater risk than those CMBS that are more highly rated.
The Fund may not control the special servicing of the mortgage loans included in the CMBS in which the Fund invests and, in such cases, the special servicer may take actions that could adversely affect the Fund’s interests.
With respect to each series of CMBS in which the Fund may invest, overall control over the special servicing of the related underlying mortgage loans may be held by a directing certificate-holder, which is appointed by the holders of the most subordinate class of CMBS in such series. The Fund may acquire classes of existing series of CMBS where it will not have the right to appoint the directing certificate-holder. In connection with the servicing of the specially serviced mortgage loans, the related special servicer may, at the direction of the directing certificate-holder, take actions that could adversely affect the Fund’s interests.
Risks Related to our Capital Structure and Leverage
Our borrowings expose us to additional risks, including the typical risks associated with leverage, and could adversely affect our business, financial condition and results of operations.
We have incurred leverage by entering into reverse repurchase agreements. We may incur additional leverage through the issuance of preferred stock or reverse repurchase agreements or by borrowing under a credit facility. We may incur additional leverage, directly or indirectly, through one or more special purpose vehicles, indebtedness for borrowed money, shares of preferred stock, debt securities and other structures and instruments, in significant amounts and on terms that our Adviser and our Board of Trustees deem appropriate, subject to applicable limitations under the 1940 Act. Such leverage may be used for the acquisition and financing of our investments, to pay fees and expenses and for other purposes. Such leverage may be secured and/or unsecured. Any such leverage does not include leverage embedded or inherent in the CLO structures and ABS structures in which we invest or in derivative instruments in which we may invest. Accordingly, there is a layering of leverage in our overall structure.
The more leverage we employ, the more likely a substantial change will occur in our NAV. Accordingly, any event that adversely affects the value of an investment would be magnified to the extent leverage is utilized. For instance, any decrease in our income would cause net income to decline more sharply than it would have had we not borrowed. Such a decline could also negatively affect our ability to make distributions and other payments to our stockholders. Leverage is generally considered a speculative investment technique. Our ability to service any debt that we incur will depend largely on our financial performance and will be subject to prevailing economic conditions and competitive pressures. The cumulative effect of the use of leverage with respect to any investments in a market that moves adversely to such investments could result in a substantial loss that would be greater than if our investments were not leveraged.
As a registered closed-end management investment company, we will generally be required to meet certain asset coverage requirements, as defined under the 1940 Act, with respect to any senior securities. With respect to senior securities representing indebtedness (i.e., borrowings or deemed borrowings, including the reverse repurchase agreements), other than temporary borrowings as defined under the 1940 Act, we are required under current law to have an asset coverage of at least 300%, as measured at the time of borrowing and calculated as the ratio of our total assets (less all liabilities and indebtedness not represented by senior securities) over the aggregate amount of our outstanding senior securities representing indebtedness. With respect to senior securities that are stock, we are required under current law to have an asset coverage of at least 200%, as measured at the time of the issuance of any such senior securities that are stock and calculated as the ratio of our total assets (less all liabilities and indebtedness not represented by senior securities) over the aggregate amount of our outstanding senior securities representing indebtedness plus the aggregate liquidation preference of any such senior securities that are stock. If legislation were passed that modifies this section of the 1940 Act and increases the amount of senior securities that we may incur, we may increase our leverage to the extent then permitted by the 1940 Act and the risks associated with an investment in us may increase.
If our asset coverage declines below 300% (or 200%, as applicable), we would not be able to incur additional debt or issue preferred stock, and could be required by law to sell a portion of our investments to repay some debt or redeem shares of preferred stock (if applicable) when it is disadvantageous to do so, which could have a material adverse effect on our operations, and we may not be able to make certain distributions or pay dividends of an amount necessary to continue to be subject to tax as a RIC. The amount of leverage that we employ will depend on the Adviser’s and our Board of Trustees’ assessment of market and other factors at the time of any proposed borrowing. We cannot assure you that we will be able to obtain credit at all or on terms acceptable to us.
In addition, any debt facility into which we may enter would likely impose financial and operating covenants that restrict our business activities, including limitations that could hinder our ability to finance additional loans and investments or to make the distributions required to qualify as a RIC under Subchapter M of the Code.
Illustration. The following table is furnished in response to the requirements of the SEC and illustrates the effect of leverage on returns from an investment in our common stock assuming various annual returns, net of expenses. The calculation assumes (i) $100.5 million in total assets, (ii) an average cost of funds of 5.3%, (iii) $12.8 million in aggregate amount of reverse repurchase agreements, and (iv) $85.6 million of shareholders’ equity. In order to cover the annual interest payments on our senior securities, our portfolio would need a 0.67% return on our assets. The calculations in the table below are hypothetical and actual returns may be higher or lower than those appearing in the table below.

Assumed Return on our Portfolio (Net of Expenses)	(10)%	(5)%	0%	5%	10%
Corresponding Return to Common Stockholder	(12.5)%	(6.7)%	(0.8)%	5.1%	11%

The assumed portfolio return is required by regulation of the SEC and is not a prediction of, and does not represent, our projected or actual performance. Actual returns may be greater or less than those appearing in the table.

Changes in interest rates may affect our cost of capital and net investment income.
Because we finance our investments, in part, using leverage, including by entering into reverse repurchase agreements and incurring any future borrowings, our net investment income will depend, in part, upon the difference between the rate at which we borrow funds and the rate at which we invest those funds. As a result, we can offer no assurance that a significant change in market interest rates will not have a material adverse effect on our net investment income. In periods of rising interest rates when we have debt outstanding, our cost of funds will increase, which could reduce our net investment income. We expect that our long-term fixed-rate investments will be financed primarily with equity and long-term debt. We may use interest rate risk management techniques in an effort to limit our exposure to interest rate fluctuations. These techniques may include various interest rate hedging activities to the extent permitted by the 1940 Act. These activities may limit our ability to participate in the benefits of lower interest rates with respect to the hedged portfolio. Adverse developments resulting from changes in interest rates or hedging transactions could have a material adverse effect on our business, financial condition and results of operations. Also, we have limited experience in entering into hedging transactions, and we may have to purchase or develop such expertise.
You should also be aware that a rise in the general level of interest rates can be expected to lead to higher interest rates applicable to our debt investments. Accordingly, an increase in interest rates may make it easier for us to meet or exceed the subordinated incentive fee preferred return and may result in a substantial increase of the amount of incentive fees payable to our Adviser with respect to pre-incentive fee net investment income. See “Investment Advisory Agreement.”
There are risks associated with reverse repurchase agreements.
A reverse repurchase agreement is the sale by the Fund of a debt obligation to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that debt obligation from that party on a future date at a higher price. Similar to borrowing, reverse repurchase agreements provide the Fund with cash for investment purposes, which creates leverage and subjects the Fund to the risks of leverage, including increased volatility. Reverse repurchase agreements also involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities. Reverse repurchase agreements also create Fund expenses and require that the Fund have sufficient cash available to purchase the debt obligations when required. Reverse repurchase agreements also involve the risk that the market value of the debt obligation that is the subject of the reverse repurchase agreement could decline significantly below the price at which the Fund is obligated to repurchase the security.
In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligations to repurchase the securities. Reverse repurchase agreements are a form of leverage which also may increase the volatility of the Fund.

Holders of any preferred stock we issue have the right to elect members of our Board of Trustees and class voting rights on certain matters.
Holders of any preferred stock we might issue in the future would have, the right to elect members of our Board of Trustees and class voting rights on certain matters. Any preferred stock we might issue in the future would have, voting separately as a single class, the right to elect two members of our Board of Trustees at all times and, in the event dividends become two full years in arrears, would have the right to elect a majority of the trustees until such arrearage is completely eliminated. In addition, preferred stockholders have class voting rights on certain matters, including changes in fundamental investment restrictions and conversion to open-end status, and accordingly can veto any such changes. Restrictions imposed on the declarations and payment of dividends or other distributions to the holders of our common stock and preferred stock, both by the 1940 Act and by requirements imposed by rating agencies or the terms of our credit facilities, might impair our ability to maintain our qualification as a RIC for U.S. federal income tax purposes. While we would intend to redeem our preferred stock to the extent necessary to enable us to distribute our income as required to maintain our qualification as a RIC, there can be no assurance that such actions could be effected in time to meet the tax requirements.
U.S. Federal Income Tax Risks
We will be subject to U.S. federal income tax if we are unable to qualify as a RIC under Subchapter M of the Code or to satisfy RIC distribution requirements.
To maintain RIC tax treatment under the Code, we must meet the following annual distribution, income source and asset diversification requirements. See “Material U.S. Federal Income Tax Considerations.”
•The annual distribution requirement for a RIC will be satisfied if we distribute to our stockholders on an annual basis at least the sum of (i) 90% of our net ordinary income and realized net short-term capital gains in excess of realized net long-term capital losses, if any, and (ii) 90% of our net tax-exempt interest income. We are subject to an asset coverage ratio requirement under the 1940 Act and may in the future become subject to certain financial covenants under loan and credit agreements that could, under certain circumstances, restrict us from making distributions necessary to satisfy the distribution requirement. If we are unable to obtain cash from other sources, we could fail to qualify for RIC tax treatment and thus become subject to U.S. federal income tax at corporate.
•The income source requirement will be satisfied if we obtain at least 90% of our income for each year from dividends, interest, gains from the sale of shares or securities or similar sources.
•The asset diversification requirement will be satisfied if we meet certain asset diversification requirements at the end of each quarter of our taxable year. To satisfy this requirement, at least 50% of the value of our assets must consist of cash, cash equivalents, U.S. government securities, securities of other RICs, and other acceptable securities; and no more than 25% of the value of our assets can be invested in (i) the securities, other than U.S. government securities or securities of other RICs, of one issuer, (ii) the securities, other than securities of other RICs, of two or more issuers that are controlled, as determined under applicable Code rules, by us and that are engaged in the same or similar or related trades or businesses or (iii) the securities of certain “qualified publicly traded partnerships.” Failure to meet these requirements may result in our having to dispose of certain investments quickly in order to prevent the loss of RIC status. Because most of our investments will be in private companies, and therefore will be relatively illiquid, any such dispositions could be made at disadvantageous prices and could result in substantial losses.
If we fail to qualify for or maintain RIC tax treatment for any reason and are subject to U.S. federal income tax at corporate rates, the resulting corporate taxes could substantially reduce our net assets, the amount of income available for distribution and the amount of our distributions.
We may have difficulty paying our required distributions if we recognize income before or without receiving cash representing such income.
For U.S. federal income tax purposes, we may be required to recognize taxable income in circumstances in which we do not receive a corresponding payment in cash. For example, if we hold debt or equity investments that are treated under applicable tax rules as having original issue discount (such as debt instruments with PIK interest or, in certain cases, debt instruments that were issued with warrants), we must include in income each year a portion of the original issue discount that accrues over the life of the obligation, regardless of whether cash representing such income is received by us in the same taxable year. We may also have to include in income other amounts that we have not yet received in cash, such as deferred loan origination fees that are paid after origination of the loan or are paid in non-cash compensation such as warrants or stock. We anticipate that a portion of our income may constitute original issue discount or other income required to be included in taxable income prior to receipt of cash. Further, we may elect to amortize market discounts and include such amounts in our taxable income in the current year, instead of upon disposition, as an election not to do so would limit our ability to deduct interest expenses for tax purposes.
Because any original issue discount or other amounts accrued will be included in our investment company taxable income for the year of the accrual, we may be required to make a distribution to our stockholders in order to satisfy the annual distribution requirement, even though we will not have received any corresponding cash amount. As a result, we may have difficulty meeting the annual distribution requirement necessary to qualify for and maintain RIC tax treatment under the Code. We may have to sell some of our investments at times and/or at prices we would not consider advantageous, raise additional debt or equity capital or forgo new investment opportunities for this purpose. If we are not able to obtain cash from other sources, we may fail to qualify for RIC tax treatment and thus become subject to U.S. federal income tax at corporate rates. If we fail to qualify for or maintain RIC tax treatment for any reason and are subject to U.S. federal income tax at corporate rates, the resulting corporate taxes could substantially reduce our net assets, the amount of income available for distribution and the amount of our distributions. For additional discussion regarding the tax implications of a RIC, see “Material U.S. Federal Income Tax Considerations—Taxation as a Regulated Investment Company.”
If we do not qualify as a “publicly offered regulated investment company,” as defined in the Code, you will be taxed as though you received a distribution of some of our expenses.
A “publicly offered regulated investment company” is a RIC whose shares are either (i) continuously offered pursuant to a public offering, (ii) regularly traded on an established securities market or (iii) held by at least 500 persons at all times during the taxable year. If we are not a publicly offered RIC for any period, a non-corporate stockholder’s allocable portion of our affected expenses, including our management fees, will be treated as an additional distribution to the stockholder. A non-corporate stockholder’s allocable portion of these expenses is also treated as miscellaneous itemized deductions that are not currently deductible by such stockholders under the Code. While we anticipate that we will constitute a publicly offered RIC for our current tax year, there can be no assurance that we will in fact so qualify for any of our taxable years.
We may in the future choose to pay dividends in part in our own stock, in which case you may be required to pay tax in excess of the cash you receive.
We may distribute taxable dividends that are payable in cash or shares of our common stock at the election of each stockholder. In accordance with guidance issued by the Internal Revenue Service, a publicly offered RIC should generally be eligible to treat a distribution of its own stock as fulfilling its RIC distribution requirements if each stockholder is permitted to elect to receive his or her distribution in either cash or stock of the RIC (even where there is a limitation on the percentage of the distribution payable in cash, provided that the limitation is at least 20%), subject to the satisfaction of certain guidelines. If too many stockholders elect to receive cash, each stockholder electing to receive cash generally must receive a portion of his or her distribution in cash (with the balance of the distribution paid in stock. If these and certain other requirements are met, for U.S. federal income tax purposes, the amount of the distribution paid in stock generally will be a taxable distribution in an amount equal to the amount of cash that could have been received instead of stock. If we decide to make any such distributions that are payable in part in our stock, taxable stockholders receiving such dividends will be required to include the full amount of the dividend (whether received in cash, our stock, or a combination thereof) as ordinary income (or as long-term capital gain to the extent such distribution is properly reported as a capital gain dividend) to the extent of our current and accumulated earnings and profits for U.S. federal income tax purposes. As a result, a U.S. stockholder may be required to pay tax with respect to such dividends in excess of any cash received. If a U.S. stockholder sells the stock it receives as a dividend in order to pay this tax, the sales proceeds may be less than the amount included in income with respect to the dividend, depending on the market price of our stock at the time of the sale. Furthermore, with respect to non-U.S. stockholders, we may be required to withhold U.S. tax with respect to such dividends, including in respect of all or a portion of such dividend that is payable in stock.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
DESCRIPTION OF CAPITAL STRUCTURE AND SHARES

The Fund is an unincorporated statutory trust established under the laws of the State of Delaware upon the filing of a Certificate of Trust with the Secretary of State of Delaware on June 27, 2024.

Shares of Beneficial Interest

The Declaration of Trust authorizes the Fund’s issuance of an unlimited number of shares of beneficial interest, par value $0.001 per share. There is currently no market for our shares and we do not expect that a market for our shares will develop in the foreseeable future. Pursuant to the Declaration of Trust and as permitted by Delaware law, shareholders are entitled to the same limitation of personal liability extended to stockholders of private corporations organized for profit under the General Corporation Law of the State of Delaware, as amended (the “DGCL”) and therefore generally will not be personally liable for our debts or obligations.

Shares

Under the terms of the Declaration of Trust, all shares, when consideration for shares is received by the Fund, will be fully paid and nonassessable. Distributions may be paid to shareholders if, as and when authorized and declared by the Board. Shares will have no preference, preemptive, appraisal, conversion, exchange or redemption rights, and will be freely transferable. The Declaration of Trust provides that the Board shall have the power to repurchase or redeem shares. In the event of the Fund’s dissolution, after the Fund pays or adequately provides for the payment of all claims and obligations of the Fund, and upon the receipt of such releases, indemnities and refunding agreements deemed necessary by the Board, each share will be entitled to receive, according to its respective rights, a pro rata portion of the Fund’s assets available for distribution for the applicable class, subject to any preferential rights of holders of the Fund’s outstanding preferred shares, if any. Each whole share will be entitled to one vote as to any matter on which it is entitled to vote and each fractional share will be entitled to a proportionate fractional vote. Shareholders shall be entitled to vote on all matters on which a vote of shareholders is required by the 1940 Act, the Declaration of Trust or a resolution of the Board. There will be no cumulative voting in the election or removal of Trustees. Under the Declaration of Trust, the Fund is not required to hold annual meetings of shareholders. The Fund only expects to hold shareholder meetings to the extent required by the 1940 Act or pursuant to special meetings called by the Board or a majority of shareholders.

Preferred Shares and Other Securities

The Declaration of Trust provides that the Board may, subject to the Fund’s investment policies and restrictions and the requirements of the 1940 Act, authorize and cause the Fund to issue securities of the Fund other than common shares of beneficial interest (including preferred shares, debt securities or other senior securities), by action of the Board without the approval of shareholders. The Board may determine the terms, rights, preferences, privileges, limitations and restrictions of such securities as the Board sees fit.

Preferred shares could be issued with rights and preferences that would adversely affect shareholders. Preferred shares could also be used as an anti-takeover device. Every issuance of preferred shares will be required to comply with the requirements of the 1940 Act. The 1940 Act requires, among other things, that (i) immediately after issuance of preferred shares and before any distribution is made with respect to the shares and before any purchase of shares is made, the aggregate involuntary liquidation preference of such preferred shares together with the aggregate involuntary liquidation preference or aggregate value of all other senior securities must not exceed an amount equal to 50% of the Fund’s total assets after deducting the amount of such distribution or purchase price, as the case may be; and (ii) the holders of preferred shares, if any are issued, must be entitled as a class to elect two Trustees at all times and to elect a majority of the Trustees if distributions on such preferred shares are in arrears by two years or more. Certain matters under the 1940 Act require the separate vote of the holders of any issued and outstanding preferred shares. The Fund does not plan to issue preferred shares within twelve months of the effectiveness of its registration statement.

The following table shows the amounts of the Fund’s shares that have been authorized and are outstanding as of September 25, 2026.

(1) Title of Class	(2) Amount Authorized	(3) Amount Held by Fund or for its Account	(4) Amount Outstanding Excluding Amount Shown Under (3)
Class A Shares	Unlimited	None	0
Class C Shares	Unlimited	None	0
Class I Shares	Unlimited	None	1,277,995

Limitation on Liability of Trustees and Officers; Indemnification and Advance of Expenses

Pursuant to the Declaration of Trust, Trustees and officers of the Fund will not be subject in such capacity to any personal liability to the Fund or shareholders, unless the liability arises from bad faith, willful misfeasance, gross negligence or reckless disregard for the Trustee’s or officer’s duty.

Except as otherwise provided in the Declaration of Trust, the Fund will indemnify and hold harmless any current or former Trustee or officer of the Fund against any liabilities and expenses (including reasonable attorneys’ fees relating to the defense or disposition of any action, suit or proceeding with which such person is involved or threatened), while and with respect to acting in the capacity of a Trustee or officer of the Fund, except with respect to matters in which such person did not act in good faith in the reasonable belief that his or her action was in the best interest of the Fund, or in the case of a criminal proceeding, matters for which such person had reasonable cause to believe that his or her conduct was unlawful. In accordance with the 1940 Act, the Fund will not indemnify any Trustee or officer for any liability to which such person would be subject by reason of his or her willful misfeasance, bad faith, gross negligence or reckless disregard of the duties of his or her position. The Fund will provide indemnification to Trustees and officers prior to a final determination regarding entitlement to indemnification as described in the Declaration of Trust.

The Fund has entered into the Investment Advisory Agreement with the Adviser. The Investment Advisory Agreement provides that, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard for its obligations and duties thereunder, the Adviser is not liable for any error of judgment or mistake of law or for any loss the Fund suffers.

Pursuant to the Declaration of Trust, the Fund will advance the expenses of defending any action for which indemnification is sought if the Fund receives a written undertaking by the indemnitee which provides that the indemnitee will reimburse the Fund unless it is subsequently determined that the indemnitee is entitled to such indemnification.

Our insurance policy does not currently provide coverage for claims, liabilities and expenses that may arise out of activities that our present or former directors or officers have performed for another entity at our request. There is no assurance that such entities will in fact carry such insurance. However, we note that we do not expect to request our present or former directors or officers to serve another entity as a director, officer, partner or trustee unless we can obtain insurance providing coverage for such persons for any claims, liabilities or expenses that may arise out of their activities while serving in such capacities.

Number of Trustees; Appointment of Trustees; Vacancies; Removal

The Declaration of Trust provides that the number of Trustees shall be no less than one and no more than 15 as determined in writing by a majority of the Trustees then in office. As set forth in the Declaration of Trust, a Trustee’s term of office shall continue until his or her death, resignation or removal. Subject to the provisions of the 1940 Act, individuals may be appointed by the Trustees at any time to fill vacancies on the Board by the appointment of such persons by a majority of the Trustees then in office. Each Trustee shall hold office until his or her successor shall have been appointed pursuant to the Declaration of Trust. To the extent that the 1940 Act requires that Trustees be elected by shareholders, any such Trustees will be elected by a plurality of all shares voted at a meeting of shareholders at which a quorum is present.

The Declaration of Trust provides that any Trustee may be removed (provided that after the removal the aggregate number of Trustees is not less than the minimum required by the Declaration of Trust) with or without cause by an action adopted by the majority of the then Trustees.

Action by Shareholders

The Declaration of Trust provides that shareholder action can be taken only at a meeting of shareholders or by written consent of shareholders in lieu of a meeting. Subject to the 1940 Act, the Declaration of Trust or a resolution of the Board specifying a greater or lesser vote requirement, the affirmative vote of a majority of shares present in person or represented by proxy at a meeting and entitled to vote on the subject matter shall be the act of the shareholders with respect to any matter submitted to a vote of the shareholders.

Amendment of Declaration of Trust and Bylaws

Subject to the provisions of the 1940 Act and the Declaration of Trust, the Board may amend the Declaration of Trust without any vote of shareholders. Pursuant to the Declaration of Trust and bylaws, the Board has the exclusive power to amend or repeal the bylaws or adopt new bylaws at any time.

No Appraisal Rights

In certain extraordinary transactions, some jurisdictions provide the right to dissenting shareholders to demand and receive the fair value of their shares, subject to certain procedures and requirements set forth in such statute. Those rights are commonly referred to as appraisal rights. The Declaration of Trust provides that shares shall not entitle shareholders to appraisal rights.

Conflict with Applicable Laws and Regulations

The Declaration of Trust provides that if and to the extent that any provision of the Declaration of Trust conflicts with any provision of the 1940 Act, the provisions under the Code applicable to the Fund as a RIC or other applicable laws and regulations, the conflicting provision shall be deemed never to have constituted a part of the Declaration of Trust; provided, however, that such determination shall not affect any of the remaining provisions of the Declaration of Trust or affect the validity of any action taken or omitted to be taken prior to such determination.

Derivative Actions
No person, other than a Trustee, who is not a shareholder of the Fund shall be entitled to bring any derivative action, suit or other proceeding on behalf of the Fund. No shareholder of the Fund may maintain a derivative action on behalf of the Fund, unless holders of at least fifty percent (50%) of the outstanding shares of the Fund join in the bringing of such derivative action, except that the aforementioned 50% requirement shall not apply to claims made under the federal securities laws. Generally, a shareholder may bring a derivative action on behalf of the Fund only if the following conditions are met: the shareholder makes a pre-suit demand upon the Trustees and the Trustees are afforded a reasonable amount of time to consider such request and to investigate the basis of such claim. Further, the Trustees shall be entitled to retain counsel or other advisors in considering the merits of the request and may (except when a request is for a claim or claims under the federal securities laws) require an undertaking by the shareholder making such request to reimburse the Fund for the expense of any such advisors in the event that the Trustees determine not to bring such action.

Exclusive Delaware Jurisdiction

Under the Declaration of Trust, any claims related to the Fund, except claims under the federal securities laws, must be exclusively brought in the Court of Chancery of the State of Delaware or, if such court does not have subject matter jurisdiction thereof, any other court in the State of Delaware with subject matter jurisdiction, unless the Fund, in its sole discretion, consents in writing to an alternative forum. As a result of this exclusive jurisdiction provision, shareholders may be required to bring suit in an inconvenient and less favorable jurisdiction. Further, under this provision, those bound by the Declaration of Trust, including shareholders of the Fund, waive any and all rights to trial by jury.

Anti-Takeover Provisions in the Declaration of Trust

The Declaration of Trust includes provisions that could have the effect of limiting the ability of other entities or persons to acquire control of the Fund or to change the composition of the Board. The Board has determined that these provisions are in the best interest of the Fund and its shareholders. These provisions may have the effect of discouraging attempts to acquire control of the Fund, which attempts could have the effect of increasing the expenses of the Fund and interfering with the normal operation of the Fund. The Trustees are elected for indefinite terms and do not stand for reelection. A Trustee may be removed from office with or without cause by an action adopted by the majority of the then Trustees. The Declaration of Trust does not contain any other specific inhibiting provisions that would operate only with respect to an extraordinary transaction such as a merger, reorganization, tender offer, sale or transfer of substantially all of the Fund’s asset, or liquidation. Reference should be made to the Declaration of Trust on file with the SEC for the full text of these provisions.

Security Dividends [Text Block]		In the event of the Fund’s dissolution, after the Fund pays or adequately provides for the payment of all claims and obligations of the Fund, and upon the receipt of such releases, indemnities and refunding agreements deemed necessary by the Board, each share will be entitled to receive, according to its respective rights, a pro rata portion of the Fund’s assets available for distribution for the applicable class, subject to any preferential rights of holders of the Fund’s outstanding preferred shares, if any.
Security Voting Rights [Text Block]		Each whole share will be entitled to one vote as to any matter on which it is entitled to vote and each fractional share will be entitled to a proportionate fractional vote. Shareholders shall be entitled to vote on all matters on which a vote of shareholders is required by the 1940 Act, the Declaration of Trust or a resolution of the Board. There will be no cumulative voting in the election or removal of Trustees.
Security Liquidation Rights [Text Block]		The Declaration of Trust provides that the Board shall have the power to repurchase or redeem shares.
Security Preemptive and Other Rights [Text Block]		Shares will have no preference, preemptive, appraisal, conversion, exchange or redemption rights, and will be freely transferable.
Security Obligations of Ownership [Text Block]		Under the Declaration of Trust, the Fund is not required to hold annual meetings of shareholders. The Fund only expects to hold shareholder meetings to the extent required by the 1940 Act or pursuant to special meetings called by the Board or a majority of shareholders.
Preferred Stock Restrictions, Other [Text Block]
Preferred Shares and Other Securities

The Declaration of Trust provides that the Board may, subject to the Fund’s investment policies and restrictions and the requirements of the 1940 Act, authorize and cause the Fund to issue securities of the Fund other than common shares of beneficial interest (including preferred shares, debt securities or other senior securities), by action of the Board without the approval of shareholders. The Board may determine the terms, rights, preferences, privileges, limitations and restrictions of such securities as the Board sees fit.

Preferred shares could be issued with rights and preferences that would adversely affect shareholders. Preferred shares could also be used as an anti-takeover device. Every issuance of preferred shares will be required to comply with the requirements of the 1940 Act. The 1940 Act requires, among other things, that (i) immediately after issuance of preferred shares and before any distribution is made with respect to the shares and before any purchase of shares is made, the aggregate involuntary liquidation preference of such preferred shares together with the aggregate involuntary liquidation preference or aggregate value of all other senior securities must not exceed an amount equal to 50% of the Fund’s total assets after deducting the amount of such distribution or purchase price, as the case may be; and (ii) the holders of preferred shares, if any are issued, must be entitled as a class to elect two Trustees at all times and to elect a majority of the Trustees if distributions on such preferred shares are in arrears by two years or more. Certain matters under the 1940 Act require the separate vote of the holders of any issued and outstanding preferred shares. The Fund does not plan to issue preferred shares within twelve months of the effectiveness of its registration statement.

Outstanding Securities [Table Text Block]
The following table shows the amounts of the Fund’s shares that have been authorized and are outstanding as of September 25, 2026.

(1) Title of Class	(2) Amount Authorized	(3) Amount Held by Fund or for its Account	(4) Amount Outstanding Excluding Amount Shown Under (3)
Class A Shares	Unlimited	None	0
Class C Shares	Unlimited	None	0
Class I Shares	Unlimited	None	1,277,995

Investment Objective Operating Policies And Strategies May Change Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Our Board of Trustees may change our investment objective by providing our stockholders with 60 days prior notice, or may modify or waive our current operating policies and strategies without prior notice or stockholder approval, the effects of which may be adverse.
Our investment objective is to generate current income and, as a secondary objective, long-term capital appreciation. This investment objective may be changed by our Board of Trustees if we provide our stockholders with at least 60 days prior notice. In addition, our Board of Trustees has the authority to modify or waive our current operating policies, investment criteria and strategies without prior notice and without stockholder approval. We cannot predict the effect any changes to our investment objective, current operating policies, investment criteria and strategies would have on our business, net asset value, operating results or the value of our shares. However, the effects might be adverse, which could negatively impact our ability to pay you distributions and cause you to lose all or part of your investment. Moreover, we will have significant flexibility in investing the net proceeds of this offering and may use the net proceeds from our public offering in ways with which investors may not agree. Finally, since our shares are not listed on a national securities exchange, you will be limited in your ability to sell your shares in response to any changes in our investment objective, operating policies, investment criteria or strategies.

SEC Modification In Position On Certain Non-Traditional Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The SEC staff could modify its position on certain non-traditional investments, including investments in CLOs.
The staff of the SEC has undertaken a broad review of the potential risks associated with different asset management activities, focusing on, among other things, liquidity risk and risk from leverage. The staff of the Division of Investment Management has, in correspondence with registered management investment companies, raised questions about the level and special risks of investments in CLOs. While it is not possible to predict what conclusions the staff will reach in these areas, or what recommendations the staff might make to the SEC, the imposition of limitations on investments by registered management investment companies in CLOs could adversely impact our ability to implement our investment strategy and/or our ability to raise capital through public offerings, or cause us to take certain actions with potential negative impacts on our financial condition and results of operations. We are unable at this time to assess the likelihood or timing of any such regulatory development.

Credit Risks And Risks Associated With Unrated Or Below Investment Grade Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
We are subject to credit risks and risks associated with unrated or below investment grade securities.
While the Fund’s investments are expected to consist of predominantly structured credit instruments, some of our investments may be subject to greater credit risk than others. Credit risk is the risk that an issuer of, or obligor under, an investment, may be unable or unwilling to make dividend, interest and principal payments when due and the related risk that the value of an investment may decline because of concerns about the issuer’s or obligor’s ability or willingness to make such payments. This risk may be especially heightened for certain of our investments which may be rated below investment grade or unrated, as well as investments that may be of credit quality comparable to securities rated below investment grade by a rating agency or unrated. Such unrated or below investment grade securities are commonly referred to as “junk” or “high yield” securities. Such investments of comparable credit quality, while generally offering the potential for higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of dividend or interest deferral, default or bankruptcy, and are regarded as predominantly speculative with respect to the issuer’s capacity to pay dividends or interest and repay principal. In addition, these investments of comparable credit quality are generally more susceptible to decline in market value due to adverse economic and business developments and are often unsecured and subordinated to other creditors of the issuer. The market values for unrated or below investment grade securities or investments of comparable credit quality tend to be very volatile, and these instruments are generally less liquid than investment grade securities.

Impairment Of Portfolio Investments Due To Economic Recessions Or Downturns Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Economic recessions or downturns could impair our portfolio investments and adversely affect our operating results.
The performance of the underlying collateral for many of our investments may be susceptible to economic slowdowns or recessions and may be unable to repay our debt investments during these periods. Recent inflationary pressure and rising interest rates have and may continue to disrupt economic markets. In the past, instability in the global capital markets resulted in disruptions in liquidity in the debt capital markets, significant write-offs in the financial services sector, the re-pricing of credit risk in the broadly syndicated credit market and the failure of major domestic and international financial institutions. In particular, in past periods of instability, the financial services sector was negatively impacted by significant write-offs as the value of the assets held by financial firms declined, impairing their capital positions and abilities to lend and invest.
In an economic downturn, we may have non-performing assets or non-performing assets are likely to increase, and the value of our portfolio is likely to decrease during these periods. Adverse economic conditions may also decrease the value of any collateral securing our investments. A prolonged recession may further decrease the value of such collateral and result in losses of value in our portfolio and a decrease in our revenues, net income and NAV. Unfavorable economic conditions also could increase our funding costs, limit our access to the capital markets or result in a decision by lenders not to extend credit to us on terms we deem acceptable. These events could prevent us from making or increasing investments and adversely affect our operating results.

Prepayment And Extension Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
We are subject to prepayment and extension risk.
Many types of debt instruments are subject to prepayment and extension risk. Prepayment risk is the risk that the issuer of a debt instrument will pay back the principal earlier than expected. This risk is heightened in a falling market interest rate environment. Prepayment may expose the Fund to a lower rate of return upon reinvestment of principal. Also, if a debt instrument subject to prepayment has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Extension risk is the risk that the issuer of a debt instrument will pay back the principal later than expected. This risk is heightened in a rising market interest rate environment. This may negatively affect performance, as the value of the debt instrument decreases when principal payments are made later than expected. Additionally, the Fund may be prevented from investing proceeds it would have received at a given time at the higher prevailing interest rates.

Glogal Economic, Political And Market Condition Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Global economic, political and market conditions may adversely affect our business, results of operations and financial condition, including our revenue growth and profitability.
Downgrades by rating agencies to the U.S. government’s credit rating or concerns about its credit and deficit levels in general could cause interest rates and borrowing costs to rise, which may negatively impact both the perception of credit risk associated with our debt portfolio and our ability to access the debt markets on favorable terms. In addition, a decreased U.S. government credit rating could create broader financial turmoil and uncertainty, which may weigh heavily on our financial performance and the value of our common stock.
Deterioration in the economic conditions in the Eurozone and globally, including instability in financial markets, may pose a risk to our business. In recent years, financial markets have been affected at times by a number of global macroeconomic and political events, including the following: large sovereign debts and fiscal deficits of several countries in Europe and in emerging markets jurisdictions, levels of non-performing loans on the balance sheets of European banks, the potential effect of any European country leaving the Eurozone, the effect of the United Kingdom leaving the European Union (the “EU”), and market volatility and loss of investor confidence driven by political events. The decision made in the United Kingdom to leave the EU has led to volatility in global financial markets and may lead to weakening in consumer, corporate and financial confidence in the United Kingdom and Europe. Market and economic disruptions have affected, and may in the future affect, consumer confidence levels and spending, personal bankruptcy rates, levels of incurrence and default on consumer debt and home prices, among other factors. We cannot assure you that market disruptions in Europe, including the increased cost of funding for certain governments and financial institutions, will not impact the global economy, and we cannot assure you that assistance packages will be available, or if available, be sufficient to stabilize countries and markets in Europe or elsewhere affected by a financial crisis. To the extent uncertainty regarding any economic recovery in Europe negatively impacts consumer confidence and consumer credit factors, our business, financial condition and results of operations could be significantly and adversely affected.
Various social and political circumstances in the U.S. and around the world (including wars and other forms of conflict, including rising trade tensions between the United States and China, and other uncertainties regarding actual and potential shifts in the U.S. and foreign, trade, economic and other policies with other countries, terrorist acts, security operations and catastrophic events such as fires, floods, earthquakes, tornadoes, hurricanes and global health epidemics), may also contribute to increased market volatility and economic uncertainties or deterioration in the U.S. and worldwide. Specifically, Russia’s recent military incursion into Ukraine, the response of the United States and other countries, and the potential for wider conflict, has increased volatility and uncertainty in the financial markets and may adversely affect the Fund.
Immediately following Russia’s invasion, the United States and other countries imposed wide-ranging economic sanctions on Russia, individual Russian citizens, and Russian banking entities and other businesses, including those in the energy sector. These unprecedented sanctions have been highly disruptive to the Russian economy and, given the interconnectedness of today’s global economy, could have broad and unforeseen macroeconomic implications. The ultimate nature, extent and duration of Russia’s military actions (including the potential for cyberattacks and espionage), and the response of state governments and businesses, cannot be predicted at this time. However, further escalation of the conflict could result in significant market disruptions, and negatively affect global supply chains, inflation and global growth. In addition, the Israel-Hamas conflict as well as the potential risk for a wider conflict could negatively affect financial markets. The Middle East plays a pivotal role in the global energy sector, and prolonged instability could impact oil prices, leading to increased costs for businesses and consumers. Furthermore, the U.S.’s diplomatic ties and commitments in the region mean that it might become more directly involved, either diplomatically or militarily, diverting attention and resources. These and any related events could negatively impact the performance of our investment’s underlying collateral.
Additionally, the Federal Reserve has raised interest rates multiple times since March 2022 and rates have remained elevated. These developments, along with the United States government’s credit and deficit concerns, global economic uncertainties and market volatility, could cause interest rates to be volatile, which may negatively impact the performance of the Fund.

Political, Social And Economic Uncertainty Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Political, social and economic uncertainty creates and exacerbates risk.
Social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) will occur that create uncertainty and have significant impacts on issuers, industries, governments and other systems, including the financial markets, to which companies and their investments are exposed. As global systems, economies and financial markets are increasingly interconnected, events that once had only local impact are now more likely to have regional or even global effects. Events that occur in one country, region or financial market will, more frequently, adversely impact issuers in other countries, regions or markets, including in established markets such as the U.S. These impacts can be exacerbated by failures of governments and societies to adequately respond to an emerging event or threat.
Uncertainty can result in or coincide with, among other things: increased volatility in the financial markets for securities, derivatives, loans, credit and currency; a decrease in the reliability of market prices and difficulty in valuing assets (including portfolio company assets); greater fluctuations in spreads on debt investments and currency exchange rates; increased risk of default (by both government and private obligors and issuers); further social, economic, and political instability; nationalization of private enterprise; greater governmental involvement in the economy or in social factors that impact the economy; changes to governmental regulation and supervision of the loan, securities, derivatives and currency markets and market participants and decreased or revised monitoring of such markets by governments or self-regulatory organizations and reduced enforcement of regulations; limitations on the activities of investors in such markets; controls or restrictions on foreign investment, capital controls and limitations on repatriation of invested capital; the significant loss of liquidity and the inability to purchase, sell and otherwise fund investments or settle transactions (including, but not limited to, a market freeze); unavailability of currency hedging techniques; substantial, and in some periods extremely high, rates of inflation, which can last many years and have substantial negative effects on credit and securities markets as well as the economy as a whole; recessions; and difficulties in obtaining and/or enforcing legal judgments.

Legislative Or Other Actions Relating to Taxes Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Legislative or other actions relating to taxes could have a negative effect on us.
Legislative or other actions relating to taxes could have a negative effect on us or our stockholders. The rules dealing with U.S. federal income taxation are constantly under review by persons involved in the legislative process and by the Internal Revenue Service (“IRS”) and the U.S. Treasury Department. We cannot predict with certainty how any changes in the tax laws might affect us, our stockholders or our investments. New legislation and any U.S. Treasury regulations, administrative interpretations or court decisions interpreting such legislation could significantly and negatively affect our ability to qualify for tax treatment as a RIC or the U.S. federal income tax consequences to us and our stockholders of such qualification, or could have other adverse consequences. Investors are urged to consult with their tax advisor with respect to the status of legislative, regulatory or administrative developments and proposals and their potential effect on an investment in our securities.

Interest Rate Fluctuations Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Interest rate fluctuations may adversely affect the value of our portfolio investments which could have an adverse effect on our business, financial condition and results of operations.
Our debt investments may be based on floating rates, such as SOFR, EURIBOR, the Federal Funds Rate or the Prime Rate. General interest rate fluctuations may have a substantial negative impact on our investments, the value of our common stock and our rate of return on invested capital. A reduction in the interest rates on new investments relative to interest rates on current investments could also have an adverse impact on our net interest income. An increase in interest rates could decrease the value of any investments we hold which earn fixed interest rates, including subordinated loans, senior and junior secured and unsecured debt securities and loans and high yield bonds, and also could increase our interest expense, thereby decreasing our net income. Also, an increase in interest rates available to investors could make investment in our common stock less attractive if we are not able to increase our dividend rate, which could reduce the value of our common stock.
Because we have issued shares of preferred stock and may borrow money and may issue additional shares of preferred stock to finance investments, our net investment income may depend, in part, upon the difference between the rate at which we borrow funds or pay distributions on preferred stock and the rate that our investments yield. As a result, we can offer no assurance that a significant change in market interest rates will not have a material adverse effect on our net investment income. In periods of rising interest rates, our cost of funds would increase except to the extent we have issued fixed rate debt or preferred stock, which could reduce our net investment income.
You should also be aware that a change in the general level of interest rates can be expected to lead to a change in the interest rate we receive on many of our debt investments. Accordingly, a change in the interest rate could make it easier for us to meet or exceed the performance threshold and may result in a substantial increase in the amount of incentive fees payable to our Adviser with respect to the portion of the Incentive Fee based on income.

Adviser's Ability To Manage And Support Investment Process Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Our ability to achieve our investment objective depends on our Adviser’s ability to manage and support our investment process. If our Adviser were to lose access to its professionals, our ability to achieve our investment objective could be significantly harmed.
Since we have no employees, we will depend on the investment expertise, skill and network of business contacts of our Adviser. Our Adviser will evaluate, negotiate, structure, execute, monitor and service our investments. Our future success will depend to a significant extent on the continued service and coordination of the professionals of our Adviser. The departure of any of our Adviser’s professionals could have a material adverse effect on our ability to achieve our investment objective.
Our ability to achieve our investment objective depends on our Adviser’s ability to identify, analyze, invest in, finance and monitor companies and investments that meet our investment criteria. Our Adviser’s capabilities in structuring the investment process, providing competent, attentive and efficient services to us, and facilitating access to financing on acceptable terms depend on the employment of investment professionals in an adequate number and of adequate sophistication to match the corresponding flow of transactions. To achieve our investment objective, our Adviser may need to hire, train, supervise and manage new investment professionals to participate in our investment selection and monitoring process. Our Adviser may not be able to find investment professionals in a timely manner or at all. Failure to support our investment process could have a material adverse effect on our business, financial condition and results of operations.
Both the Investment Advisory Agreement and Administration Agreement have termination provisions that allow the parties to terminate the agreements without penalty. For example, the Investment Advisory Agreement may be terminated at any time, without penalty, by our Adviser upon 60 days’ notice to us. If either agreement is terminated, it may adversely affect the quality of our investment opportunities. In addition, in the event such agreements are terminated, it may be difficult for us to replace our Adviser or Prospect Administration.

Inability Of Advisor To Maintain Or Develop Relationships With Investment Banks, Commercial Banks, Loan Originators And CLO Collateral Managers Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Because our business model depends to a significant extent upon relationships with investment banks, commercial banks, loan originators and CLO collateral managers, the inability of our Adviser to maintain or develop these relationships, or the failure of these relationships to generate investment opportunities, could adversely affect our business.
Our Adviser depends on its relationships with investment banks, commercial banks, loan originators, and CLO collateral managers, and we will rely to a significant extent upon these relationships to provide us with potential investment opportunities. If our Adviser fails to maintain its existing relationships or develop new relationships with other sources of investment opportunities, we may not be able to grow our investment portfolio. In addition, individuals with whom our Adviser has relationships are not obligated to provide us with investment opportunities, and, therefore, there is no assurance that such relationships will generate investment opportunities for us.

Increasing Competition For Investment Opportunities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
We may face increasing competition for investment opportunities, which could delay deployment of our capital, reduce returns and result in losses.
We compete for investments with other investment companies and investment funds (including private equity funds, and mezzanine funds), as well as traditional financial services companies such as commercial banks and other sources of funding. Moreover, alternative investment vehicles, such as hedge funds, invest in Target Securities. As a result of these new entrants, competition for investment opportunities in Target Securities may intensify. Many of our competitors are substantially larger and have considerably greater financial, technical and marketing resources than we do. For example, some competitors may have a lower cost of capital and access to funding sources that are not available to us. In addition, some of our competitors may have higher risk tolerances or different risk assessments than we have. These characteristics could allow our competitors to consider a wider variety of investments, establish more relationships and offer better pricing and more flexible structuring than we are able to do. We may lose investment opportunities if we do not match our competitors’ pricing, terms and structure. If we are forced to match our competitors’ pricing, terms and structure, we may not be able to achieve acceptable returns on our investments or may bear substantial risk of capital loss. A significant part of our competitive advantage stems from the fact that the market for Target Securities is underserved by financing sources generally. A significant increase in the number and/or the size of our competitors in this target market could force us to accept less attractive investment terms. Furthermore, many of our competitors have greater experience operating under, or are not subject to, the regulatory restrictions that the 1940 Act will impose on us as a registered closed-end management investment company.

Uncertainty Of Fair Value Of Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
A significant portion of our investment portfolio will be recorded at fair value as determined in good faith pursuant to our valuation procedures and, as a result, there will be uncertainty as to the value of our investments.
Under the 1940 Act, we are required to carry our investments at market value or, if there is no readily available market value, at fair value as determined pursuant to our valuation procedures. Typically, there will not be a public market for the investments that we make. Our Target Securities are difficult to value by virtue of the fact that they are not publicly traded or actively traded on a secondary market but, instead, may be traded on a privately negotiated over-the-counter secondary market for institutional investors. As a result, we will value these securities daily at fair value as determined in good faith pursuant to our valuation procedures. Certain factors that may be considered in determining the fair value of our investments include dealer quotes for securities traded on the secondary market for institutional investors, the nature and realizable value of any collateral and estimates of the value of securities in which we invest, which will be supplied, directly or indirectly, by banks, other market counterparties or pricing systems or estimates approved for such purpose by our Board of Trustees. Such estimates may be unaudited or may be subject to little verification or other due diligence and may not comply with generally accepted accounting practices or other valuation principles. In addition, these entities may not provide estimates of the value of the securities in which we invest on a regular or timely basis or at all with the result that the values of such investments may be estimated by our Adviser on the basis of information available at the time. Because such valuations, and particularly valuations of private securities, are inherently uncertain, may fluctuate over short periods of time and may be based on estimates, our determinations of fair value may differ materially from the values that would have been used if a ready market for these non-traded securities existed or if we tried to sell our investments. Due to this uncertainty, our fair value determinations may cause our net asset value on a given date to materially understate or overstate the value that we may ultimately realize upon the sale of one or more of our investments.

Investors May Not Receive Distributions Or Distributions May Not Grow Over Time Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
There is a risk that investors in our shares may not receive distributions and that our distributions may not grow over time.
		We intend to make distributions to our stockholders out of assets legally available for distribution. We cannot assure you that we will achieve investment results that will allow us to make a specified level of cash distributions or year-to-year increases in cash distributions. In addition, due to the asset coverage test applicable to us as a registered closed-end management investment company, we may be limited in our ability to make distributions. See “Regulation—Senior Securities” in the SAI. You should understand that such distributions may not be based on our investment performance and can only be sustained if we achieve positive investment performance in future periods. You should also understand that any reimbursements to our Adviser (if any such reimbursements are made) would reduce the future distributions to which you would otherwise be entitled. There can be no assurance that we will achieve the performance necessary to sustain our distributions or that we will be able to pay distributions at all. In particular, if the current period of market disruption and instability caused by inflationary pressures and various geopolitical tensions continues for an extended period of time, our ability to declare and pay distributions on our shares may be adversely impacted. Under such circumstances, our distributions may not be consistent with historical levels, may not grow over time, and may partially comprise a return of capital; and it is possible that investors may not receive distributions at all.
Uncertainty Of Distributions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The amount of any distributions we may make is uncertain. Our distribution proceeds may exceed our earnings. Therefore, portions of the distributions that we make may be a return of the money that you originally invested and represent a return of capital to you for tax purposes.
We intend, subject to change by our Board of Trustees, to declare distributions on a quarterly or monthly basis and pay distributions on a monthly basis. We will pay these distributions to our stockholders out of assets legally available for distribution. While our Adviser may agree to limit our expenses to ensure that such expenses are reasonable in relation to our income, we cannot assure you that we will achieve investment results that will allow us to make a targeted level of cash distributions or year-to-year increases in cash distributions. Our ability to pay distributions might be adversely affected by, among other things, the impact of one or more of the risk factors described in this prospectus, including the risk that the current period of market disruption and instability caused by the coronavirus pandemic may continue for an extended period of time. In addition, the inability to satisfy the asset coverage test applicable to us as an investment company may limit our ability to pay distributions. All distributions will be paid at the discretion of our Board of Trustees and will depend on our earnings, our financial condition, maintenance of our RIC status, compliance with applicable investment company regulations and such other factors as our Board of Trustees may deem relevant from time to time. We cannot assure you that we will pay distributions to our stockholders in the future. In the event that we encounter delays in locating suitable investment opportunities, we may pay all or a substantial portion of our distributions from the proceeds of our public offering or from borrowings in anticipation of future cash flow, which may constitute a return of your capital. Such a return of capital is not immediately taxable, but reduces your tax basis in our shares, which may result in you recognizing more gain (or less loss) when your shares are sold. Distributions from the proceeds of our public offering or from borrowings will be distributed after payment of fees and expenses and could reduce the amount of capital we ultimately invest in our investments.

Efforts To Comply With Sarbanes-Oxley Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Efforts to comply with the Sarbanes-Oxley Act will involve significant expenditures, and non-compliance with such regulations may adversely affect us.
We are subject to the Sarbanes-Oxley Act and the related rules and regulations promulgated by the SEC. We will be required to periodically review our internal control over financial reporting, and evaluate and disclose changes in our internal control over financial reporting. Developing and maintaining an effective system of internal controls may require significant expenditures, which may negatively impact our financial performance and our ability to make distributions. This process will also result in a diversion of management’s time and attention. We cannot be certain as to the timing of the completion of our evaluation, testing and remediation actions or the impact of the same on our operations and we may not be able to ensure that the process is effective or that our internal control over financial reporting is or will be effective in a timely manner. In the event that we are unable to develop or maintain an effective system of internal controls and maintain or achieve compliance with the Sarbanes-Oxley Act and related rules, we may be adversely affected.

Changes In Laws Or Regulations Governing Operations Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Changes in laws or regulations governing our operations may adversely affect our business or cause us to alter our business strategy.
We, the Target Securities in which we invest, and the companies whose securities are held by CLOs will be subject to regulation at the local, state and federal level. New legislation may be enacted or new interpretations, rulings or regulations could be adopted, including those governing the types of investments we are permitted to make, any of which could harm us and our stockholders, potentially with retroactive effect.
Additionally, any changes to the laws and regulations governing our operations relating to permitted investments may cause us to alter our investment strategy to avail ourselves of new or different opportunities. Such changes could result in material differences to our strategies and plans as set forth in this prospectus and may result in our investment focus shifting from the areas of expertise of our Adviser to other types of investments in which our Adviser may have less expertise or little or no experience. Thus, any such changes, if they occur, could have a material adverse effect on our results of operations and the value of your investment.
Changes in the laws or regulations or the interpretations of the laws and regulations that govern registered closed-end management investment companies, RICs or non-depository commercial lenders could significantly affect our operations and our cost of doing business. Our portfolio companies are subject to federal, state and local laws and regulations. New legislation may be enacted or new interpretations, rulings or regulations could be adopted, any of which could materially adversely affect our business, including with respect to the types of investments we are permitted to make, and your interest as a stockholder potentially with retroactive effect. In addition, any changes to the laws and regulations governing our operations relating to permitted investments may cause us to alter its investment strategy in order to avail ourselves of new or different opportunities. These changes could result in material changes to the strategies and plans set forth in this prospectus and may result in our investment focus shifting from the areas of expertise of our Adviser to other types of investments in which our Adviser may have less expertise or little or no experience. Any such changes, if they occur, could have a material adverse effect on our business, results of operations and financial condition and, consequently, the value of your investment in us.
Over the last several years, there has been an increase in regulatory attention to the extension of credit outside of the traditional banking sector, raising the possibility that some portion of the non-bank financial sector will be subject to new regulation. While it cannot be known at this time whether these regulations will be implemented or what form they will take, increased regulation of non-bank credit extension could negatively impact our operations, cash flows or financial condition, impose additional costs on us, intensify the regulatory supervision of us or otherwise adversely affect our business.

Risk Retention Rules Effects On CLO And Loan Markets Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The application of the risk retention rules under U.S. and EU law to CLOs may have broader effects on the CLO and loan markets in general, potentially resulting in fewer or less desirable investment opportunities for us.
Section 941 of the Dodd-Frank Act added a provision to the Securities Exchange Act of 1934, as amended, requiring the seller, sponsor or securitizer of a securitization vehicle to retain no less than five percent of the credit risk in assets it sells into a securitization and prohibiting such securitizer from directly or indirectly hedging or otherwise transferring the retained credit risk. The responsible federal agencies adopted final rules implementing these restrictions on October 22, 2014. The risk retention rules became effective with respect to CLOs two years after publication in the Federal Register. Under the final rules, the asset manager of a CLO is considered the sponsor of a securitization vehicle and is required to retain five percent of the credit risk in the CLO, which may be retained horizontally in the equity tranche of the CLO or vertically as a five percent interest in each tranche of the securities issued by the CLO. Although the final rules contain an exemption from such requirements for the asset manager of a CLO if, among other things, the originator or lead arranger of all of the loans acquired by the CLO retain such risk at the asset level and, at origination of such asset, takes a loan tranche of at least 20% of the aggregate principal balance, it is possible that the originators and lead arrangers of loans in this market will not agree to assume this risk or provide such retention at origination of the asset in a manner that would provide meaningful relief from the risk retention requirements for CLO managers.
We believe that the U.S. risk retention requirements imposed for CLO managers under Section 941 of the Dodd-Frank Act has created some uncertainty in the market in regard to future CLO issuance. Given that certain CLO managers may require capital provider partners to satisfy this requirement, we believe that this may create additional risks for us in the future.
On February 9, 2018, a panel of the United States Court of Appeals for the District of Columbia Circuit ruled that the federal agencies exceeded their authority under the Dodd-Frank Act in adopting the final rules as applied to asset managers of open-market CLOs. The agencies can request that the full court rehear the case, and if the full court agrees to rehear the case, there can be no assurance as to how long the court will take to issue its decision or whether the full court will reach the same ruling as that of the panel. The period for the federal agencies responsible for the Final U.S. Risk Retention Rules, or the “Applicable Agencies,” to petition for en banc review of the DC Circuit Ruling has expired and the Applicable Agencies have not filed a petition for certiorari requesting the case to be heard by the United States Supreme Court. Pending resolution of any such rehearing or appeal, the final rules continue to apply to asset managers of open-market CLOs. Since the Applicable Agencies have not successfully challenged the DC Circuit Ruling and the DC District Court has issued the above described order implementing the DC Circuit Ruling, collateral managers of open market CLOs are no longer required to comply with the Final U.S. Risk Retention Rules at this time. As such, it is possible that some collateral managers of open market CLOs will decide to dispose of the notes constituting the “eligible vertical interest” or “eligible horizontal interest” they were previously required to retain, or decide take other action with respect to such notes that is not otherwise permitted by the Final U.S. Risk Retention Rules.
There can be no assurance or representation that any of the transactions, structures or arrangements currently under consideration by or currently used by CLO market participants will comply with the Final U.S. Risk Retention Rules to the extent such rules are reinstated or otherwise become applicable to open market CLOs. The ultimate impact of the Final U.S. Risk Retention Rules on the loan securitization market and the leveraged loan market generally remains uncertain, and any negative impact on secondary market liquidity for securities comprising a CLO may be experienced due to the effects of the Final U.S. Risk Retention Rules on market expectations or uncertainty, the relative appeal of other investments not impacted by the Final U.S. Risk Retention Rules and other factors.
In Europe, there has also been an increase in political and regulatory scrutiny of the securitization industry. Regulation (EU) 2017/2402 of the European Parliament and of the Council of 12 December 2017 laying down a general framework for securitization and creating a specific framework for simple, transparent and standardized securitization (as amended from time to time and including any delegated or implementing legislation and any binding guidance adopted with respect thereto by the European supervisory authorities and/or the European Commission, the “EU Securitization Regulation”) became effective on January 1, 2019 and applies to all new “securitizations” (as defined therein) issued on or after January 1, 2019. The EU Securitization Regulation repealed and replaced the prior EU risk retention requirements with a single regime that applies to, broadly, European credit institutions and investment firms (and certain consolidated affiliates thereof, including those located in the United States), insurance and reinsurance companies, alternative investment fund managers (“AIFMs”) that manage and/or market their alternative investment funds in the EU, undertakings for collective investment in transferable securities regulated pursuant to EU Directive 2009/65/EC (“UCITS”) and the management companies thereof and, subject to some exceptions, institutions for occupational retirement provision (“IORPs”), each as set out in the EU Securitization Regulation (each, an “EU Affected Investor”).
On January 31, 2020, the United Kingdom ceased to be a member of the European Union and, following a transition period expiring on December 31, 2020, ceased to apply EU law and instead the bulk of EU law as in force on that day was transposed into UK domestic law subject to certain amendments. Regulation (EU) 2017/2402, as it forms part of UK domestic law by virtue of the European Union (Withdrawal) Act 2018 (the “EUWA”), and as amended by the Securitization (Amendment) (EU Exit) Regulations 2019 (as may be further amended from time to time and including any delegated or implementing legislation and any binding guidance adopted with respect thereto by the UK Financial Conduct Authority and/or the UK Prudential Regulation Authority, the “UK Securitization Regulation”) became applicable with respect to (a) insurance undertakings and reinsurance undertakings as defined in the FSMA; (b) occupational pension schemes as defined in the Pension Schemes Act 1993 that have their main administration in the UK, and certain fund managers of such schemes; (c) alternative investment fund managers as defined in the Alternative Investment Fund Managers Regulations 2013 which market or manage alternative investment funds in the UK; (d) UCITS as defined in the FSMA, which are authorized open ended investment companies as defined in the FSMA; (e) management companies as defined in the FSMA; and (f) credit institutions and investment firms (and certain consolidated affiliates thereof, including those located in the United States) as defined in Regulation (EU) No 575/2013 as it forms part of UK domestic law by virtue of the EUWA (each, a “UK Affected Investor”).
Failure to comply with the EU Securitization Regulation or the UK Securitization Regulation may subject EU Affected Investors or UK Affected Investors, as applicable, to a range of regulatory penalties including, for those investors who are subject to regulatory capital requirements, a punitive capital charge against their investment, or in the case of AIFMs or UCITS, a requirement to take corrective action as is in the best interest of their own investors.
The EU Securitization Regulation and the UK Securitization Regulation restrict each EU Affected Investor and each UK Affected Investor (as applicable) from investing in securitizations unless, broadly speaking and among other things: (a)(i) the originator, sponsor or original lender with respect to the relevant securitization will retain, on an on-going basis, a net economic interest of not less than 5% with respect to certain specified credit risk tranches or securitized exposures and (ii) the risk retention is disclosed to the investor in accordance with the EU Securitization Regulation or the UK Securitization Regulation (as applicable); and (b) such investor is able to demonstrate that it has undertaken certain due diligence with respect to various matters, including the risk characteristics of its investment position and the underlying assets, and that procedures are established for such activities to be monitored on an on-going basis. There are material differences between the EU Securitization Regulation and the UK Securitization Regulation on one hand and the prior EU risk retention requirements on the other, particularly with respect to transaction transparency, reporting and diligence requirements and the imposition of a direct compliance obligation on the “sponsor”, “originator” or “original lender” of a securitization where such entity is established in the EU/UK. The new EU and UK regimes are also beginning to diverge as the EU Securitization Regulation has recently been amended by Regulation (EU) 2021/557 while the UK Securitization Regulation remains in the form enacted. Such divergence is expected to continue.
CLOs issued in Europe are generally structured in compliance with both the EU Securitization Regulation and the UK Securitization Regulation so that prospective investors subject to such laws can invest in compliance with such requirements. To the extent a CLO is structured in compliance with the EU Securitization Regulation or the UK Securitization Regulation, our ability to invest in the residual tranches of such CLOs could be limited, or we could be required to hold our investment for the life of the CLO. If a CLO has not been structured to comply with the EU Securitization Regulation or the UK Securitization Regulation (which could be the case for CLOs issued in the United States or elsewhere outside of the EU and the UK), it will limit the ability of EU Affected Investors or UK Affected Investors (as applicable) to purchase CLO securities, which may adversely affect the price and liquidity of the securities (including the residual tranche) in the secondary market.

Fluctuation In Quarterly Results Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
We may experience fluctuations in our quarterly results.
We could experience fluctuations in our quarterly operating results due to a number of factors, including our ability or inability to make investments that meet our investment criteria, the yield earned or interest rate payable on the securities we acquire, the level of our expenses, variations in and the timing of the recognition of realized and unrealized gains or losses, the degree to which we encounter competition in our markets and general economic conditions. As a result of these factors, results for any previous period should not be relied upon as being indicative of performance in future periods.

Single Corporate, Economic, Political Or Regulatory Occurrence Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
We may be more susceptible than a diversified fund to being adversely affected by any single corporate, economic, political or regulatory occurrence.
We are classified as “non-diversified” under the 1940 Act. As a result, we can invest a greater portion of our assets in obligations of a single issuer than a “diversified” fund. We may therefore be more susceptible than a diversified fund to being adversely affected by any single corporate, economic, political or regulatory occurrence. We intend to elect to be taxed, and to qualify annually thereafter, as a RIC under Subchapter M of the Code, and thus we intend to satisfy the diversification requirements of Subchapter M, including its less stringent diversification requirements that apply to the percentage of our total assets that are represented by cash and cash items (including receivables), U.S. government securities, the securities of other regulated investment companies and certain other securities.

Regulations Governing Operations May Affect Ability To Raise Additional Capital Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Regulations governing our operation as a registered closed-end management investment company affect our ability to raise additional capital and the way in which we do so. As a registered closed-end management investment company, the necessity of raising additional capital may expose us to risks, including the typical risks associated with leverage.
We may in the future issue debt securities or preferred stock and/or borrow money from banks or other financial institutions, which we refer to collectively as “senior securities,” up to the maximum amount permitted by the 1940 Act. Under the provisions of the 1940 Act, we will be permitted, as a registered closed-end management investment company, to issue senior securities representing indebtedness so long as our asset coverage ratio with respect thereto, defined under the 1940 Act as the ratio of our gross assets (less all liabilities and indebtedness not represented by senior securities) to our outstanding senior securities representing indebtedness, is at least 300% after each issuance of such senior securities. In addition, we will be permitted to issue additional shares of preferred stock so long as our asset coverage ratio with respect thereto, defined under the 1940 Act as the ratio of our gross assets (less all liabilities and indebtedness not represented by senior securities) to our outstanding senior securities representing indebtedness, plus the aggregate involuntary liquidation preference of our outstanding Preferred Stock, is at least 200% after each issuance of such preferred stock. If the value of our assets declines, we may be unable to satisfy these tests. If that happens, we may be required to sell a portion of our investments and, depending on the nature of our leverage, repay a portion of our indebtedness or redeem outstanding shares of preferred stock, in each case at a time when doing so may be disadvantageous. Also, any amounts that we use to service our indebtedness or preferred dividends would not be available for distributions to our common stockholders.
Furthermore, as a result of issuing senior securities, we would also be exposed to typical risks associated with leverage, including an increased risk of loss. Our preferred stock, if any, will rank “senior” to common stock in our capital structure but will rank “junior” to any senior indebtedness we incur in the future.
We are not generally able to issue and sell our shares at a price below net asset value per share, other than in connection with a rights offering to our existing stockholders. We may, however, sell our shares at a price below the then-current net asset value per share if our Board of Trustees determines that such sale is in the best interests of us and our stockholders, and our stockholders approve such sale. In any such case, the price at which our securities are to be issued and sold may not be less than a price that, in the determination of our Board of Trustees, closely approximates the market value of such securities (less any distributing commission or discount). If we raise additional funds by issuing more shares, then the percentage ownership of our stockholders at that time will decrease, and you may experience dilution.

Ability To Enter Into Transactions With Affiliates Restrictions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Our ability to enter into transactions with our affiliates will be restricted.
We will be prohibited under the 1940 Act from participating in certain transactions with our affiliates without the prior approval of the SEC. Any person that owns, directly or indirectly, 5% or more of our outstanding voting securities will be our affiliate for purposes of the 1940 Act and we will generally be prohibited from buying or selling any securities from or to such affiliate. The 1940 Act also prohibits certain “joint” transactions with certain of our affiliates, which could include investments in the same Target Security (whether at the same or different times), without prior approval of the SEC. If a person acquires more than 25% of our voting securities, we will be prohibited from buying or selling any security from or to such person or certain of that person’s affiliates, or entering into prohibited joint transactions with such persons, absent the prior approval of the SEC. Similar restrictions limit our ability to transact business with our officers or Trustees or its affiliates. As a result of these restrictions, we may be prohibited from buying or selling any security from or to any portfolio company or CLO of an investment fund managed by our Adviser or its affiliates without the prior approval of the SEC, which may limit the scope of investment opportunities that would otherwise be available to us.
On January 6, 2026, we, the Adviser and certain affiliates received the Order, which superseded a prior co-investment exemptive order granted on January 13, 2020 (and amended on August 2, 2022), that permits us, among other things, to participate with other funds managed by the Adviser or certain affiliates, including PSEC, PRIS and PFLOAT, in certain co-investment transactions, where co-investing would otherwise be prohibited under the 1940 Act, subject to the conditions included therein. Under the terms of the Order, we generally are permitted to co-invest with certain of our affiliates if such co-investments are done on the same terms and at the same time, as further detailed in the Order. The Order requires that a “required majority” (as defined in Section 57(o) of the 1940 Act) of our Board of Trustees make certain findings (1) in most instances when we co-invest with our affiliate in an issuer where our affiliate has an existing investment in the issuer, and either (i) we do not have an existing investment in the issuer or (ii) we do have an existing investment in the issuer, but we are not co-investing on a pro-rata basis with our affiliate, and (2) if we dispose of an asset acquired in a transaction under the Order unless the disposition is done on a pro rata basis. The Order also imposes reporting and record keeping requirements and limitations on transactional fees. We may only co-invest with other funds managed or owned by our Adviser or certain affiliates in accordance with such Order and existing regulatory guidance.

Uncertainty Of Sources For Funding Future Capital Needs Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
We are uncertain of our sources for funding our future capital needs; if we cannot obtain equity or debt financing on acceptable terms, our ability to acquire investments and to expand our operations will be adversely affected.
The net proceeds from the sale of shares will be used to allow us to pursue our investment opportunities and to pay for our operating expenses and various fees and expenses such as base management fees, incentive fees and other fees. Any working capital reserves we maintain may not be sufficient for investment purposes, and we may require debt or equity financing to operate. Accordingly, in the event that we develop a need for additional capital in the future for investments or for any other reason, these sources of funding may not be available to us. Consequently, if we cannot obtain debt or equity financing on acceptable terms, our ability to acquire investments and to expand our operations will be adversely affected. As a result, we would be less able to broaden our portfolio and achieve our investment objective, which may negatively impact our results of operations and reduce our ability to make distributions to our stockholders.

Effective System Of Internal Control Over Financial Reporting Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
If we fail to maintain an effective system of internal control over financial reporting, we may not be able to accurately report our financial results or prevent fraud. As a result, stockholders could lose confidence in our financial and other public reporting, which would harm our business and our ability to continue the offering.
Effective internal control over financial reporting is necessary for us to provide reliable financial reports and, together with adequate disclosure controls and procedures, is designed to prevent fraud. Any failure to implement required new or improved controls, or difficulties encountered in their implementation, could cause us to fail to meet our reporting obligations. In addition, any testing by us conducted in connection with Section 404 of the Sarbanes-Oxley Act, or the subsequent testing by our independent registered public accounting firm (when undertaken, as noted below), may reveal deficiencies in our internal control over financial reporting that are deemed to be material weaknesses or that may require prospective or retroactive changes to our consolidated financial statements or identify other areas for further attention or improvement. Inferior internal controls could also cause investors and lenders to lose confidence in our reported financial information, which could have a negative effect on our ability to continue the offering.

Cyber-Security Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
We may experience cyber-security incidents and are subject to cyber-security risks. The failure in cyber-security systems, as well as the occurrence of events unanticipated in our disaster recovery systems and management continuity planning, could impair our ability to conduct business effectively.
Our business operations rely upon secure information technology systems for data processing, storage and reporting. Despite careful security and controls design, implementation and updating, our information technology systems could become subject to cyber-attacks and unauthorized access, such as physical and electronic break-ins or unauthorized tampering. Cyberattacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through "hacking" or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Network, system, application and data breaches could result in operational disruptions or information misappropriation, which could have a material adverse effect on our business, results of operations and financial condition. Like other companies, we may experience threats to our data and systems, including malware and computer virus attacks, unauthorized access, system failures and disruptions. If one or more of these events occurs, it could potentially jeopardize the confidential, proprietary and other information processed and stored in, and transmitted through, our computer systems and networks, or otherwise cause interruptions or malfunctions in our operations, which could result in damage to our reputation, financial losses, litigation, increased costs, regulatory penalties and/or customer dissatisfaction or loss.
The occurrence of a disaster such as a cyber-attack, a disease pandemic, a natural catastrophe, an industrial accident, a terrorist attack or war, events unanticipated in our disaster recovery systems, or a support failure from external providers, could have an adverse effect on our ability to conduct business and on our results of operations and financial condition, particularly if those events affect our computer-based data processing, transmission, storage, and retrieval systems or destroy data. If a significant number of our managers were unavailable in the event of a disaster, our ability to effectively conduct our business could be severely compromised.
Cyber-security failures by or breaches conducted by third-parties against the Adviser, any future sub-adviser(s), the Administrator and other service providers (including, but not limited to, accountants, custodians, transfer agents and administrators), and the issuers of securities in which we invest, have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with our ability to calculate our net asset value, impediments to trading, the inability of our stockholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While we have established a business continuity plan in the event of, and risk management systems to prevent, such cyberattacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, we cannot control the cyber security plans and systems put in place by our service providers and issuers in which we invest. We and our stockholders could be negatively impacted as a result.

Dependency On Information Systems and Systems Failures Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
We are dependent on information systems and systems failures could significantly disrupt our business, which may, in turn, negatively affect the market price of our common stock and our ability to pay dividends.
Our business is dependent on our and third parties’ communications and information systems. Any failure or interruption of those systems, including as a result of the termination of an agreement with any third-party service providers, could cause delays or other problems in our activities. Our financial, accounting, data processing, backup or other operating systems and facilities may fail to operate properly or become disabled or damaged as a result of a number of factors including events that are wholly or partially beyond our control and adversely affect our business. There could be:
•sudden electrical or telecommunications outages;
•natural disasters such as earthquakes, tornadoes and hurricanes;
•disease pandemics;
•events arising from local or larger scale political or social matters, including terrorist acts; and
•cyber-attacks.
These events, in turn, could have a material adverse effect on our operating results and negatively affect the market price of our common stock and our ability to pay dividends to our stockholders.

Investment In Shares Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The shares sold in this offering will not be listed on an exchange or quoted through a quotation system for the foreseeable future, if ever. Therefore, if you purchase shares in this offering, you will have limited liquidity and may not receive a full return of your invested capital if you sell your shares.
The shares offered by us are illiquid assets for which there is not expected to be any secondary market nor is it expected that any will develop in the foreseeable future, if ever. Limited liquidity will be provided to shareholders only through our Repurchase Program, subject to certain restrictions and limitations, at a price which may reflect a discount from the purchase price the shareholder paid for the shares being repurchased. There is no guarantee that shareholders will be able to sell all of the shares they desire pursuant to our Repurchase Program. The Repurchase Program will include numerous restrictions that limit your ability to sell your shares. Other than with respect to our Repurchase Program discussed in “Share Repurchase Program”, investors have no right to require the Fund to redeem their shares. See “Share Repurchase Program” for detailed description of the Fund’s Repurchase Program.

Limited Experience Of Distributor To Sell Shares Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The Distributor in our continuous offering has limited experience selling shares on behalf of a registered closed-end management investment company and may be unable to sell a sufficient number shares for us to achieve our investment objective.
The Distributor has limited experience selling shares on behalf of a registered closed-end management investment company. There is no assurance that it will be able to sell a sufficient number of shares to allow us to have adequate funds to purchase a relatively broad portfolio of investments and generate income sufficient to cover our expenses.
As a result, we may be unable to achieve our investment objective, and you could lose some or all of the value of your investment.

Dependency On Distributor To Conduct Our Continuous Offering Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Our ability to successfully conduct our continuous offering is dependent, in part, on the ability of the Distributor to successfully establish, operate and maintain a network of broker-dealers.
The success of our public offering, and correspondingly our ability to implement our business strategy, is dependent upon the ability of the Distributor to establish and maintain a network of licensed securities broker-dealers and other agents to sell our shares. If the Distributor fails to perform, we may not be able to raise adequate proceeds through our public offering to implement our investment strategy. If we are unsuccessful in implementing our investment strategy, you could lose all or a part of your investment.

Shareholder Participation In The Funds Repurchase Program Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Shareholder participation in the Fund’s Repurchase Program may result in adverse consequences for shareholders who remain invested in the Fund.
The Fund believes that repurchase offers are generally beneficial to the Fund’s shareholders, and repurchases generally will be funded from available cash or sales of portfolio securities. However, repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments (including by borrowing to obtain such investments), which may harm the Fund’s investment performance. Moreover, a reduction in the size of the Fund through repurchases may result in (i) an increase in the Fund's expense ratio, (ii) untimely sales of portfolio securities (with associated imputed transaction costs, which may be significant and also contribute to an increase in the Fund's expense ratio), (iii) an increase the Fund’s portfolio turnover, and (iv) limits on the ability of the Fund to participate in new investment opportunities or to achieve its investment objective. Also, the sale of securities to fund repurchases could reduce the market price of those securities, which in turn would reduce the Fund’s NAV per share.

Limited Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The Fund only offers limited liquidity, and there is no guarantee that a shareholder's shares will be repurchased in the amount or at the time desired.
As a closed-end “interval fund,” the Fund makes quarterly repurchase offers for no less than 5% of the Fund’s outstanding shares at NAV. Even though the Fund makes quarterly repurchase offers (typically in or around the last month of the calendar quarter), investors should consider the Fund’s shares to be illiquid. There is no guarantee that you will be able to sell the amount of shares that you wish to tender in connection with a given repurchase offer. Shareholders may tender more shares than the Fund has offered to repurchase. If so, the Fund will repurchase the shares tendered on a pro rata basis, and shareholders will have to wait until the next repurchase offer to make another repurchase request. As a result, it is possible that not all shares that are tendered in a repurchase offer will be repurchased. There is also a risk that some shareholders, in anticipation of proration, may tender more shares than they wish to have repurchased in a given quarter, thereby increasing the likelihood that a proration will occur. Finally, the Board (including a majority of Independent Trustees (as defined below)) may suspend quarterly repurchases in accordance with Rule 23c-3. Due to the foregoing, an investment in the Fund may not be appropriate for IRAs or other qualified retirement plans that require minimum distributions. Each of these factors may further limit the liquidity of the Fund’s shares. See “Share Repurchase Program.”

Investing Significant Portion Of Net Proceeds On Acceptable Terms In An Acceptable Timeframe Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
We may be unable to invest a significant portion of the net proceeds of our offering on acceptable terms in an acceptable timeframe.
Delays in investing the net proceeds of our offering may impair our performance. We cannot assure you that we will be able to identify any investments that meet our investment objective or that any investment that we make will produce a positive return. We may be unable to invest the net proceeds of our offering on acceptable terms within the time period that we anticipate or at all, which could harm our financial condition and operating results.
Before making investments, we will invest the net proceeds of our public offering in temporary investments, such as cash, cash equivalents, U.S. government securities and other high-quality debt investments that mature in one year or less, which we expect will have returns substantially lower than the returns that we anticipate earning from investments in Target Securities and related investments. As a result, we may not have as great an ability to pay distributions while our portfolio is not fully invested in securities meeting our investment objective as we may be able to when our portfolio is fully invested in securities meeting our investment objective.

Issuance Of Additional Shares Diluting Interest Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Your interest in us will be diluted if we issue additional shares, which could reduce the overall value of an investment in us.
Potential investors will not have preemptive rights to any shares we issue in the future. Our Agreement and Declaration of Trust (the “Declaration of Trust”) authorizes us to issue an unlimited number of shares. After an investor purchases shares, we may elect to sell additional shares in the future, which would dilute an investor’s percentage ownership interest in us. In addition, depending upon the terms and pricing of any additional offerings and the value of our investments, you may also experience dilution in the book value and fair value of your shares.

Provision Of Declaration Of Trust And Bylaws Could Deter Takeover Attempts Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Certain provisions of our Declaration of Trust and bylaws could deter takeover attempts and have an adverse impact on the value of our shares.
Our Declaration of Trust includes provisions that could have the effect of limiting the ability of other entities or persons to acquire control of the Fund or to change the composition of the Board, and could have the effect of depriving our shareholders of an opportunity to sell their shares at a premium over prevailing market prices, if any, by discouraging a third party from seeking to obtain control of the Fund. These provisions may have the effect of discouraging attempts to acquire control of the Fund, which attempts could have the effect of increasing our expenses and interfering with our normal operations. The trustees are elected for indefinite terms and do not stand for reelection. Also, we do not intend to hold annual meetings of our shareholders. A trustee may be removed from office without cause only by a written instrument signed or adopted by a majority of the remaining trustees. In addition, shareholders have the power to remove a Trustee to the extent provided by the 1940 Act and the rules and regulations thereunder.

Royalty-Free License Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
We have entered into a royalty-free license to use the name “Prospect Enhanced Yield Fund” which may be terminated if our Adviser is no longer our investment adviser.
We entered into a royalty-free license agreement with our Adviser. Under this agreement, our Adviser granted us a non-exclusive license to use the name “Prospect Enhanced Yield Fund” Under the license agreement, we have the right to use the “Prospect Enhanced Yield Fund” name for so long as our Adviser remains our investment adviser.

Conflicts Of Interest Caused By Compensation Arrangements For Adviser And Affiliates Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Our Adviser and its affiliates, including our officers and some of our trustees, will face conflicts of interest caused by compensation arrangements with us and our affiliates, which could result in actions that are not in the best interests of our stockholders.
Our Adviser and its affiliates will receive substantial fees from us in return for their services, and these fees could influence the advice provided to us. Among other matters, the compensation arrangements could affect their judgment with respect to public offerings of equity by us, which allows the Distributor to earn additional dealer manager fees and our Adviser to earn increased asset management fees. In addition, if we decide to utilize leverage, it will increase our assets and, as a result, will increase the amount of management fees payable to our Adviser.

Obligation To Pay Advisor Incentive Compensation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
We may be obligated to pay our Adviser incentive compensation even if we incur a net loss due to a decline in the value of our portfolio.
Our Investment Advisory Agreement entitles our Adviser to receive incentive compensation on income regardless of any capital losses. In such case, we may be required to pay our Adviser incentive compensation for a fiscal quarter even if there is a decline in the value of our portfolio or if we incur a net loss for that quarter.
Any incentive fee payable by us that relates to our net investment income may be computed and paid on income that may include interest that has been accrued but not yet received. If an investment defaults and was structured to provide accrued interest, it is possible that accrued interest previously included in the calculation of the subordinated incentive fee will become uncollectible. Our Adviser is not under any obligation to reimburse us for any part of the subordinated incentive fee it received that was based on accrued income that we never received as a result of a default by an entity on the obligation that resulted in the accrual of such income, and such circumstances would result in our paying a subordinated incentive fee on income we never received.

Recogniztion Of Income Resulting In Payment Of An Incentive Fee Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The recognition of income in connection with investments that we purchase with original issue discount may result in the payment of an incentive fee to our Adviser without a corresponding receipt of cash income.
In the event we recognize loan interest income in excess of the cash we receive in connection with an investment that we purchase with original issue discount, we may be required to liquidate assets in order to pay a portion of the incentive fee. Our Adviser, however, is not required to reimburse us for the portion of any incentive fees attributable to non-cash income in the event of a subsequent default on such investment and non-payment of such non-cash income.

Diversion Of Adviser's Professionals' Time And Resouces Due To Obligations To Other Clients Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Our Adviser’s professionals’ time and resources may be diverted due to obligations they have to other clients.
Our Adviser’s professionals serve or may serve as officers, trustees or principals of entities that operate in the same or a related line of business as we do, or of investment funds managed by the same personnel. In serving in these multiple capacities, they may have obligations to other clients or investors in those entities, the fulfillment of which may not be in our best interests or in the best interest of our stockholders. Our investment objective may overlap with the investment objectives of such investment funds, accounts or other investment vehicles. For example, we rely on our Adviser to manage our day-to-day activities and to implement our investment strategy. Our Adviser and certain of its affiliates are currently, and plan in the future to continue to be, involved with activities which are unrelated to us. As a result of these activities, our Adviser, its personnel and certain of its affiliates will have conflicts of interest in allocating their time and resources between us and other activities in which they are or may become involved, including, but not limited to, the management of Prospect Capital Management, PSEC, PRIS and PFLOAT. Our Adviser and its personnel will devote only as much of its or their time and resources to our business as our Adviser and its personnel, in their judgment, determine is reasonably required, which may be substantially less than their full time and resources.
Furthermore, our Adviser and its affiliates may have existing business relationships or access to material, non-public information that may prevent it from recommending investment opportunities that would otherwise fit within our investment objective. These activities could be viewed as creating a conflict of interest in that the time, effort and ability of the members of our Adviser and its affiliates and their officers and employees will not be devoted exclusively to our business but will be allocated between us and the management of the monies of other advisees of our Adviser and its affiliates.

Additional Competition Due To Individuals Associated With The Adviser Not Prohibited From Raising Money For Or Managing Another Entity With The Same Investments Targeted Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
We may face additional competition due to the fact that individuals associated with our Adviser are not prohibited from raising money for or managing another entity that makes the same types of investments that we target.
Our Adviser’s professionals are not prohibited from raising money for and managing another investment entity that makes the same types of investments as those we target. For example, certain professionals of our Adviser are simultaneously providing advisory services to other affiliated entities, including Prospect Capital Management, which serves as the investment adviser to PSEC and PFLOAT. As a result, the time and resources that our Adviser’s professionals may devote to us may be diverted to another investment entity. In addition, we may compete with any such investment entity for the same investors and investment opportunities. The Order permits us, among other things, to participate with other funds managed by the Adviser or certain affiliates, including PSEC, PRIS and PFLOAT, in certain co-investment transactions, where co-investing would otherwise be prohibited under the 1940 Act, subject to the conditions included therein. Under the terms of the Order, we generally are permitted to co-invest with certain of our affiliates if such co-investments are done on the same terms and at the same time, as further detailed in the Order. The Order requires that a “required majority” (as defined in Section 57(o) of the 1940 Act) of our Board of Trustees make certain findings (1) in most instances when we co-invest with our affiliate in an issuer where our affiliate has an existing investment in the issuer, and either (i) we do not have an existing investment in the issuer or (ii) we do have an existing investment in the issuer, but we are not co-investing on a pro-rata basis with our affiliate, and (2) if we dispose of an asset acquired in a transaction under the Order unless the disposition is done on a pro rata basis. The Order also imposes reporting and record keeping requirements and limitations on transactional fees. We may only co-invest with other funds managed or owned by our Adviser or certain affiliates in accordance with such Order and existing regulatory guidance. See “Certain Relationships and Related Party Transactions—Allocation of Investments” in the statement of additional information. To the extent we are able to make co-investments with our Adviser’s affiliates, these co-investment transactions may give rise to conflicts of interest or perceived conflicts of interest among us and the other participating accounts.
Affiliates of our Adviser have no obligation to make their originated investment opportunities available to our Adviser or to us, and such opportunities may be provided to PSEC or another affiliate of our Adviser.
To mitigate the foregoing conflicts, our Adviser and its affiliates will seek to allocate portfolio transactions on a fair and equitable basis, taking into account such factors as the relative amounts of capital available for new investments, the applicable investment programs and portfolio positions, the clients for which participation is appropriate and any other factors deemed appropriate.

Incentive Fee May Induce Advisor To Make Speculative Invesmtents Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Our incentive fee may induce our Adviser to make speculative investments.
The subordinated incentive fee payable by us to our Adviser may create an incentive for it to make investments on our behalf that are risky or more speculative than would be the case in the absence of such compensation arrangement. The way in which the subordinated incentive fee payable to our Adviser is determined may encourage it to use leverage to increase the return on our investments. In addition, the fact that our base management fee is payable based upon our average total assets, which would include any borrowings for investment purposes, may encourage our Adviser to use leverage to make additional investments. Under certain circumstances, the use of leverage may increase the likelihood of a default, which would adversely affect holders of our common stock. Such a practice could result in our investing in more speculative securities than would otherwise be in our best interests, which could result in higher investment losses, particularly during cyclical economic downturns.

Investments In ABS, CLO And Other Structured Finance Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Our investments in ABS securities, CLO securities and other structured finance securities involve certain risks.
Our investments consist primarily of structured credit investments including ABS securities and CLO securities, and we may invest in other related structured finance securities. ABS, CLOs and structured finance securities are generally backed by an asset or a pool of assets that serve as collateral. We and other investors in ABS, CLO and related structured finance securities ultimately bear the credit risk of the underlying collateral. In the case of most ABS and CLOs, the structured finance securities are issued in multiple tranches, offering investors various maturity and credit risk characteristics, often categorized as senior, mezzanine and subordinated/equity according to their degree of risk. If there are defaults or the relevant collateral otherwise underperforms, scheduled payments to senior tranches of such securities take precedence over those of junior tranches which are the focus of our investment strategy, and scheduled payments to junior tranches have a priority in right of payment to subordinated/equity tranches.
In light of the above considerations, ABS, CLO and other structured finance securities may present risks similar to those of the other types of debt obligations and, in fact, such risks may be of greater significance in the case of ABS, CLO and other structured finance securities. For example, investments in structured vehicles, including ABS junior debt and junior debt securities issued by CLOs, involve risks, including credit risk and market risk. Changes in interest rates and credit quality may cause significant price fluctuations.
In addition to the general risks associated with investing in debt securities, ABS and CLO securities carry additional risks, including: (1) the possibility that distributions from collateral assets will not be adequate to make interest or other payments; (2) the quality of the collateral may decline in value or default; (3) our investments in ABS and CLO junior debt tranches will likely be subordinate in right of payment to other senior classes of CLO debt; and (4) the complex structure of a particular security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results. Additionally, changes in the collateral held by ABS and CLO structures may cause payments on the instruments we hold to be reduced, either temporarily or permanently. Structured investments, particularly the subordinated interests in which we invest, are less liquid than many other types of securities and may be more volatile than the assets underlying the investment. In addition, ABS, CLOs, and other structured finance securities may be subject to prepayment risk. Further, the performance of an ABS, CLO, or other structured finance security may be adversely affected by a variety of factors, including the security’s priority in the capital structure of the issuer thereof, the availability of any credit enhancement, the level and timing of payments and recoveries on and the characteristics of the underlying receivables, loans or other assets that are being securitized, remoteness of those assets from the originator or transferor, the adequacy of and ability to realize upon any related collateral and the capability of the servicer of the securitized assets. There are also the risks that the trustee of an ABS or CLO does not properly carry out its duties to the ABS or CLO, potentially resulting in loss to the ABS or CLO. In addition, the complex structure of the security may produce unexpected investment results, especially during times of market stress or volatility. Investments in structured finance securities may also be subject to liquidity risk.

Difference In Asset-Baced Securities and Mortgage-Backed Securities Versus Other Type Of Debt Intruments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Asset-backed securities and mortgage-backed securities in which we may invest often involve risks that are different from risks associated with other types of debt instruments.
Asset-backed securities. Asset-backed securities often involve risks that are different from risks associated with other types of debt instruments. For instance, asset-backed securities may be particularly sensitive to changes in prevailing interest rates. In addition, the underlying assets may be subject to prepayments that shorten the securities’ weighted average maturity and may lower their return. Asset-backed securities are also subject to risks associated with their structure and the nature of the assets underlying the security and the servicing of those assets. Payment of interest and repayment of principal on asset-backed securities is largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds or other credit enhancements. The values of asset-backed securities may be substantially dependent on the servicing of the underlying asset pools, and are therefore subject to risks associated with the negligence by, or defalcation of, their servicers. Furthermore, debtors may be entitled to the protection of a number of state and federal consumer credit laws with respect to the assets underlying these securities, which may give the debtor the right to avoid or reduce payment. In addition, due to their often complicated structures, various asset-backed securities may be difficult to value and may constitute illiquid investments. If many borrowers on the underlying loans or other obligations default, losses could exceed the credit enhancement level and result in losses to investors in asset-backed securities.

Structured Finance Securities Risks May Differ From Other Types Of Debt Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Structured finance securities may involve risks that are different from or greater than the risks associated with other types of debt investments.
A portion of the Fund’s investments may consist of collateralized loan obligations, collateralized debt obligations or other asset-backed securities or similar instruments. Structured finance securities may present risks similar to those of the other types of debt obligations in which the Fund may invest and, in fact, such risks may be of greater significance in the case of structured finance securities. Moreover, investing in structured finance securities may entail a variety of unique risks. Among other risks, structured finance securities may be subject to prepayment risk. In addition, the performance of a structured finance security will be affected by a variety of factors, including its priority in the capital structure of the issuer thereof, and the availability of any credit enhancement, the level and timing of payments and recoveries on and the characteristics of the underlying receivables, loans or other assets that are being securitized, remoteness of those assets from the originator or transferor, the adequacy of and ability to realize upon any related collateral and the capability of the servicer of the securitized assets.

Investments In Primary CLO Market Involve Certain Additional Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Our investments in the primary CLO market involve certain additional risks.
Between the pricing date and the effective date of a CLO, the CLO collateral manager will generally expect to purchase additional collateral obligations for the CLO. During this period, the price and availability of these collateral obligations may be adversely affected by a number of market factors, including price volatility and availability of investments suitable for the CLO, which could hamper the ability of the collateral manager to acquire a portfolio of collateral obligations that will satisfy specified concentration limitations and allow the CLO to reach the target initial par amount of collateral prior to the effective date. An inability or delay in reaching the target initial par amount of collateral may adversely affect the timing and amount of interest or principal payments received by the holders of the CLO debt securities and distributions on the CLO equity securities and could result in early redemptions which may cause CLO equity and debt investors to receive less than face value of their investment.

Payments On CLO Investments Are Payble From The Cashflows Of Senior Secured Loans Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
CLOs typically will have no significant assets other than their underlying Senior Secured Loans; payments on CLO investments are and will be payable solely from the cashflows from such Senior Secured Loans.
CLOs typically will have no significant assets other than their underlying Senior Secured Loans. Accordingly, payments on CLO investments are and will be payable solely from the cashflows from such Senior Secured Loans, net of all management fees and other expenses. Payments to us as a holder of CLO investments are and will be met only after payments due on the senior notes (and, where appropriate, the junior secured notes) from time to time have been made in full. This means that relatively small numbers of defaults of Senior Secured Loans may adversely impact our returns.

Senior Loan Porfolios Of CLO Vehichles May Be Concentrated In A Limited Number Of Industries Or Borrowers Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The Senior Loan portfolios of the CLO vehicles in which we invest may be concentrated in a limited number of industries or borrowers, which may subject those vehicles, and in turn us, to a risk of significant loss if there is a downturn in a particular industry in which a number of a CLO vehicle’s investments are concentrated.
The CLO vehicles in which we invest may have Senior Loan portfolios that are concentrated in a limited number of industries or borrowers. A downturn in any particular industry or borrower in which a CLO vehicle is heavily invested may subject that vehicle, and in turn us, to a risk of significant loss and could significantly impact the aggregate returns we realize. If an industry in which a CLO vehicle is heavily invested suffers from adverse business or economic conditions, a material portion of our investment in that CLO vehicle could be affected adversely, which, in turn, could adversely affect our financial position and results of operations.

Failure To Maintain Diversification Of Underlying Obligors Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Failure to maintain adequate diversification of underlying obligors across the CLOs in which we invest would make us more vulnerable to defaults.
Even if we maintain adequate diversification across different CLO issuers, we may still be subject to concentration risk since CLO portfolios tend to have a certain amount of overlap across underlying obligors. This trend is generally exacerbated when demand for bank loans by CLO issuers outpaces supply. Market analysts have noted that the overlap of obligor names among CLO issuers has increased recently, and is particularly evident across CLOs of the same year of origination, as well as with CLOs managed by the same asset manager. To the extent we invest in CLOs which have a high percentage of overlap, this may increase the likelihood of defaults on our CLO investments occurring together.

CLO Investments Are Exposed To Leveraged Credit Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Our CLO investments are exposed to leveraged credit risk.
We may be in a subordinated position with respect to realized losses on the Senior Secured Loans underlying our investments in the junior debt and equity tranches of CLOs. The leveraged nature of junior debt and equity tranches of CLOs, in particular, magnifies the adverse impact of Senior Secured Loan defaults. CLO investments represent a leveraged investment with respect to the underlying Senior Secured Loans. Therefore, changes in the market value of the CLO investments could be greater than the change in the market value of the underlying Senior Secured Loans, which are subject to credit, liquidity and interest rate risk.

Changes In Credit Spreads May Adversely Affect Our Profitability Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Changes in credit spreads may adversely affect our profitability and result in realized and unrealized depreciation on our investments.
The performance of our CLO equity investments will depend, in a large part, upon the spread between the rate at which the CLO borrows funds and the rate at which it lends these funds. Any reduction of the spread between the rate at which the CLO invests and the rate at which it borrows may adversely affect the CLO equity investor’s profitability.
Because CLO equity investors are paid the residual income after the CLO debt tranches receive contractual interest payments, a reduction in the weighted average spread of the Senior Secured Loans underlying a CLO will reduce the income flowing to CLO equity investors. As a result, CLO investors will experience realized and unrealized depreciation in periods of prolonged spread compression. If these conditions continue, the CLO investors, such as us, may lose some or all of their investment.

Potential For Interruption And Deferral Of Cashflow Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
There is the potential for interruption and deferral of cashflow.
If certain minimum collateral value ratios and/or interest coverage ratios are not met by a CLO (e.g., due to Senior Secured Loan defaults), then cashflow that otherwise would have been available to pay the distribution on the CLO investments may instead be used to redeem any senior notes or to purchase additional Senior Secured Loans, until the ratios again exceed the minimum required levels or any senior notes are repaid in full. This could result in an elimination, reduction or deferral in the distribution and/or principal paid to the holders of the CLO investments, which would adversely impact our returns.

Investments In Foreign Securities May Involve Significant Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investments in foreign securities may involve significant risks in addition to the risks inherent in U.S. investments.
Our investment strategy involves investments in securities issued by foreign entities, including foreign CLOs. Investing in foreign entities may expose us to additional risks not typically associated with investing in U.S. issuers. These risks include changes in exchange control regulations, political and social instability, expropriation, imposition of foreign taxes, less liquid markets and less available information than is generally the case in the United States, higher transaction costs, less government supervision of exchanges, brokers and issuers, less developed bankruptcy laws, difficulty in enforcing contractual obligations, lack of uniform accounting and auditing standards and greater price volatility. Further, we, and the CLOs in which we invest, may have difficulty enforcing creditor’s rights in foreign jurisdictions. In addition, the underlying companies of the CLOs in which we invest may be foreign, which may create greater exposure for us to foreign economic developments.
Although our investments are U.S. dollar-denominated, any investments denominated in a foreign currency will be subject to the risk that the value of a particular currency will change in relation to one or more other currencies. Among the factors that may affect currency values are trade balances, the level of short-term interest rates, differences in relative values of similar assets in different currencies, long-term opportunities for investment and capital appreciation, and political developments. We may employ hedging techniques to minimize these risks, but we can offer no assurance that we will, in fact, hedge currency risk, or that if we do, such strategies will be effective.

Investments In Target Securities May Be Illiquid Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Our investments in Target Securities may be illiquid.
We may invest a substantial percentage of our portfolio in securities that are considered illiquid. “Illiquid securities” are securities that we reasonably expect cannot be sold or disposed of in current market conditions within seven calendar days or less without the sale or disposition significantly changing the market value of the investment. We may not be able to readily dispose of such securities at prices that approximate those at which we could sell such securities if they were more widely-traded and, as a result of such illiquidity, we may have to sell other investments or engage in borrowing transactions to raise cash to meet our obligations. Limited liquidity can also affect the volatility and market price of securities, thereby adversely affecting our net asset value and ability to make dividend distributions. Target Securities may not be readily marketable and may be subject to restrictions on resale. Target Securities Loans are generally not listed on any U.S. national securities exchange and no active trading market may exist for the securities in which we will invest. Although a secondary market may exist for our investments, the market for our investments may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. As a result, these types of investments may be more difficult to value. In addition, we believe that ownership of Target Securities has generally been distributed across a wide range of holders, some of whom we believe may continue to face near-to intermediate-term liquidity issues. Further, we believe that larger institutional investors with sufficient resources to source, analyze and negotiate the purchase of these assets may refrain from purchases of the size that we are targeting, thereby reducing the prospective investor population, which would limit our ability to sell our Target Securities if we choose to or need to do so. We have no limitation on the amount of our assets which may be invested in securities that are not readily marketable or are subject to restrictions on resale.

Invest In Assets With No Or Limited Performance Or Operating History Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
We may invest in assets with no or limited performance or operating history.
We may invest in assets with no or limited investment history or performance record upon which our Adviser will be able to evaluate their likely performance. Our investments in entities with no or limited operating history are subject to all of the risks and uncertainties associated with a new business, including the risk that such entities will not achieve target returns.
Consequently, our profitability, net asset value and share price could be adversely affected.

Exposed To Underlying Borrower Fraud Through The Target Securities Held In Our Portfolio Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
We are exposed to underlying borrower fraud through the Target Securities held in our portfolio.
Investing in Target Securities involves the possibility of our investments being subject to potential losses arising from material misrepresentation or omission on the part of borrowers whose loans we hold, either directly or indirectly through Target Securities. Such inaccuracy or incompleteness may adversely affect the valuation of our investments or may adversely affect the ability of the relevant investment to perfect or effectuate a lien on the collateral securing the loan. The Target Securities in which we will invest will rely upon the accuracy and completeness of representations made by the underlying borrowers to the extent reasonable, but cannot guarantee such accuracy or completeness. In addition, the quality of our investments in Target Securities is subject to the accuracy of representations made by the underlying issuers.
In addition, we are subject to the risk that the systems used by the CLO collateral managers to control for the accuracy of representations made by the underlying issuers are defective.

Payment Of Underlying Portfolio Manager Fees And Other Charges Could Adversely Impact Our Returns Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The payment of underlying portfolio manager fees and other charges could adversely impact our returns.
We may invest in securities where the underlying portfolios may be subject to management, administration and incentive or performance fees, in addition to those payable by us. Payment of such additional fees could adversely impact the returns we achieve.

Inability Of A CLO Collateral Manager To Reinvest The Proceeds Of The Prepayment Of Senior Secured Loans Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The inability of a CLO collateral manager to reinvest the proceeds of the prepayment of Senior Secured Loans may adversely affect us.
There can be no assurance that, in relation to any CLO investment, in the event that any of the Senior Secured Loans of a CLO underlying such investment are prepaid, the CLO collateral manager will be able to reinvest such proceeds in new Senior Secured Loans with equivalent investment returns. If the CLO collateral manager cannot reinvest in new Senior Secured Loans with equivalent investment returns, the interest proceeds available to pay interest on the rated liabilities and investments may be adversely affected.

CLO Investments Are Subject To Prepayments And Calls Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Our CLO investments are subject to prepayments and calls, increasing re-investment risk.
Our investments and/or the underlying Senior Secured Loans may prepay more quickly than expected, which could have an adverse impact on our value. Prepayment rates are influenced by changes in interest rates and a variety of economic, geographic and other factors beyond our control and consequently cannot be predicted with certainty. In addition, for a CLO collateral manager there is often a strong incentive to refinance well performing portfolios once the senior tranches amortize. The yield to maturity of the investments will depend on, inter alia, the amount and timing of payments of principal on the loans and the price paid for the investments. Such yield may be adversely affected by a higher or lower than anticipated rate of prepayments of the debt.
Furthermore, our investments generally will not contain optional call provisions, other than a call at the option of the holders of the equity tranches for the senior notes and the junior secured notes to be paid in full after the expiration of an initial period in the deal (referred to as the “non-call period”).
The exercise of the call option is by the relevant percentage (usually a majority) of the holders of the equity tranches and, therefore, where we do not hold the relevant percentage we will not be able to control the timing of the exercise of the call option. The equity tranches also generally have a call at any time based on certain tax event triggers. In any event, the call can only be exercised by the holders of equity tranches if they can demonstrate (in accordance with the detailed provisions in the transaction) that the senior notes and junior secured notes will be paid in full if the call is exercised.
Early prepayments and/or the exercise of a call option otherwise than at our request may also give rise to increased re-investment risk with respect to certain investments, as we may realize excess cash earlier than expected. If we are unable to reinvest such cash in a new investment with an expected rate of return at least equal to that of the investment repaid, this may reduce our net income and, consequently, could have an adverse impact on our ability to pay dividends.

Limited Control Of The Administration And Amendment Of Senior Secured Loans Owned By The CLOs Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
We will have limited control of the administration and amendment of Senior Secured Loans owned by the CLOs in which we invest.
We will not be able to directly enforce any rights and remedies in the event of a default of a Senior Secured Loan held by a CLO vehicle. In addition, the terms and conditions of the Senior Secured Loans underlying our investments in the equity and junior debt tranches of CLOs may be amended, modified or waived only by the agreement of the underlying lenders. Generally, any such agreement must include a majority or a super majority (measured by outstanding loans or commitments) or, in certain circumstances, a unanimous vote of the lenders. Consequently, the terms and conditions of the payment obligations arising from Senior Secured Loans could be modified, amended or waived in a manner contrary to our preferences.

No Influence On Management Of Underlying Investments Managed By Non-Affiliated Third Party CLO Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
We will have no influence on management of underlying investments managed by non-affiliated third party CLO collateral managers.
We will not be responsible for and will have no influence over the asset management of the portfolios underlying the CLO investments we hold where those portfolios are managed by non-affiliated third party CLO collateral managers. Similarly, we will not be responsible for and will have no influence over the day-to-day management, administration or any other aspect of the issuers of the individual securities. As a result, the values of the portfolios underlying our CLO investments could decrease as a result of decisions made by third party CLO collateral managers.

Limited Control Of The Administration And Amendment Of Any CLO Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
We will have limited control of the administration and amendment of any CLO in which we invest.
The terms and conditions of Target Securities may be amended, modified or waived only by the agreement of the underlying security holders. Generally, any such agreement must include a majority or a super majority (measured by outstanding amounts) or, in certain circumstances, a unanimous vote of the security holders. Consequently, the terms and conditions of the payment obligation arising from the CLOs in which we invest be modified, amended or waived in a manner contrary to our preferences.

Senior Secured Loans Of CLOs May Be Sold And Replaced Resulting In A Loss Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Senior Secured Loans of CLOs may be sold and replaced resulting in a loss to us.
The Senior Secured Loans underlying our CLO investments may be sold and replacement collateral purchased within the parameters set out in the relevant CLO indenture between the CLO and the CLO trustee and those parameters may typically only be amended, modified or waived by the agreement of a majority of the holders of the senior notes and/or the junior secured notes and/or the equity tranche once the CLO has been established. If these transactions result in a net loss, the magnitude of the loss from the perspective of the equity tranche would be increased by the leveraged nature of the investment.

Financial Results May Be Affected Adversely If One Or More Of Our Significant Junior Debt And Equity Investments In A CLO Vehicle Defaults On Its Payment Obligations Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Our financial results may be affected adversely if one or more of our significant junior debt and equity investments in a CLO vehicle defaults on its payment obligations or fails to perform as we expect.
We expect that a majority of our portfolio will consist of junior debt and equity investments in CLOs, which involve a number of significant risks. CLOs are typically highly levered (~10 times), and therefore the junior debt and equity tranches that we will invest in are subject to a higher risk of total loss. In particular, investors in CLOs indirectly bear risks of the underlying debt investments held by such CLOs. We will generally have the right to receive payments only from the CLOs, and will generally not have direct rights against the underlying borrowers or the entity that sponsored the CLOs. Although it is difficult to predict whether the prices of indices and securities underlying CLOs will rise or fall, these prices (and, therefore, the prices of the CLOs) will be influenced by the same types of political and economic events that affect issuers of securities and capital markets generally.
The investments we make in CLOs will likely be thinly traded or have only a limited trading market. CLO investments are typically privately offered and sold, in the primary and secondary markets. As a result, investments in CLOs may be characterized as illiquid securities. In addition to the general risks associated with investing in debt securities, CLOs carry additional risks, including, but not limited to: (i) the possibility that distributions from the underlying Senior Secured Loans will not be adequate to make interest or other payments; (ii) the quality of the underlying Senior Secured Loans may decline in value or default; and (iii) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the CLO or unexpected investment results. Further, our investments in equity and junior debt tranches of CLOs will be subordinate to the senior debt tranches thereof.
Investments in structured vehicles, including equity and junior debt instruments issued by CLOs, involve risks, including credit risk and market risk. Changes in interest rates and credit quality may cause significant price fluctuations. Additionally, changes in the underlying Senior Secured Loans held by a CLO may cause payments on the instruments we hold to be reduced, either temporarily or permanently. Structured investments, particularly the subordinated interests in which we invest, are less liquid than many other types of securities and may be more volatile than the Senior Secured Loans underlying the CLOs in which we invest.

Non-Investment Grade Or “Junk” Debt Involves A Greater Risk Of Default And Higher Price Volatility Than Investment Grade Debt Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Non-investment grade or “junk” debt involves a greater risk of default and higher price volatility than investment grade debt.
The Senior Secured Loans underlying our CLO investments typically will be BB or B rated (non-investment grade or “junk”) and in limited circumstances, unrated, Senior Secured Loans. Non-investment grade or “junk” securities are predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal when due and therefore involve a greater risk of default and higher price volatility than investment grade debt.

Investments In CLOs May Be Subject To Special Anti-Deferral Provisions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Our investments in CLOs may be subject to special anti-deferral provisions that could result in us incurring tax or recognizing income prior to receive cash distributions related to such income.
We anticipate that the CLOs in which we invest may constitute “passive foreign investment companies,” or “PFICs.” If we acquire shares in a PFIC (including in CLOs that are PFICs), we may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares. Additional charges in the nature of interest generally will be imposed on the Fund in respect of deferred taxes arising from any such excess distribution or gain. This additional tax and interest may apply even if we make a distribution in an amount equal to any “excess distribution” or gain from the disposition of such shares. Certain elections may be available to mitigate or eliminate such tax on excess distributions, but such elections (if available) will generally require us to recognize our share of the PFICs income for each year regardless of whether we receive any distributions from such PFICs. We must nonetheless distribute such income to qualify for tax treatment as a RIC.
If we hold more than 10% of the shares in a foreign corporation that is treated as a controlled foreign corporation, or “CFC” (including in a CLO treated as a CFC), we may be treated as receiving a deemed distribution (taxable as ordinary income) each year from such foreign corporation in an amount equal to our pro rata share of certain of the foreign corporation’s income for the tax year (including both ordinary earnings and capital gains). If we are required to include such deemed distributions from a CFC in our income, we will be required to distribute such income to qualify for RIC tax treatment regardless of whether or not the CFC makes an actual distribution during such year.
If we are required to include amounts in income prior to receiving distributions representing such income, we may have to sell some of our investments at times and/or at prices we would not consider advantageous, raise additional debt or equity capital or forgo new investment opportunities for this purpose. If we are not able to obtain cash from other sources, we may fail to qualify for RIC tax treatment and thus become subject to U.S. federal income tax. For additional discussion regarding the tax implications of a RIC, see “Material U.S. Federal Income Tax Considerations—Taxation as a Regulated Investment Company.”

CLOs In Which We Invest May Be Subject To Withholding Tax Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The CLOs in which we invest may be subject to withholding tax if they fail to comply with certain reporting requirements.
Legislation commonly referred to as the ‘‘Foreign Account Tax Compliance Act,’’ or FATCA, imposes a withholding tax of 30% on payments of U.S. source interest and distributions to certain non-U.S. entities, including certain non-U.S. financial institutions and investment funds, unless such non-U.S. entity complies with certain reporting requirements. Most CLO vehicles in which we invest will be treated as non-U.S. financial entities for this purpose, and therefore will be required to comply with these reporting requirements to avoid the 30% withholding. If a CLO vehicle in which we invest fails to properly comply with these reporting requirements, it could reduce the amounts available to distribute to equity and junior debt holders in such CLO vehicle, which could materially and adversely affect our operating results and cash flows. See “Certain U.S. Federal Tax Considerations -- Foreign Account Tax Compliance Act” for additional discussion regarding FATCA.

OID And PIK Interest Constitute A Portion Of Our Income Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
To the extent OID and PIK interest constitute a portion of our income, we will be exposed to typical risks associated with such income being required to be included in taxable and accounting income prior to receipt of cash representing such income.
Our investments may include original issue discount, or OID, instruments and payment in kind, or PIK, interest arrangements, which represents contractual interest added to a loan balance and due at the end of such loan’s term. To the extent OID or PIK interest constitute a portion of our income, we are exposed to typical risks associated with such income being required to be included in taxable and accounting income prior to receipt of cash, including the following:
•The higher interest rates of OID and PIK instruments reflect the payment deferral and increased credit risk associated with these instruments, and OID and PIK instruments generally represent a significantly higher credit risk than coupon loans.
•Even if the accounting conditions for income accrual are met, the borrower could still default when our actual collection is supposed to occur at the maturity of the obligation.
•OID and PIK instruments may have unreliable valuations because their continuing accruals require continuing judgments about the collectability of the deferred payments and the value of any associated collateral. OID and PIK income may also create uncertainty about the source of our cash distributions.
For accounting purposes, any cash distributions to stockholders representing OID and PIK income are not treated as coming from paid-in capital, even if the cash to pay them comes from offering proceeds. As a result, despite the fact that a distribution representing OID and PIK income could be paid out of amounts invested by our stockholders, the 1940 Act does not require that stockholders be given notice of this fact by reporting it as a return of capital.

Hedging Or Derivative Transactions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
We are subject to risks associated with any hedging or derivative transactions in which we participate.
We may in the future purchase and sell a variety of derivative instruments, including credit derivatives. The Fund may invest in derivatives to hedge against credit risks or other forms of risk, including interest rate risk, or for other investment or risk management purposes. The Fund may invest in derivatives for investment purposes to the extent consistent with our investment objectives if the Adviser deems it appropriate to do so. Derivative transactions may be volatile and involve various risks different from, and in certain cases, greater than the risks presented by other instruments. The primary risks related to derivative transactions include counterparty, correlation, illiquidity, leverage, volatility, OTC trading, operational and legal risks. A small investment in derivatives could have a large potential impact on our performance, effecting a form of investment leverage on our portfolio. In certain types of derivative transactions, we could lose the entire amount of our investment. In other types of derivative transactions, the potential loss is theoretically unlimited.
The following is a more detailed discussion of primary risk considerations related to the use of derivative transactions that investors should understand before investing in our securities.
Counterparty risk. Counterparty risk is the risk that a counterparty in a derivative transactions will be unable to honor its financial obligation to us, or the risk that the reference entity in a credit default swap or similar derivative will not be able to honor its financial obligations. Certain participants in the derivatives market, including larger financial institutions, have experienced significant financial hardship and deteriorating credit conditions. If our counterparty to a derivative transaction experiences a loss of capital, or is perceived to lack adequate capital or access to capital, it may experience margin calls or other regulatory requirements to increase equity. Under such circumstances, the risk that a counterparty will be unable to honor its obligations may increase substantially. If a counterparty becomes bankrupt, we may experience significant delays in obtaining recovery (if at all) under the derivative contract in bankruptcy or other reorganization proceeding; if our claim is unsecured, we will be treated as a general creditor of such prime broker or counterparty and will not have any claim with respect to the underlying security. We may obtain only a limited recovery or may obtain no recovery in such circumstances. The counterparty risk for cleared derivatives is generally lower than for uncleared OTC derivatives since generally a clearing organization becomes substituted for each counterparty to a cleared derivative and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to the clearing house for performance of financial obligations. However, there can be no assurance that the clearing house, or its members, will satisfy its obligations to us.
Correlation risk. When used for hedging purposes, an imperfect or variable degree of correlation between price movements of the derivative instrument and the underlying investment sought to be hedged may prevent us from achieving the intended hedging effect or expose us to the risk of loss. The imperfect correlation between the value of a derivative and our underlying assets may result in losses on the derivative transactions that are greater than the gain in the value of the underlying assets in our portfolio.
The Adviser may not hedge against a particular risk because it does not regard the probability of the risk occurring to be sufficiently high as to justify the cost of the hedge, or because it does not foresee the occurrence of the risk. These factors may have a significant negative effect on the fair value of our assets and the market value of our securities.
Liquidity risk. Derivative transactions, especially when traded in large amounts, may not be liquid in all circumstances, so that in volatile markets we would not be able to close out a position without incurring a loss. Although both OTC and exchange-traded derivatives markets may experience a lack of liquidity, OTC non-standardized derivative transactions are generally less liquid than exchange-traded instruments. The illiquidity of the derivatives markets may be due to various factors, including congestion, disorderly markets, limitations on deliverable supplies, the participation of speculators, government regulation and intervention, and technical and operational or system failures. In addition, daily limits on price fluctuations and speculative position limits on exchanges on which we may conduct transactions in derivative instruments may prevent prompt liquidation of positions, subjecting us to the potential of greater losses. As a result, we may need to liquidate other investments to meet margin and settlement payment obligations.
Leverage risk. Trading in Derivative transactions can result in significant leverage and risk of loss. Thus, the leverage offered by trading in derivative instruments will magnify the gains and losses we experience and could cause our NAV to be subject to wider fluctuations than would be the case if we did not use the leverage feature in derivative instruments.
Volatility risk. The prices of many derivative instruments, including many options and swaps, are highly volatile. Price movements of options contracts and payments pursuant to swap agreements are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The value of options and swap agreements also depends upon the price of the securities or currencies underlying them. These factors may cause the derivatives transactions to experience adverse market movements.
OTC trading. Derivative transactions that may be purchased or sold may include instruments not traded on an organized market. The risk of non-performance by the counterparty to such derivative transaction may be greater and the ease with which we can dispose of or enter into closing transactions with respect to such an instrument may be less than in the case of an exchange traded instrument. In addition, significant disparities may exist between “bid” and “ask” prices for certain derivative instruments that are not traded on an exchange. Such instruments are often valued subjectively and may result in mispricings or improper valuations. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value, or both. In contrast, cleared derivative transactions benefit from daily mark-to-market pricing and settlement, and segregation and minimum capital requirements applicable to intermediaries.
Operational and Legal risk. Derivatives are also subject to operational and legal risks. Operational risk generally refers to risk related to potential operational issues, including documentation issues, settlement issues, system failures, inadequate controls, and human errors. Legal risk generally refers to insufficient documentation, insufficient capacity or authority of counterparty, or legality or enforceability of a contract. Transactions entered into directly between two counterparties generally do not benefit from such protections; however, certain uncleared derivative transactions are subject to minimum margin requirements which may require us and our counterparties to exchange collateral based on daily marked-to-market pricing. OTC trading generally exposes us to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing us to suffer a loss. Such “counterparty risk” is accentuated for contracts with longer maturities where events may intervene to prevent settlement, or where we have concentrated our transactions with a single or small group of counterparties.
Regulatory Risk. The derivative investments in which we may invest are subject to comprehensive statutes, regulations and margin requirements. In particular, certain provisions of the Dodd-Frank Act require certain standardized derivatives to be executed on a regulated market and cleared through a central counterparty, which may result in increased margin requirements and costs for us. The Dodd-Frank Act also established minimum margin requirements on certain uncleared derivatives which may result in us and our counterparties posting higher margin amounts for uncleared derivatives.
In October 2020, the SEC adopted Rule 18f-4 under the 1940 Act related to the use of derivatives, short sales, reverse repurchase agreements and certain other transactions by registered investment companies. Rule 18f-4 in effect rescinds and withdraws the guidance of the SEC and its staff regarding asset segregation and cover practices with respect to such transactions. Rule 18f-4 permits us to enter into derivatives and other transactions that create future payment or delivery obligations, including short sales, notwithstanding the senior security provisions of the 1940 Act if we comply with certain value-at-risk (“VaR”) leverage limits and derivatives risk management program and board oversight and reporting requirements or comply with a “limited derivatives users” exception. We intend to elect to rely on the limited derivatives users exception. We may change the election and comply with the other provisions of Rule 18f-4 related to derivatives transactions at any time and without notice. To satisfy the limited derivatives users exception, we have adopted and implemented written policies and procedures reasonably designed to manage our derivatives risk and limit our derivatives exposure in accordance with Rule 18f-4. Rule 18f-4 also permits us to enter into reverse repurchase agreements or similar financing transactions notwithstanding the senior security provisions of the 1940 Act if we aggregate the amount of indebtedness associated with our reverse repurchase agreements or similar financing transactions with the aggregate amount of any other senior securities representing indebtedness when calculating our asset coverage ratios as discussed above or treat all such transactions as derivatives transactions for all purposes under Rule 18f-4. In connection with our intention to elect to rely on Rule 18f-4, we will not rely on the previous guidance of the SEC and its staff regarding asset segregation and cover practices in determining how we will comply with Section 18 with respect to our use of derivatives and the other transactions that Rule 18f-4 addresses.

Fund May Invest Opportunistically In CMBS Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The Fund may invest opportunistically in CMBS, which are subject to several types of risks that may adversely impact Fund performance.
Commercial mortgage-backed securities, or CMBS, are bonds that evidence interests in, or are secured by, a single commercial mortgage loan or a pool of commercial mortgage loans. Accordingly, the mortgage-backed securities the Fund may invest in are subject to all the risks of the underlying mortgage loans, including the risks of prepayment or default.
In a rising interest rate environment, the value of CMBS may be adversely affected when repayments on underlying mortgage loans do not occur as anticipated, resulting in the extension of the security’s effective maturity and the related increase in interest rate sensitivity of a longer-term instrument. The prices of lower credit quality securities are generally less sensitive to interest rate changes than more highly rated assets but more sensitive to adverse economic downturns or individual issuer developments. A projection of an economic downturn, for example, could cause a decline in the price of lower credit quality securities because the ability of obligors of mortgages underlying CMBS to make principal and interest payments or to refinance may be impaired. In this case, existing credit support in the securitization structure may be insufficient to protect us against loss of the Fund’s principal on these securities. The value of CMBS also may change due to shifts in the market’s perception of issuers and regulatory or tax changes adversely affecting the mortgage securities markets as a whole. In addition, CMBS are subject to the credit risk associated with the performance of the underlying mortgage properties.
CMBS are also subject to several risks created through the securitization process. Certain subordinate CMBS are paid interest only to the extent that there are funds available to make payments. To the extent the collateral pool includes a large percentage of delinquent loans, there is a risk that interest payment on subordinate CMBS will not be fully paid. Subordinate securities of CMBS are also subject to greater risk than those CMBS that are more highly rated.

Fund May Not Control The Special Servicing of The Mortgage Loans Included In The CMBS In Which The Fund Invests Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The Fund may not control the special servicing of the mortgage loans included in the CMBS in which the Fund invests and, in such cases, the special servicer may take actions that could adversely affect the Fund’s interests.
With respect to each series of CMBS in which the Fund may invest, overall control over the special servicing of the related underlying mortgage loans may be held by a directing certificate-holder, which is appointed by the holders of the most subordinate class of CMBS in such series. The Fund may acquire classes of existing series of CMBS where it will not have the right to appoint the directing certificate-holder. In connection with the servicing of the specially serviced mortgage loans, the related special servicer may, at the direction of the directing certificate-holder, take actions that could adversely affect the Fund’s interests.

Potential Borrowings May Expose Us To Additional Risks, Including The Typical Risks Associated With Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Our borrowings expose us to additional risks, including the typical risks associated with leverage, and could adversely affect our business, financial condition and results of operations.
We have incurred leverage by entering into reverse repurchase agreements. We may incur additional leverage through the issuance of preferred stock or reverse repurchase agreements or by borrowing under a credit facility. We may incur additional leverage, directly or indirectly, through one or more special purpose vehicles, indebtedness for borrowed money, shares of preferred stock, debt securities and other structures and instruments, in significant amounts and on terms that our Adviser and our Board of Trustees deem appropriate, subject to applicable limitations under the 1940 Act. Such leverage may be used for the acquisition and financing of our investments, to pay fees and expenses and for other purposes. Such leverage may be secured and/or unsecured. Any such leverage does not include leverage embedded or inherent in the CLO structures and ABS structures in which we invest or in derivative instruments in which we may invest. Accordingly, there is a layering of leverage in our overall structure.
The more leverage we employ, the more likely a substantial change will occur in our NAV. Accordingly, any event that adversely affects the value of an investment would be magnified to the extent leverage is utilized. For instance, any decrease in our income would cause net income to decline more sharply than it would have had we not borrowed. Such a decline could also negatively affect our ability to make distributions and other payments to our stockholders. Leverage is generally considered a speculative investment technique. Our ability to service any debt that we incur will depend largely on our financial performance and will be subject to prevailing economic conditions and competitive pressures. The cumulative effect of the use of leverage with respect to any investments in a market that moves adversely to such investments could result in a substantial loss that would be greater than if our investments were not leveraged.
As a registered closed-end management investment company, we will generally be required to meet certain asset coverage requirements, as defined under the 1940 Act, with respect to any senior securities. With respect to senior securities representing indebtedness (i.e., borrowings or deemed borrowings, including the reverse repurchase agreements), other than temporary borrowings as defined under the 1940 Act, we are required under current law to have an asset coverage of at least 300%, as measured at the time of borrowing and calculated as the ratio of our total assets (less all liabilities and indebtedness not represented by senior securities) over the aggregate amount of our outstanding senior securities representing indebtedness. With respect to senior securities that are stock, we are required under current law to have an asset coverage of at least 200%, as measured at the time of the issuance of any such senior securities that are stock and calculated as the ratio of our total assets (less all liabilities and indebtedness not represented by senior securities) over the aggregate amount of our outstanding senior securities representing indebtedness plus the aggregate liquidation preference of any such senior securities that are stock. If legislation were passed that modifies this section of the 1940 Act and increases the amount of senior securities that we may incur, we may increase our leverage to the extent then permitted by the 1940 Act and the risks associated with an investment in us may increase.
If our asset coverage declines below 300% (or 200%, as applicable), we would not be able to incur additional debt or issue preferred stock, and could be required by law to sell a portion of our investments to repay some debt or redeem shares of preferred stock (if applicable) when it is disadvantageous to do so, which could have a material adverse effect on our operations, and we may not be able to make certain distributions or pay dividends of an amount necessary to continue to be subject to tax as a RIC. The amount of leverage that we employ will depend on the Adviser’s and our Board of Trustees’ assessment of market and other factors at the time of any proposed borrowing. We cannot assure you that we will be able to obtain credit at all or on terms acceptable to us.
In addition, any debt facility into which we may enter would likely impose financial and operating covenants that restrict our business activities, including limitations that could hinder our ability to finance additional loans and investments or to make the distributions required to qualify as a RIC under Subchapter M of the Code.
Illustration. The following table is furnished in response to the requirements of the SEC and illustrates the effect of leverage on returns from an investment in our common stock assuming various annual returns, net of expenses. The calculation assumes (i) $100.5 million in total assets, (ii) an average cost of funds of 5.3%, (iii) $12.8 million in aggregate amount of reverse repurchase agreements, and (iv) $85.6 million of shareholders’ equity. In order to cover the annual interest payments on our senior securities, our portfolio would need a 0.67% return on our assets. The calculations in the table below are hypothetical and actual returns may be higher or lower than those appearing in the table below.

Assumed Return on our Portfolio (Net of Expenses)	(10)%	(5)%	0%	5%	10%
Corresponding Return to Common Stockholder	(12.5)%	(6.7)%	(0.8)%	5.1%	11%

The assumed portfolio return is required by regulation of the SEC and is not a prediction of, and does not represent, our projected or actual performance. Actual returns may be greater or less than those appearing in the table.

Changes In Interest Rates May Affect Our Cost Of Capital And Net Investment Income Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Changes in interest rates may affect our cost of capital and net investment income.
Because we finance our investments, in part, using leverage, including by entering into reverse repurchase agreements and incurring any future borrowings, our net investment income will depend, in part, upon the difference between the rate at which we borrow funds and the rate at which we invest those funds. As a result, we can offer no assurance that a significant change in market interest rates will not have a material adverse effect on our net investment income. In periods of rising interest rates when we have debt outstanding, our cost of funds will increase, which could reduce our net investment income. We expect that our long-term fixed-rate investments will be financed primarily with equity and long-term debt. We may use interest rate risk management techniques in an effort to limit our exposure to interest rate fluctuations. These techniques may include various interest rate hedging activities to the extent permitted by the 1940 Act. These activities may limit our ability to participate in the benefits of lower interest rates with respect to the hedged portfolio. Adverse developments resulting from changes in interest rates or hedging transactions could have a material adverse effect on our business, financial condition and results of operations. Also, we have limited experience in entering into hedging transactions, and we may have to purchase or develop such expertise.
You should also be aware that a rise in the general level of interest rates can be expected to lead to higher interest rates applicable to our debt investments. Accordingly, an increase in interest rates may make it easier for us to meet or exceed the subordinated incentive fee preferred return and may result in a substantial increase of the amount of incentive fees payable to our Adviser with respect to pre-incentive fee net investment income. See “Investment Advisory Agreement.”
There are risks associated with reverse repurchase agreements.
A reverse repurchase agreement is the sale by the Fund of a debt obligation to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that debt obligation from that party on a future date at a higher price. Similar to borrowing, reverse repurchase agreements provide the Fund with cash for investment purposes, which creates leverage and subjects the Fund to the risks of leverage, including increased volatility. Reverse repurchase agreements also involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities. Reverse repurchase agreements also create Fund expenses and require that the Fund have sufficient cash available to purchase the debt obligations when required. Reverse repurchase agreements also involve the risk that the market value of the debt obligation that is the subject of the reverse repurchase agreement could decline significantly below the price at which the Fund is obligated to repurchase the security.
In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligations to repurchase the securities. Reverse repurchase agreements are a form of leverage which also may increase the volatility of the Fund.

Holders Of Any Preferred Stock We Issue Have The Right To Elect Members Of Our Board Of Trustees Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Holders of any preferred stock we issue have the right to elect members of our Board of Trustees and class voting rights on certain matters.
Holders of any preferred stock we might issue in the future would have, the right to elect members of our Board of Trustees and class voting rights on certain matters. Any preferred stock we might issue in the future would have, voting separately as a single class, the right to elect two members of our Board of Trustees at all times and, in the event dividends become two full years in arrears, would have the right to elect a majority of the trustees until such arrearage is completely eliminated. In addition, preferred stockholders have class voting rights on certain matters, including changes in fundamental investment restrictions and conversion to open-end status, and accordingly can veto any such changes. Restrictions imposed on the declarations and payment of dividends or other distributions to the holders of our common stock and preferred stock, both by the 1940 Act and by requirements imposed by rating agencies or the terms of our credit facilities, might impair our ability to maintain our qualification as a RIC for U.S. federal income tax purposes. While we would intend to redeem our preferred stock to the extent necessary to enable us to distribute our income as required to maintain our qualification as a RIC, there can be no assurance that such actions could be effected in time to meet the tax requirements.

Subject To U.S. Federal Income Tax If We Are Unable To Qualify As A RIC Under Subchapter M Of The Code Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
We will be subject to U.S. federal income tax if we are unable to qualify as a RIC under Subchapter M of the Code or to satisfy RIC distribution requirements.
To maintain RIC tax treatment under the Code, we must meet the following annual distribution, income source and asset diversification requirements. See “Material U.S. Federal Income Tax Considerations.”
•The annual distribution requirement for a RIC will be satisfied if we distribute to our stockholders on an annual basis at least the sum of (i) 90% of our net ordinary income and realized net short-term capital gains in excess of realized net long-term capital losses, if any, and (ii) 90% of our net tax-exempt interest income. We are subject to an asset coverage ratio requirement under the 1940 Act and may in the future become subject to certain financial covenants under loan and credit agreements that could, under certain circumstances, restrict us from making distributions necessary to satisfy the distribution requirement. If we are unable to obtain cash from other sources, we could fail to qualify for RIC tax treatment and thus become subject to U.S. federal income tax at corporate.
•The income source requirement will be satisfied if we obtain at least 90% of our income for each year from dividends, interest, gains from the sale of shares or securities or similar sources.
•The asset diversification requirement will be satisfied if we meet certain asset diversification requirements at the end of each quarter of our taxable year. To satisfy this requirement, at least 50% of the value of our assets must consist of cash, cash equivalents, U.S. government securities, securities of other RICs, and other acceptable securities; and no more than 25% of the value of our assets can be invested in (i) the securities, other than U.S. government securities or securities of other RICs, of one issuer, (ii) the securities, other than securities of other RICs, of two or more issuers that are controlled, as determined under applicable Code rules, by us and that are engaged in the same or similar or related trades or businesses or (iii) the securities of certain “qualified publicly traded partnerships.” Failure to meet these requirements may result in our having to dispose of certain investments quickly in order to prevent the loss of RIC status. Because most of our investments will be in private companies, and therefore will be relatively illiquid, any such dispositions could be made at disadvantageous prices and could result in substantial losses.
If we fail to qualify for or maintain RIC tax treatment for any reason and are subject to U.S. federal income tax at corporate rates, the resulting corporate taxes could substantially reduce our net assets, the amount of income available for distribution and the amount of our distributions.

Difficulty Paying Our Required Distributions If We Recognize Income Before Or Without Receiving Cash Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
We may have difficulty paying our required distributions if we recognize income before or without receiving cash representing such income.
For U.S. federal income tax purposes, we may be required to recognize taxable income in circumstances in which we do not receive a corresponding payment in cash. For example, if we hold debt or equity investments that are treated under applicable tax rules as having original issue discount (such as debt instruments with PIK interest or, in certain cases, debt instruments that were issued with warrants), we must include in income each year a portion of the original issue discount that accrues over the life of the obligation, regardless of whether cash representing such income is received by us in the same taxable year. We may also have to include in income other amounts that we have not yet received in cash, such as deferred loan origination fees that are paid after origination of the loan or are paid in non-cash compensation such as warrants or stock. We anticipate that a portion of our income may constitute original issue discount or other income required to be included in taxable income prior to receipt of cash. Further, we may elect to amortize market discounts and include such amounts in our taxable income in the current year, instead of upon disposition, as an election not to do so would limit our ability to deduct interest expenses for tax purposes.
Because any original issue discount or other amounts accrued will be included in our investment company taxable income for the year of the accrual, we may be required to make a distribution to our stockholders in order to satisfy the annual distribution requirement, even though we will not have received any corresponding cash amount. As a result, we may have difficulty meeting the annual distribution requirement necessary to qualify for and maintain RIC tax treatment under the Code. We may have to sell some of our investments at times and/or at prices we would not consider advantageous, raise additional debt or equity capital or forgo new investment opportunities for this purpose. If we are not able to obtain cash from other sources, we may fail to qualify for RIC tax treatment and thus become subject to U.S. federal income tax at corporate rates. If we fail to qualify for or maintain RIC tax treatment for any reason and are subject to U.S. federal income tax at corporate rates, the resulting corporate taxes could substantially reduce our net assets, the amount of income available for distribution and the amount of our distributions. For additional discussion regarding the tax implications of a RIC, see “Material U.S. Federal Income Tax Considerations—Taxation as a Regulated Investment Company.”

Do Not Qualify As A Publicly Offered Regulated Investment Company Tax Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
If we do not qualify as a “publicly offered regulated investment company,” as defined in the Code, you will be taxed as though you received a distribution of some of our expenses.
A “publicly offered regulated investment company” is a RIC whose shares are either (i) continuously offered pursuant to a public offering, (ii) regularly traded on an established securities market or (iii) held by at least 500 persons at all times during the taxable year. If we are not a publicly offered RIC for any period, a non-corporate stockholder’s allocable portion of our affected expenses, including our management fees, will be treated as an additional distribution to the stockholder. A non-corporate stockholder’s allocable portion of these expenses is also treated as miscellaneous itemized deductions that are not currently deductible by such stockholders under the Code. While we anticipate that we will constitute a publicly offered RIC for our current tax year, there can be no assurance that we will in fact so qualify for any of our taxable years.

Taxes From Dividends Paid In Stock Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
We may in the future choose to pay dividends in part in our own stock, in which case you may be required to pay tax in excess of the cash you receive.
We may distribute taxable dividends that are payable in cash or shares of our common stock at the election of each stockholder. In accordance with guidance issued by the Internal Revenue Service, a publicly offered RIC should generally be eligible to treat a distribution of its own stock as fulfilling its RIC distribution requirements if each stockholder is permitted to elect to receive his or her distribution in either cash or stock of the RIC (even where there is a limitation on the percentage of the distribution payable in cash, provided that the limitation is at least 20%), subject to the satisfaction of certain guidelines. If too many stockholders elect to receive cash, each stockholder electing to receive cash generally must receive a portion of his or her distribution in cash (with the balance of the distribution paid in stock. If these and certain other requirements are met, for U.S. federal income tax purposes, the amount of the distribution paid in stock generally will be a taxable distribution in an amount equal to the amount of cash that could have been received instead of stock. If we decide to make any such distributions that are payable in part in our stock, taxable stockholders receiving such dividends will be required to include the full amount of the dividend (whether received in cash, our stock, or a combination thereof) as ordinary income (or as long-term capital gain to the extent such distribution is properly reported as a capital gain dividend) to the extent of our current and accumulated earnings and profits for U.S. federal income tax purposes. As a result, a U.S. stockholder may be required to pay tax with respect to such dividends in excess of any cash received. If a U.S. stockholder sells the stock it receives as a dividend in order to pay this tax, the sales proceeds may be less than the amount included in income with respect to the dividend, depending on the market price of our stock at the time of the sale. Furthermore, with respect to non-U.S. stockholders, we may be required to withhold U.S. tax with respect to such dividends, including in respect of all or a portion of such dividend that is payable in stock.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	10 East 40th Street
Entity Address, Address Line Two	42nd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10016
Contact Personnel Name			M. Grier Eliasek
Class A [Member]
Fee Table [Abstract]
Sales Load [Percent]	5.75%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	0.00%
Management Fees [Percent]	1.63%
Interest Expenses on Borrowings [Percent]	0.79%
Distribution/Servicing Fees [Percent]	0.00%
Incentive Fees [Percent]	0.00%
Loan Servicing Fees [Percent]	0.25%
Acquired Fund Fees and Expenses [Percent]	0.00%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	2.22%
Total Annual Expenses [Percent]	4.89%
Waivers and Reimbursements of Fees [Percent]	(3.85%)
Net Expense over Assets [Percent]	1.04%
Expense Example, Year 01	$ 68
Expense Example, Years 1 to 3	164
Expense Example, Years 1 to 5	260
Expense Example, Years 1 to 10	$ 501
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Class A Shares
Outstanding Security, Held [Shares]	0
Outstanding Security, Not Held [Shares]	0
Class C [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	1.00%
Management Fees [Percent]	1.63%
Interest Expenses on Borrowings [Percent]	0.79%
Distribution/Servicing Fees [Percent]	0.75%
Incentive Fees [Percent]	0.00%
Loan Servicing Fees [Percent]	0.25%
Acquired Fund Fees and Expenses [Percent]	0.00%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	2.22%
Total Annual Expenses [Percent]	5.64%
Waivers and Reimbursements of Fees [Percent]	(3.85%)
Net Expense over Assets [Percent]	1.79%
Expense Example, Year 01	$ 18
Expense Example, Years 1 to 3	134
Expense Example, Years 1 to 5	248
Expense Example, Years 1 to 10	$ 528
Other Transaction Fees, Note [Text Block]		Class C shares are subject to an Early Withdrawal Charge equal to 1.00% of the original purchase price of Class C shares repurchased by the Fund that have been held, as of the time of repurchase, less than 365 days from the purchase date.
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Class C Shares
Outstanding Security, Held [Shares]	0
Outstanding Security, Not Held [Shares]	0
Class I [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	0.00%
Management Fees [Percent]	1.63%
Interest Expenses on Borrowings [Percent]	0.79%
Distribution/Servicing Fees [Percent]	0.00%
Incentive Fees [Percent]	0.00%
Loan Servicing Fees [Percent]	0.00%
Acquired Fund Fees and Expenses [Percent]	0.00%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	2.22%
Total Annual Expenses [Percent]	4.64%
Waivers and Reimbursements of Fees [Percent]	(3.85%)
Net Expense over Assets [Percent]	0.79%
Expense Example, Year 01	$ 8
Expense Example, Years 1 to 3	105
Expense Example, Years 1 to 5	203
Expense Example, Years 1 to 10	$ 451
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Class I Shares
Outstanding Security, Held [Shares]	0
Outstanding Security, Not Held [Shares]	1,277,995